                         THE   WM   GROUP   OF   FUNDS
                                   Prospectus
                     MARCH 1, 1999, AS REVISED MAY 19, 1999
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Money Funds

+ Money Market Fund
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+ Tax-Exempt Money Market Fund
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+ California Money Fund
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Fixed-Income Funds

+ Short Term High Quality Bond Fund
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+ Target Maturity 2002 Fund
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+ U.S. Government Securities Fund
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+ Income Fund
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+ High Yield Fund
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Municipal Funds

+ Tax-Exempt Bond Fund
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+ California Municipal Fund
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+ California Insured Intermediate Municipal Fund
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+ Florida Insured Municipal Fund
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Equity Funds

+ Bond & Stock Fund
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+ Growth & Income Fund
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+ Northwest Fund
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+ Growth Fund
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+ Emerging Growth Fund
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+ International Growth Fund
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WM Strategic Asset Management Portfolios

+ Strategic Growth Portfolio
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+ Conservative Growth Portfolio
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+ Balanced Portfolio
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+ Flexible Income Portfolio
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+ Income Portfolio
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                The WM Group of Funds provides a broad selection
                    of investment alternatives to investors.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a crime.

                         THE   WM   GROUP   OF   FUNDS

--------------------------------------------------------------------------------

                                    CONTENTS

                                                  PAGE
Risk/Return Summary                                 2
  Summary of Principal Risks                       26
Fees and Expenses of the Funds and Portfolios      31
Description of the Funds and Portfolios            35
  Money Funds                                      35
  Fixed-Income Funds                               36
  Municipal Funds                                  38
  Equity Funds                                     40
  Strategic Asset Management Portfolios            41
Common Investment Practices                        42
Ways to Set Up Your Account                        51
How Can I Invest in the Funds and Portfolios?      52
Which Class of Shares is Best for Me?              54
  Class A Shares                                   54
  Class B Shares                                   55
  Distribution Plans                               57
Distribution of Income and Capital Gains           57
How Can I Sell Shares?                             57
How Can I Exchange My Shares?                      58
Dividends, Capital Gains and Taxes                 59
Organization                                       60
Financial Highlights                               64

                              RISK/RETURN SUMMARY

The WM Group of Funds provides a broad range of investment choices, including asset allocation strategies available through the WM Strategic Asset Management Portfolios (the "Portfolios"). This summary identifies the investment objective, principal investment strategies and principal risks of each Fund and Portfolio. The principal investment strategies identified in this summary are not the only investment strategies available to the Funds and Portfolios, and some of the principal investment strategies may not be available at any given time. For a discussion of all of the investment strategies available to the Funds and Portfolios, please see the Statement of Additional Information (the "SAI").

The principal investment strategies identified in this summary provide specific information about each of the Funds and Portfolios, but there are some general principles WM Advisors and the sub-advisors apply in making investment decisions. Generally, when making decisions about whether to buy or sell equity securities, WM Advisors and the sub-advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors and the sub-advisors will generally consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, as well as the credit quality of individual issuers.

The discussion of each Fund's and Portfolio's principal investment strategies includes a short discussion of some of the principal risks of investing in such Fund or Portfolio. You can find additional information about each Fund and Portfolio, including a more detailed description of these and other principal risks of an investment in each Fund or Portfolio, after this summary. Investments mentioned in the summary and described in greater detail under "Common Investment Practices" below appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Funds and Portfolios, and the related risks, before you invest.

Below the description of each Fund or Portfolio is a bar chart showing how the investment returns of its Class A shares have varied in the past ten years, or in the years since the Fund or Portfolio began if it is less than ten years old. The bar chart is intended to provide some indication of the volatility of the Fund's or Portfolio's returns. The table following each bar chart shows how, for each Class of shares, average annual returns of the Fund or Portfolio compare to returns of a broad-based securities market index for the last one, five and ten years (or, for a newer Fund or Portfolio, for the life of the Fund or Portfolio). Performance shown in the table reflects the maximum applicable sales charge, but performance shown in the bar chart does not reflect any sales charges. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.

There can be no assurance that any Fund or Portfolio will achieve its objective. It is possible to lose money on investments in the Funds and Portfolios. An investment in a Fund or Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Funds.

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                               MONEY MARKET fund

OBJECTIVE This Fund seeks to maximize current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high-quality money market instruments. The Fund's investments in high-quality money market instruments may include U.S. GOVERNMENT SECURITIES, FLOATING AND VARIABLE RATE SECURITIES, MUNICIPAL OBLIGATIONS, U.S. dollar denominated FOREIGN INVESTMENTS, ASSET-BACKED SECURITIES, REPURCHASE AGREEMENTS, and WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES.

Among the principal risks of investing in the Fund are:
- Market Risk,           - Liquidity Risk,
- Credit Risk,           - Management Risk, and
- Foreign Investment     - Money Market Risk.
  Risk,

YEARLY performance of Class A Shares*
[Money Market Bar Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
'1989'                                                                           8.57
'1990'                                                                           7.58
'1991'                                                                           5.39
'1992'                                                                           3.06
'1993'                                                                           2.41
'1994'                                                                           3.47
'1995'                                                                           5.33
'1996'                                                                           4.87
'1997'                                                                           5.04
'1998'                                                                           5.00

                                 Calendar Year

During the periods shown above, the highest quarterly return was 2.22% (for the quarter ended 6/30/89), and the lowest was 0.56% (for the quarter ended 6/30/93).

PERFORMANCE TABLE*

Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1998)               One Year    Five Years    Ten Years    Inception (5/2/94)
CLASS A SHARES                                        5.00%       4.74%         5.06%              N/A
CLASS B SHARES                                        4.19%        N/A           N/A              3.87%
MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX**      5.23%       5.21%         5.68%             5.37%

 * The Fund's performance through December 31, 1997 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Class B share average annual total returns shown in the table reflect the maximum applicable contingent deferred sales charge.

** This is an unmanaged index that measures the performance of 3-month U.S.
   Treasury bills currently available in the marketplace.

--------------------------------------------------------------------------------
                          TAX-EXEMPT MONEY MARKET fund

OBJECTIVE This Fund seeks to maximize current income that is exempt from federal income tax while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-quality, short-term, fixed-income MUNICIPAL OBLIGATIONS issued by states, counties, cities or other governmental entities that generate income exempt from federal income tax. The Fund's investments may include VARIABLE RATE OBLIGATIONS, HOLDINGS IN OTHER INVESTMENT COMPANIES, MUNICIPAL LEASES, WHEN-ISSUED and DELAYED-DELIVERY SECURITIES and ALTERNATIVE MINIMUM TAX ("AMT")- SUBJECT BONDS.

Among the principal risks of investing in the Fund are:

- Market Risk,          - Management Risk,
- Credit Risk,          - Tax Risk, and
- Liquidity Risk,       - Money Market Risk.

YEARLY performance of Class A Shares*
[Tax-Exempt Money Market Bar Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
 1989                                                                            6.04
 1990                                                                            5.76
 1991                                                                            4.18
 1992                                                                            2.41
 1993                                                                            2.06
 1994                                                                            2.37
 1995                                                                            4.00
 1996                                                                            3.05
 1997                                                                            3.18
 1998                                                                            3.07

                                 Calendar Year

During the periods shown above, the highest quarterly return was 1.63% (for the quarter ended 6/30/89), and the lowest was 0.46% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                           Past         Past         Past         Since Class B
(for periods ended December 31, 1998)                One Year    Five Years    Ten Years    Inception (5/2/94)
CLASS A SHARES                                         3.07%       3.13%         3.60%             N/A
CLASS B SHARES                                         2.08%        N/A           N/A             2.18%
MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX**       5.23%       5.21%         5.68%            5.37%

 * The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Class B share average annual total returns shown in the table reflect the maximum applicable contingent deferred sales charge.

** This is an unmanaged index that measures the performance of 3-month U.S.
   Treasury bills currently available in the marketplace.

--------------------------------------------------------------------------------
                             CALIFORNIA MONEY fund

OBJECTIVE This Fund seeks to maximize current income that is exempt from federal and California state personal income tax, consistent with safety of principal and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-quality, short-term, fixed-income MUNICIPAL OBLIGATIONS issued by states, counties, cities or other governmental bodies that generate income exempt from California state personal income tax. The Fund may also invest in high-quality instruments that may generate taxable income, including U.S. GOVERNMENT SECURITIES, MORTGAGE- AND ASSET-BACKED SECURITIES (including collateralized mortgage obligations) and REPURCHASE AGREEMENTS.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Liquidity Risk,
- Credit Risk,           - Management Risk,
- Geographic             - Tax Risk, and
  Concentration Risk,    - Money Market Risk.

The Fund is also "non-diversified," which means that the Fund may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to Non-Diversification Risk.

YEARLY performance of Class A Shares*
[California Money Bar Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
 1990                                                                            5.02
 1991                                                                            3.85
 1992                                                                            2.60
 1993                                                                            1.85
 1994                                                                            2.20
 1995                                                                            3.11
 1996                                                                            2.76
 1997                                                                            2.85
 1998                                                                            2.48

                                 Calendar Year

During the periods shown above, the highest quarterly return was 1.34% (for the quarter ended 12/31/89), and the lowest was 0.43% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                 Past         Past          Since Class A          Since Class B
(for periods ended December 31, 1998)      One Year    Five Years    Inception (7/10/89)    Inception (6/30/94)
CLASS A SHARES                               2.48%       2.68%              3.09%                   N/A
CLASS B SHARES                               1.65%        N/A                N/A                   2.00%
MERRILL LYNCH 3-MONTH U.S. TREASURY
BILL INDEX**                                 5.23%       5.21%              5.49%                  5.40%

 * The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Class B share average annual total returns shown in the table reflect the maximum applicable contingent deferred sales charge.

** This is an unmanaged index that measures the performance of 3-month U.S.
   Treasury bills currently available in the marketplace.

--------------------------------------------------------------------------------
                       SHORT TERM HIGH QUALITY BOND fund

OBJECTIVE This Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-quality short-term bonds and other FIXED-INCOME SECURITIES. The Fund generally maintains a dollar-weighted average portfolio maturity of three years or less. The Fund's investments may include corporate securities, U.S. GOVERNMENT SECURITIES, REPURCHASE AGREEMENTS AND MORTGAGE- AND ASSET-BACKED SECURITIES.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk, and
- Foreign                - Management Risk.
  Investment Risk,

YEARLY performance of Class A Shares*
[Yearly Performance Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
 1994                                                                            -2.05
 1995                                                                            10.03
 1996                                                                             4.09
 1997                                                                             5.77
 1998                                                                             6.30

                                 Calendar Year
During the periods shown above, the highest quarterly return was 3.28% (for the quarter ended 6/30/95), and the lowest was -1.52% (for the quarter ended 12/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                 Past         Past          Since Class A          Since Class B
(for periods ended December 31, 1998)      One Year    Five Years    Inception (11/1/93)    Inception (6/30/94)
CLASS A SHARES                               2.75%        4.00%             3.98%                   N/A
CLASS B SHARES                               1.51%         N/A               N/A                   4.79%
LEHMAN BROTHERS MUTUAL FUND SHORT (1-5)
INVESTMENT GRADE DEBT INDEX**                7.56%        6.70%             6.36%                  7.78%

 * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge. The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.
** This index includes all investment-grade, corporate debt securities with maturities of one to five years.

--------------------------------------------------------------------------------
                           TARGET MATURITY 2002 fund

OBJECTIVE This Fund seeks as high a level of return as is consistent with preservation of capital through December 31, 2002, and current income consistent with the creditworthiness of U.S. Treasury securities thereafter.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in ZERO-COUPON U.S. Treasury Securities that will mature during 2002. The Fund may also invest in other U.S. GOVERNMENT SECURITIES and FIXED-INCOME SECURITIES.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk, and
- Leveraging Risk,       - Management Risk.

YEARLY performance of Class A Shares*
[Yearly Performance Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
 1996                                                                             0.44
 1997                                                                             8.27
 1998                                                                            10.06

                                 Calendar Year
During the periods shown above, the highest quarterly return was 7.91% (for the quarter ended 6/30/95), and the lowest was -8.47% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*

Average Annual Total Returns                                    Past       Life of Fund
(for periods ended December 31, 1998)                         One Year    (Since 3/20/95)
CLASS A SHARES                                                  7.90%          8.42%
LEHMAN BROTHERS GOVERNMENT BOND INDEX**                         9.85%          9.35%

 * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum initial sales charge. The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.
** This index includes all U.S. Government agency and Treasury securities.

--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES fund

OBJECTIVE This Fund seeks a high level of current income consistent with safety and liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in U.S. GOVERNMENT SECURITIES, including collateralized mortgage obligations and other MORTGAGE-BACKED SECURITIES. The Fund may also invest in DOLLAR ROLLS, which involve leverage.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk, and
- Leveraging Risk,       - Management Risk.

YEARLY performance of Class A Shares*
[Yearly Performance Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
 1989                                                                            13.30
 1990                                                                             9.45
 1991                                                                            14.72
 1992                                                                             6.12
 1993                                                                             8.12
 1994                                                                            -4.91
 1995                                                                            19.45
 1996                                                                             2.48
 1997                                                                             9.92
 1998                                                                             7.21

                                 Calendar Year
During the periods shown above, the highest quarterly return was 7.65% (for the quarter ended 6/30/89), and the lowest was -3.68% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1998)               One Year    Five Years    Ten Years    Inception (3/31/94)
CLASS A SHARES                                        2.39%        5.55%        7.89%              N/A
CLASS B SHARES                                        6.23%         N/A          N/A              6.65%
LEHMAN BROTHERS GOVERNMENT BOND INDEX**               9.85%        7.18%        9.17%             8.27%

 * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge. The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.
** This index includes all U.S. Government agency and Treasury securities.

--------------------------------------------------------------------------------
                                  INCOME fund

OBJECTIVE This Fund seeks a high level of current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in a diversified pool of FIXED-INCOME SECURITIES, including corporate securities, U.S. GOVERNMENT SECURITIES and MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), up to 35% of which may be in LOWER-RATED SECURITIES (which are sometimes called "junk bonds"). The Fund may also invest in convertible securities.

Among the principal risks of investing in the Fund are:
- Market Risk,                   - Leveraging Risk,
- Credit Risk,                   - Derivatives Risk,
- Currency Risk,                 - Liquidity Risk, and
- Foreign Investment Risk,       - Management Risk.

YEARLY performance of Class A Shares*
[Income Fund Bar Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
 1989                                                                             6.75
 1990                                                                             8.21
 1991                                                                            17.29
 1992                                                                             7.38
 1993                                                                            10.82
 1994                                                                            -4.82
 1995                                                                            21.58
 1996                                                                             3.46
 1997                                                                            10.51
 1998                                                                             7.15

                                 Calendar Year

During the periods shown above, the highest quarterly return was 8.04% (for the quarter ended 6/30/95), and the lowest was -3.95% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                                Past        Past        Past         Since Class B
(for periods ended December 31, 1998)                     One Year   Five Years   Ten Years   Inception (3/30/94)
CLASS A SHARES                                              2.30%       6.25%       8.12%             N/A
CLASS B SHARES                                              1.31%        N/A         N/A             7.45%
LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX*            9.47%       7.30%       9.34%            8.43%

 * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge.

** This index is generally considered representative of the U.S. government and corporate bond markets.

--------------------------------------------------------------------------------
                                HIGH YIELD fund

OBJECTIVE  This Fund seeks to provide a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-yielding LOWER-RATED SECURITIES (sometimes called "junk bonds"), which may include FOREIGN INVESTMENTS. The Fund may also invest in higher-rated FIXED-INCOME SECURITIES, preferred stock and convertible securities.

Among the principal risks of investing in the Fund are:
- Market Risk,                   - Leveraging Risk,
- Credit Risk,                   - Derivatives Risk,
- Currency Risk,                 - Liquidity Risk,
- Foreign Investment Risk,       - Management Risk, and
                                 - Smaller Company Risk.

NO PERFORMANCE INFORMATION IS AVAILABLE FOR THE HIGH YIELD FUND BECAUSE IT HAS NOT YET BEEN IN OPERATION FOR A FULL YEAR.

--------------------------------------------------------------------------------
                              TAX-EXEMPT BOND fund

OBJECTIVE This Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in MUNICIPAL OBLIGATIONS issued by states, counties, cities or other governmental entities, including MUNICIPAL LEASES, AMT-SUBJECT BONDS and INVERSE FLOATING RATE OBLIGATIONS, that generate income exempt from federal income tax. The Fund may also invest in taxable FIXED-INCOME SECURITIES (including junk bonds) and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Liquidity Risk,
- Credit Risk,           - Management Risk, and
- Leveraging Risk,       - Tax Risk.
- Derivatives Risk,

YEARLY performance of Class A Shares*
[Yearly Performance Graph]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
 1989                                                                             8.08
 1990                                                                             6.71
 1991                                                                            11.36
 1992                                                                             9.00
 1993                                                                            12.54
 1994                                                                            -6.53
 1995                                                                            18.25
 1996                                                                             2.52
 1997                                                                             8.59
 1998                                                                             5.08

                                 Calendar Year

During the periods shown above, the highest quarterly return was 7.29% (for the quarter ended 3/31/95), and the lowest was -6.33% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1998)               One Year    Five Years    Ten Years    Inception (3/30/94)
CLASS A SHARES                                        0.36%        4.30%        6.88%              N/A
CLASS B SHARES                                       -0.77%         N/A          N/A              5.82%
LEHMAN BROTHERS MUNICIPAL BOND INDEX**                6.47%        6.22%        8.22%             7.83%

 * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or deferred contingent sales charge.

** This index includes all investment grade, tax-exempt bond issues.

--------------------------------------------------------------------------------
                           CALIFORNIA MUNICIPAL fund

OBJECTIVE This Fund seeks to provide as high a level of current income that is exempt from federal and California state income tax as is consistent with prudent investment management and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in intermediate-and long-term California MUNICIPAL OBLIGATIONS, including municipal leases and AMT-SUBJECT BONDS. The Fund may also invest in other municipal obligations and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.

Among the principal risks of investing in the Fund are:
- Market Risk,                   - Derivatives Risk,
- Credit Risk,                   - Liquidity Risk,
- Leveraging Risk,               - Management Risk, and
- Geographic                     - Tax Risk.
  Concentration Risk,

The Fund is also "non-diversified," which means that the Fund may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to Non-Diversification Risk.

YEARLY performance of Class A Shares*
[Yearly Performance Graph]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
 1990                                                                             6.47
 1991                                                                             9.65
 1992                                                                             9.17
 1993                                                                            13.65
 1994                                                                            -8.61
 1995                                                                            18.09
 1996                                                                             4.42
 1997                                                                            10.30
 1998                                                                             6.09

                                 Calendar Year

During the periods shown above, the highest quarterly return was 7.76% (for the quarter ended 3/31/95), and the lowest was -6.61% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                 Past         Past          Since Class A          Since Class B
(for periods ended December 31, 1998)      One Year    Five Years    Inception (7/25/89)    Inception (6/30/94)
CLASS A SHARES                               1.35%        4.71%             6.94%                   N/A
CLASS B SHARES                               0.30%         N/A               N/A                   6.96%
LEHMAN BROTHERS MUNICIPAL BOND INDEX**       6.47%        6.22%             7.85%                  8.02%

 * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge. The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.
** This index includes all investment grade tax-exempt bond issues.

--------------------------------------------------------------------------------
                 CALIFORNIA INSURED INTERMEDIATE MUNICIPAL fund

OBJECTIVE This Fund seeks to provide as high a level of current income that is exempt from federal and California state income tax as is consistent with prudent investment management and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in intermediate-term insured California MUNICIPAL OBLIGATIONS, including MUNICIPAL LEASES and AMT-SUBJECT BONDS. The weighted average effective maturity of the Fund's investments is ten years or less, and the maximum effective maturity of any of its investments is fifteen years. The Fund may also invest in other municipal obligations and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk,
- Leveraging Risk,       - Management Risk, and
- Geographic Concentra-  - Tax Risk.
  tion Risk,

The Fund is also "non-diversified," which means that the Fund may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to Non-Diversification Risk.

YEARLY performance of Class A Shares*
[California Insured Intermediate Municipal Fund Bar Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
 1995                                                                            16.45
 1996                                                                             3.91
 1997                                                                             7.14
 1998                                                                             5.26

                                 Calendar Year

During the periods shown above, the highest quarterly return was 7.23% (for the quarter ended 3/31/95), and the lowest was -1.52% (for the quarter ended 12/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                              Past         Since Class A          Since Class B
(for periods ended December 31, 1998)                   One Year    Inception (4/04/94)    Inception (6/30/94)
CLASS A SHARES                                            0.54%            6.13%                   N/A
CLASS B SHARES                                           -0.48%             N/A                   6.05%
LEHMAN BROTHERS MUNICIPAL BOND INDEX**                    6.47%            7.78%                  8.02%

 * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge. The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

** This index includes all investment grade tax-exempt bond issues.

--------------------------------------------------------------------------------
                         FLORIDA INSURED MUNICIPAL fund

OBJECTIVE This Fund seeks to provide as high a level of current income that is exempt from federal income tax as is consistent with prudent investment management and preservation of capital. The Fund also seeks to ensure that the value of its shares is exempt from Florida intangible personal property tax.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in intermediate-and long-term insured Florida MUNICIPAL OBLIGATIONS, including MUNICIPAL LEASES and AMT-SUBJECT BONDS. The Fund may also invest in other municipal obligations and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk,
- Leveraging Risk,       - Management Risk, and
- Geographic             - Tax Risk.
  Concentration Risk,

The Fund is also "non-diversified," which means that the Fund may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to Non-Diversification Risk.

YEARLY performance of Class A Shares*
[Florida Insured Municipal Fund Bar Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
 1994                                                                            -8.48
 1995                                                                            17.57
 1996                                                                             3.41
 1997                                                                            10.01
 1998                                                                             5.99

                                 Calendar Year

During the periods shown above, the highest quarterly return was 6.99% (for the quarter ended 3/31/95), and the lowest was -8.33% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                  Past         Past         Since Class A          Since Class B
(for periods ended December 31, 1998)       One Year    Five Years    Inception (6/7/93)    Inception (6/30/94)
CLASS A SHARES                                1.21%        4.38%             5.17%                  N/A
CLASS B SHARES                                0.20%         N/A               N/A                  6.79%
LEHMAN BROTHERS MUNICIPAL BOND INDEX**        6.47%        6.22%             6.55%                 8.02%

 * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge. The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

** This index includes all investment grade tax-exempt bond issues.

--------------------------------------------------------------------------------
                               BOND & STOCK fund

OBJECTIVE This Fund seeks to provide continuity of income, conservation of principal and long-term growth of income and principal.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks, preferred stocks, bonds and convertible securities. At least 25% of the Fund's assets are generally invested in FIXED-INCOME SECURITIES. The Fund's investments may include U.S. GOVERNMENT SECURITIES, AMERICAN DEPOSITORY RECEIPTS
(ADRs) and EUROPEAN DEPOSITORY RECEIPTS (EDRs), MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), REPURCHASE AGREEMENTS and REAL ESTATE INVESTMENT TRUSTS (REITs).

In selecting equity investments for the Fund, WM Advisors looks for long-term potential for growth in "value" stocks currently selling for less than WM Advisors believes they are worth. In selecting debt investments for the Fund, WM Advisors looks for investments that provide regular income in addition to some opportunity for capital appreciation.

Among the risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk,
- Currency Risk,         - Management Risk, and
- Foreign Investment     - Smaller Company Risk.
  Risk,

YEARLY performance of Class A Shares*
[Yearly Performance Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
 1989                                                                            12.32
 1990                                                                             0.08
 1991                                                                            21.75
 1992                                                                             9.89
 1993                                                                             9.27
 1994                                                                            -2.13
 1995                                                                            31.18
 1996                                                                             13.6
 1997                                                                            19.89
 1998                                                                             6.93

                                 Calendar Year

During the periods shown above, the highest quarterly return was 12.85% (for the quarter ended 12/31/98), and the lowest was -10.15% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*

Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1998)               One Year    Five Years    Ten Years    Inception (3/30/94)
CLASS A SHARES                                        1.02%       12.05%       11.25%              N/A
CLASS B SHARES                                        1.04%         N/A          N/A             13.83%
STANDARD & POOR'S 500 COMPOSITE INDEX**              28.58%       24.06%       19.19%            26.50%
LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND***          9.47%        7.30%        9.34%             8.43%

  * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge.

 ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

*** This index is generally considered representative of the U.S. Government and corporate bond markets.

--------------------------------------------------------------------------------
                              GROWTH & INCOME fund

OBJECTIVE This Fund seeks to provide long-term capital growth. Current income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks. In selecting investments for the Fund, WM Advisors looks for common stocks that it believes are currently undervalued and whose issuers WM Advisors believes have the potential to increase earnings over time. WM Advisors seeks out companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk          - Liquidity Risk,
- Foreign                - Management Risk, and
  Investment Risk        - Smaller Company Risk.

YEARLY performance of Class A Shares*
[Yearly Performance Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
 1989                                                                            12.10
 1990                                                                            -5.98
 1991                                                                            27.39
 1992                                                                            11.01
 1993                                                                             6.83
 1994                                                                             2.58
 1995                                                                            33.15
 1996                                                                            22.28
 1997                                                                            29.52
 1998                                                                            14.41

                                 Calendar Year

During the periods shown above, the highest quarterly return was 21.33% (for the quarter ended 12/31/98), and the lowest was -14.72% (for the quarter ended 9/30/90).

PERFORMANCE TABLE*

Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1998)               One Year    Five Years    Ten Years    Inception (3/31/94)
CLASS A SHARES                                       8.13%       18.52%        14.05%               N/A
CLASS B SHARES                                       8.58%          N/A           N/A            20.22%
STANDARD & POOR'S 500 COMPOSITE INDEX**             28.58%       24.06%        19.19%            26.50%

 * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge.
** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

--------------------------------------------------------------------------------
                                 NORTHWEST fund

OBJECTIVE  This Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies located or doing business in Alaska, Idaho, Montana, Oregon and Washington. The Fund's investments may include REPURCHASE AGREEMENTS and REAL ESTATE INVESTMENT TRUSTS (REITS).

In selecting investments for the Fund, WM Advisors looks for equity securities that it believes are undervalued, yet well-managed, with excellent long-term growth possibilities.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk,
- Foreign Investment     - Management Risk, and
  Risk,                  - Smaller Company Risk.
- Geographic
  Concentration Risk,

YEARLY performance of Class A Shares*
[Yearly Performance Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
 1989                                                                            37.98
 1990                                                                            -1.14
 1991                                                                            43.98
 1992                                                                             3.54
 1993                                                                             2.50
 1994                                                                            -1.42
 1995                                                                            26.52
 1996                                                                            22.56
 1997                                                                            32.88
 1998                                                                            22.98

                                 Calendar Year

During the periods shown above, the highest quarterly return was 45.26% (for the quarter ended 12/31/98), and the lowest was -23.42% (for the quarter ended 9/30/90).

PERFORMANCE TABLE*

Average Annual Total Returns                         Past         Past         Past          Since Class B
(for periods ended December 31, 1998)              One Year    Five Years    Ten Years    Inception (3/30/94)
CLASS A SHARES                                      16.19%       18.74%       17.29%               N/A
CLASS B SHARES                                      16.85%          N/A          N/A            20.03%
STANDARD & POOR'S 500 COMPOSITE INDEX**             28.58%       24.06%       19.19%            26.50%

 * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge. The Fund's performance through October 31, 1997 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.
** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

--------------------------------------------------------------------------------
                                  GROWTH fund

OBJECTIVE  This Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks, including FOREIGN INVESTMENTS, that, in the opinion of WM Advisors or the sub-advisor, offer potential for growth. The Fund may also invest in commercial paper and preferred stock.

In selecting investments for the Fund, the Fund's sub-advisor looks for individual companies that it believes have exceptional potential for growth, regardless of economic conditions. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams, rather than on the broad analysis of a particular sector or market trend.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk,
- Foreign Investment     - Management Risk, and
  Risk,                  - Smaller Company Risk.

YEARLY performance of Class A Shares*
[Yearly Performance Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
 1994                                                                             0.65
 1995                                                                            36.25
 1996                                                                            16.92
 1997                                                                             9.78
 1998                                                                            57.10

                                 Calendar Year

During the periods shown above, the highest quarterly return was 30.52% (for the quarter ended 12/31/98), and the lowest was -8.60% (for the quarter ended 6/30/94).

PERFORMANCE TABLE*

Average Annual Total Returns                  Past         Past         Since Class A          Since Class B
(for periods ended December 31, 1998)       One Year    Five Years    Inception (4/5/93)    Inception (6/30/94)
CLASS A SHARES                               48.42%       21.18%            21.46%                   N/A
CLASS B SHARES                               50.87%          N/A               N/A                26.68%
STANDARD & POOR'S 500 INDEX**                28.58%       24.06%            22.63%                28.05%

 * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge.
** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

--------------------------------------------------------------------------------
                              EMERGING GROWTH fund

OBJECTIVE  This Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities, including FOREIGN INVESTMENTS, of companies with market capitalizations of less than $1.4 billion. The Fund may also invest in REPURCHASE AGREEMENTS and utilize STRATEGIC TRANSACTIONS (derivatives) such as futures and options on futures. In selecting investments for the Fund, WM Advisors looks for small companies that it expects to achieve growth in earnings and revenues or that it believes are currently undervalued relative to their true worth.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk,
- Foreign Investment     - Management Risk, and
  Risk,
                         - Smaller Company Risk.

YEARLY performance of Class A Shares*
[Emerging Growth Fund Bar Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
 1991                                                                            39.29
 1992                                                                            15.40
 1993                                                                            22.27
 1994                                                                            -0.34
 1995                                                                            32.26
 1996                                                                             8.50
 1997                                                                            12.63
 1998                                                                             4.94

                                 Calendar Year

During the periods shown above, the highest quarterly return was 30.57% (for the quarter ended 12/31/98), and the lowest was -8.33% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                 Past         Past          Since Class A          Since Class B
(for periods ended December 31, 1998)      One Year    Five Years    Inception (7/18/90)    Inception (6/30/94)
CLASS A SHARES                              -0.85%        9.81%            11.94%                    N/A
CLASS B SHARES                              -0.33%          N/A               N/A                 13.84%
STANDARD & POOR'S 500 INDEX**               28.58%       24.06%            18.86%                 28.05%
RUSSELL 2000 INDEX***                       -2.55%       11.86%            13.88%                 14.96%

  * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge.
 ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.
*** This index represents the smallest 2000 companies followed by Russell and is used to measure the small-cap market.

--------------------------------------------------------------------------------
                           INTERNATIONAL GROWTH fund

OBJECTIVE  This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of foreign issuers, including issuers located in developing or emerging market countries. The Fund may also use STRATEGIC TRANSACTIONS (derivatives) such as FOREIGN CURRENCY EXCHANGE TRANSACTIONS and REPURCHASE AGREEMENTS.

In selecting investments for the Fund, the Fund's sub-advisor seeks to identify foreign stocks with high return on invested capital, excellent cash flow, strong balance sheets, low institutional ownership, and strong owner management.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk,
- Foreign Investment     - Management Risk, and
  Risk,
                         - Smaller Company Risk.

YEARLY performance of Class A Shares*
[International Growth Fund Bar Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
 1991                                                                            14.42
 1992                                                                           -10.57
 1993                                                                            32.35
 1994                                                                            -1.31
 1995                                                                             4.87
 1996                                                                             8.02
 1997                                                                            -2.49
 1998                                                                             4.08

                                 Calendar Year

During the periods shown above, the highest quarterly return was 13.47% (for the quarter ended 12/31/98), and the lowest was -17.45% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*

Average Annual Total Returns                 Past         Past          Since Class A          Since Class B
(for periods ended December 31, 1998)      One Year    Five Years    Inception (7/18/90)    Inception (6/30/94)
CLASS A SHARES                              -1.60%       1.40%              2.01%                    N/A
CLASS B SHARES                              -1.80%         N/A                N/A                  1.73%
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE
INDEX*                                      20.33%       9.50%              7.13%                  8.53%

 * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge.
** This index includes stock markets of Europe, Australia and the Far East weighted by capitalization and represents the equity markets of 18 countries.

--------------------------------------------------------------------------------
                           STRATEGIC GROWTH portfolio

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer you the potential for a higher level of capital growth while exposing you to corresponding levels of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 75% of its net assets in the Equity Funds.

The Portfolio may invest up to 25% of its assets in each of the Money Market, Short-Term High Quality Bond and High Yield Funds. It may also invest up to 50% of its assets in each of the Growth & Income, Northwest, Growth, Emerging Growth and International Growth Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance of Class A Shares*
[Strategic Growth Portfolio Bar Chart]

                                                                             ANNUAL RETURN
                                                                             -------------
'1996'                                                                           14.59
'1997'                                                                           12.38
'1998'                                                                           22.63

                                 Calendar Year

During the periods shown above, the highest quarterly return was 21.19% (for the quarter ended 12/31/98), and the lowest was -12.72% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*

Average Annual Total Returns                                    Past      Since Inception
(for periods ended December 31, 1998)                         One Year       (5/31/95)
CLASS A SHARES                                                15.88%          16.69%
CLASS B SHARES                                                16.74%          17.36%
STANDARD & POOR'S 500 COMPOSITE INDEX**                       28.58%          29.68%
RUSSELL 3000 INDEX***                                         24.14%          26.90%

  * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge. The performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996, represents the performance of the Sierra Asset Management Account ("SAM Account"), Aggressive Growth Strategy, a discretionary asset allocation account that was the Portfolio's predecessor. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses, however, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance.
 ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.
*** This index is intended to represent the equity market as a whole.

--------------------------------------------------------------------------------
                         CONSERVATIVE GROWTH portfolio

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer you the potential for a low level of income and the potential for a medium to high level of capital growth while exposing you to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 60% of its net assets in the Equity Funds.

The Portfolio may invest up to 30% of its assets in each of the Money Market, Short-Term High Quality Bond, U.S. Government Securities, Income and High Yield Funds. It may also invest up to 40% of its assets in each of the Growth & Income, Northwest, Growth, Emerging Growth and International Growth Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance of Class A Shares*
[Conservative Growth Portfolio Bar Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
'1991'                                                                           22.87
'1992'                                                                            4.46
'1993'                                                                           18.58
'1994'                                                                           -3.47
'1995'                                                                           22.65
'1996'                                                                           11.26
'1997'                                                                            8.65
'1998'                                                                           18.82

                                 Calendar Year

During the periods shown above, the highest quarterly return was 19.39% (for the quarter ended 12/31/98), and the lowest was -11.99% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*

Average Annual Total Returns                      Past        Past         Since Class A         Since Class B
(for periods ended December 31, 1998)           One Year   Five Years   Inception (9/30/90)   Inception (6/30/94)
CLASS A SHARES                                   12.28%       9.93%            12.19%                  N/A
CLASS B SHARES                                   12.93%         --             12.94%                12.94%
RUSSELL 3000 INDEX**                             24.14%      22.26%            26.90%                26.26%
CAPITAL MARKET BENCHMARK***                      16.03%      12.85%            14.64%                14.41%

  * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge. The Portfolio's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996, represents the performance of the Sierra Asset Management Account ("SAM Account"), Growth Strategy, a discretionary asset allocation account that was the Portfolio's predecessor. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses, however, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance.

 ** This index is intended to represent the equity market as a whole.

*** This is a blended mix of capital market indices that is intended to represent a proxy for portfolio performance. The benchmark allocation is as follows: 35% S&P 500, 20% MSCI EAFE + Emerging Markets, 20% Lehman Bros. Mutual Fund (1-5) Gov/Corp Index, 20% Salomon Bros. 90-day T-Bills, and 5% Russell 2000 Growth. A description of the components of the Portfolio's Capital Market Index can be found in the Statement of Additional Information, which you can obtain free of charge by calling 800-222-5852.

--------------------------------------------------------------------------------
                               BALANCED portfolio

OBJECTIVE This Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and the potential for a medium level of capital growth while exposing you to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their investments among certain of the Funds to achieve their objectives. This Portfolio invests at least 30% and no more than 70% of its net assets in both the Equity Funds and the Fixed-Income Funds.

The Portfolio may invest up to 40% of its assets in each of the Money Market, Short-Term High Quality Bond, U.S. Government Securities, Income and High Yield Funds. It may also invest up to 30% of its assets in each of the Growth & Income, Northwest, Growth, Emerging Growth and International Growth Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance of Class A Shares*
[Balanced Portfolio Bar Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
'1991'                                                                           17.41
'1992'                                                                            2.46
'1993'                                                                           16.20
'1994'                                                                           -4.62
'1995'                                                                           21.73
'1996'                                                                            8.50
'1997'                                                                           10.22
'1998'                                                                           16.27

                                 Calendar Year

During the periods shown above, the highest quarterly return was 14.32% (for the quarter ended 12/31/98), and the lowest was -8.47% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*

Average Annual Total Returns                      Past        Past         Since Class A         Since Class B
(for periods ended December 31, 1998)           One Year   Five Years   Inception (9/30/90)   Inception (6/30/94)
CLASS A SHARES                                    9.88%       8.80%            10.20%                  N/A
CLASS B SHARES                                   10.43%         --             11.82%                11.82%
LEHMAN BROTHERS AGGREGATE BOND INDEX**            8.67%       7.27%             9.35%                 9.07%
RUSSELL 3000 INDEX***                            24.14%      22.26%            26.90%                26.26%
CAPITAL MARKET BENCHMARK****                     11.42%       9.14%             9.68%                10.18%

   * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge. The Portfolio's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996 represents the performance of the Sierra Asset Management Account ("SAM Account") Balanced Strategy, a discretionary asset allocation account, that was the Portfolio's predecessor. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses, however, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance.

  ** This index is intended to represent the fixed-income market as a whole.

 *** This index is intended to represent the equity market as a whole.

**** This is a blended mix of capital market indices that is intended to represent a proxy for portfolio performance. The benchmark allocation is as follows: 25% Lehman Bros Mutual Fund Short (1-5) Gov/Corp Index, 25% Salomon Bros 90-day T-Bills, 20% Lehman Bros Mortgage Index, 15% S&P 500, and 15% MSCI EAFE + Emerging Markets. A description of the components of the Portfolio's Capital Market Index can be found in the Statement of Additional Information, which you can obtain free of charge by calling 800-222-5852.

--------------------------------------------------------------------------------
                           FLEXIBLE INCOME portfolio

OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a medium to high level of reinvestment income and the potential for a low to medium level of capital growth, while exposing you to a low to medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests no more than 30% of its net assets in the Equity Funds.

The Portfolio may invest up to 40% of its assets in each of the Money Market, Short-Term High Quality Bond, U.S. Government Securities, Income and High Yield Funds. It may also invest up to 30% of its assets in each of the Growth & Income, Northwest, Growth and Emerging Growth Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance of Class A Shares*
[Flexible Income Portfolio Bar Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
'1994'                                                                            -6.1
'1995'                                                                           20.98
'1996'                                                                            6.48
'1997'                                                                           10.25
'1998'                                                                            9.24

                                 Calendar Year

During the periods shown above, the highest quarterly return was 5.83% (for the quarter ended 12/31/98), and the lowest was -3.84% (for the quarter ended 6/30/94).

PERFORMANCE TABLE*

Average Annual Total Returns                      Past        Past         Since Class A         Since Class B
(for periods ended December 31, 1998)           One Year   Five Years   Inception (3/31/93)   Inception (6/30/94)
CLASS A SHARES                                    4.32%       6.80%             7.05%                  N/A
CLASS B SHARES                                    3.52%         --              9.53%                 9.53%
LEHMAN BROTHERS AGGREGATE BOND INDEX**            8.67%       7.27%             9.35%                 9.07%
CAPITAL MARKET BENCHMARK***                       8.71%       9.64%             7.23%                 8.65%

  * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge. The Portfolio's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996 represents the performance of the Sierra Asset Management Account ("SAM Account") Value Strategy, a discretionary asset allocation account, that was the Portfolio's predecessor. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses, however, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance.

 ** This index is intended to represent the fixed-income market as a whole.

*** This is a blended mix of capital market indices that is intended to represent a proxy for portfolio performance. The benchmark allocation is as follows: 40% Lehman Bros Mutual Fund Short (1-5) Gov/Corp Index, 40% Salomon Bros 90-day T-Bills, 10% Lehman Bros Mortgage Index and 10% S&P 500. A description of the components of the Portfolio's Capital Market Index can be found in the Statement of Additional Information, which you can obtain free of charge by calling 800-222-5852.

--------------------------------------------------------------------------------
                                INCOME portfolio

OBJECTIVE This Portfolio seeks long-term total return through reinvestment of current income consistent with preservation of capital. In general, relative to the other Portfolios, the Income Portfolio should offer you the potential for a high level of income while maintaining principal and exposing you to a low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests 100% of its net assets in the Fixed-Income Funds.

The Portfolio may invest up to 50% of its assets in each of the Money Market, Short-Term High Quality Bond and U.S. Government Securities Funds. It may also invest up to 40% of its assets in either of the Income and High Yield Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance of Class A Shares*
[Income Portfolio Bar Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
'1991'                                                                           16.51
'1992'                                                                            7.12
'1993'                                                                           10.51
'1994'                                                                            -7.5
'1995'                                                                           16.67
'1996'                                                                            2.24
'1997'                                                                            8.29
'1998'                                                                            5.28

                                 Calendar Year

During the periods shown above, the highest quarterly return was 5.57% (for the quarter ended 6/30/95), and the lowest was -4.34% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                      Past        Past         Since Class A         Since Class B
(for periods ended December 31, 1998)           One Year   Five Years   Inception (9/30/90)   Inception (6/30/94)
CLASS A SHARES                                    0.54%       3.73%             6.73%                  N/A
CLASS B SHARES                                   -0.48%         --              5.96%                 5.96%
LEHMAN BROTHERS AGGREGATE BOND INDEX**            8.67%       7.27%             9.35%                 9.07%
CAPITAL MARKET BENCHMARK***                       6.23%       6.05%             6.68%                 6.89%

  * Performance shown in the bar chart does not reflect any sales charge, while the average annual total returns shown in the table reflect the maximum applicable initial or contingent deferred sales charge. The Portfolio's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996 represents the performance for the Sierra Asset Management Agreement Account ("SAM Account"), Fixed Strategy, a discretionary asset allocation account that was the Portfolio's predecessor. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses, however, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance.

 ** This index is intended to represent the fixed-income market as a whole.

*** This is a blended mix of capital market indices that is intended to represent a proxy for portfolio performance. The benchmark allocation is as follows: 20% Salomon Bros, 90-day T-Bills, 30% Lehman Bros Mutual Fund Short (1-5) Gov/Corp Index 10% Lehman Bros Mortgages Index and 10% Lehman Bros BAA LT Corporate Bond Index. A description of the components of the Portfolio's Capital Market Index can be found in the Statement of Additional Information, which you can obtain free of charge by calling 800-222-5852.

                           SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund or Portfolio changes with the value of the investments held by that Fund or Portfolio. Many factors can affect that value, and it is possible that you may lose money on investments in the Funds and Portfolios. Factors that may affect a particular Fund or Portfolio as a whole are called "principal risks." They are summarized in this section. The chart at the end of this section displays similar information. All Funds and Portfolios are subject to principal risks. These risks can change over time, because the types of investments made by the Funds and Portfolios can change over time. Investments mentioned in this summary and described in greater detail under "Description of the Funds" or "Common Investment Practices" appear in BOLD TYPE. Those sections also include more information about the Funds, their investments and the related risks.

+ MARKET RISK. Each of the Funds and Portfolios is subject to market risk, which is the general risk of unfavorable changes in the market value of a Fund's portfolio securities. The Equity Funds, by investing in equity securities, such as common stock, preferred stock and convertible securities, are exposed to the risk of changes in the value of equity securities. Those risks include the risks of broader market declines as well as more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.

    Another aspect of market risk is interest rate risk. As interest rates rise, your investment in a Fund or Portfolio is likely to be worth less because its income-producing equity or debt investments are likely to be worth less.

    Even Funds such as the Short Term High Quality Bond, U.S. Government Securities and Target Maturity 2002 Funds are subject to interest rate risk, even though they generally invest substantial portions of their assets in the highest quality debt securities, such as U.S. GOVERNMENT SECURITIES.

    Interest rate risk is generally greater for Funds that invest in debt securities with longer maturities. This risk is usually compounded for Funds such as the Tax-Exempt Bond, California Municipal, Florida Insured Municipal, Income and U.S. Government Securities Funds that invest significantly in GOVERNMENT STRIPPED MORTGAGE-BACKED or other ASSET-BACKED SECURITIES that may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable -- when interest rates are rising. Increased market risk is also likely for Funds such as the Income, Short Term High Quality Bond and Target Maturity 2002 Funds that invest in debt securities paying no interest, such as ZERO-COUPON, PRINCIPAL-ONLY and INTEREST-ONLY SECURITIES.

+ CREDIT RISK. Each of the Funds may be subject to credit risk to the extent it invests in FIXED-INCOME SECURITIES. This is the risk that the issuer or the guarantor (or, in the case of the California Insured Intermediate Municipal Fund and the Florida Insured Municipal Fund, the insurer) of a debt security, or the counterparty to any of a Fund's portfolio transactions (including without limitation REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, LENDING OF SECURITIES and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in Credit Ratings, apply. Credit risk is particularly significant for Funds such as the Income, High Yield, Tax-Exempt Bond, Bond & Stock, Growth & Income, Growth and Emerging Growth Funds that invest significantly in LOWER-RATED SECURITIES. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks. The Short Term High Quality Bond, Income, High Yield, Bond & Stock, Growth & Income, Northwest, Growth, Emerging Growth and International Growth Funds, which make FOREIGN INVESTMENTS denominated in U.S. dollars, are also subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default. The Money Market Fund may also make U.S. dollar denominated FOREIGN INVESTMENTS.

+ CURRENCY RISK.  Funds such as the Short Term High Quality Bond, Income, High
  Yield, Bond & Stock, Growth & Income, Growth, Emerging

  Growth and International Growth Funds that invest in securities denominated in, and/or receive revenues in, foreign currencies will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.

+ FOREIGN INVESTMENT RISK. Each of the Funds with FOREIGN INVESTMENTS such as the Short Term High Quality Bond, Income, High Yield, Bond & Stock, Growth & Income, Growth, Emerging Growth and International Growth Funds, may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated. The Money Market, and Northwest Funds may also make U.S. dollar denominated FOREIGN INVESTMENTS.

+ GEOGRAPHIC CONCENTRATION RISK.  Funds such as the California Money, Northwest,
  California Municipal, California Insured Intermediate Municipal and Florida Insured Municipal Funds that invest significant portions of their assets in concentrated geographic areas like the northwestern United States, California or Florida generally have more exposure to regional economic risks than Funds making investments more broadly.

+ LEVERAGING RISK. When a Fund is BORROWING money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. The Income, Short-Term High Quality Bond, U.S. Government Securities, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, Growth, International Growth and Emerging Growth Funds may achieve leverage by using REVERSE REPURCHASE AGREEMENTS and/or DOLLAR ROLLS. The Municipal Funds, the Fixed-Income Funds, and the Growth & Income Fund may achieve leverage through the use of INVERSE FLOATING RATE INVESTMENTS. Funds such as the California Money, California Insured Intermediate Municipal, Short Term High Quality Bond, Emerging Growth, Growth and International Growth Funds may also take on leveraging risk by investing collateral from securities loans, by using STRATEGIC TRANSACTIONS (derivatives) and by BORROWING money to meet redemption requests.

+ NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. Each of the California Money, California Municipal, California Insured Intermediate Municipal and Florida Insured Municipal Funds is NON-DIVERSIFIED. This means they can invest a greater portion of their assets in a relatively small number of issuers and will have greater concentration of risk. Some of those issuers may present substantial credit or other risks.

+ DERIVATIVES RISK. Each of the Funds, except the Money Funds, may, subject to the limitations and restrictions stated elsewhere in this Prospectus and the SAI, enter into STRATEGIC TRANSACTIONS involving derivatives such as forward contracts, futures contracts, options, swaps, caps, floors and collars, which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate or index. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.

+ LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these ILLIQUID SECURITIES at an advantageous price. All of the Funds may be subject to liquidity risk. Funds that engage in STRATEGIC TRANSACTIONS, make

  FOREIGN INVESTMENTS, or invest in securities involving substantial market and/or credit risk tend to be subject to greater liquidity risk. In addition, liquidity risk increases for Funds that hold RESTRICTED SECURITIES.

+ MANAGEMENT RISK. Each Fund and Portfolio is subject to management risk because it is an actively managed investment portfolio. WM Advisors, or the sub-advisor if applicable, will apply its investment techniques and risk analyses in making investment decisions for the Funds or Portfolios, but there can be no guarantee that they will produce the desired results. In some cases derivatives and other investments may be unavailable or WM Advisors or the sub-advisor may choose not to use them under market conditions when their use would have been beneficial to the Funds or Portfolios.

+ SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The Equity Funds, the High Yield Fund, and the Emerging Growth Fund in particular, generally have the greatest exposure to this risk.

+ TAX RISK.  The Tax Exempt Money Market, California Money and the Municipal
  Funds are subject to the risk that some or all of the interest they receive might become taxable by law or be determined by the Internal Revenue Service (or the relevant state tax authority) to be taxable. In this event, the value of the Funds' investments would likely fall, and some or all of the income distributions paid by the Funds might become taxable. In addition, some or all of the income distributions paid by these Funds may be subject to federal alternative minimum income tax.

+ MONEY MARKET RISK. While the Money Funds are designed to be relatively low risk investments, they are not entirely free of risk. The Money Funds may not be able to maintain a net asset value of $1.00 per share, as a result of a deterioration in the credit quality of issuers whose securities the Funds hold, or an increase in interest rates. In addition, the Money Funds are still subject to the risk that the value of your investment may be eroded over time by inflation.

+ PORTFOLIO REALLOCATION RISK. From time to time, one or more of a Portfolio's underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by WM Advisors. These transactions will affect such Funds, since the Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. WM Advisors is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. WM Advisors may nevertheless face conflicts in fulfilling its responsibilities. WM Advisors will at all times monitor the impact on the Funds of transactions by the Portfolios.

+ PORTFOLIO RISK. Each of the Portfolios allocates its assets among the Funds as determined by its Advisor and in accordance with the investment restrictions discussed above. As a result, the Portfolios share the risks of each of the Funds in which they invest, which are described above.

    In particular, the Portfolios may be subject to credit risk. For instance, the Strategic Growth Portfolio can invest up to 50% of its assets in each of the Growth, Growth & Income and Emerging Growth Funds and up to 25% of its assets in the High Yield Fund. Each of these Funds may invest significant amounts of its assets in lower-rated securities ("junk bonds"). The Portfolios may also be exposed to FOREIGN INVESTMENT RISK through their investments in the Growth or Emerging Growth Funds. In choosing among the Portfolios, investors should understand the risks of each of the Funds and the extent to which each Portfolio invests in each Fund.

    Investing in Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Funds. See "Dividends, Capital Gains and Taxes" for additional information about the tax implications of investing in the Portfolios.

    Under certain circumstances, a Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until WM Advisors determines that it is appropriate to dispose of such securities.

    The officers, trustees, advisor, distributor and transfer agent of the Portfolios serve in the same capacities for the Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to the Portfolios and the Funds.

                            PRINCIPAL RISKS by fund

The following chart summarizes the Principal Risks of each Fund other than Market Risk, Credit Risk, Liquidity Risk, Management Risk and Portfolio Reallocation Risk, which apply to all of the Funds. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

                                    FOREIGN     GEOGRAPHIC                                                  SMALLER        MONEY
                        CURRENCY   INVESTMENT  CONCENTRATION  LEVERAGING  NON-DIVERSIFICATION  DERIVATIVES  COMPANY  TAX   MARKET
           FUND           RISK        RISK         RISK          RISK            RISK             RISK       RISK    RISK   RISK
    ------------------  --------   ----------  -------------  ----------  -------------------  -----------  -------  ----  ------
    MONEY
    MARKET                             X                                                                                     X
    fund
    TAX-EXEMPT
    MONEY MARKET                                                                                                      X      X
    fund
    CALIFORNIA
    MONEY                                            X                             X                                  X      X
    fund
    SHORT TERM
    HIGH QUALITY BOND       X          X                          X                                 X
    fund
    TARGET
    MATURITY 2002                                                 X                                 X
    fund
    U.S. GOVERNMENT
    SECURITIES                                                    X                                 X
    fund
    INCOME
    fund                    X          X                          X                                 X
    HIGH YIELD
    fund                    X          X                          X                                 X          X
    TAX-EXEMPT
    BOND                                                          X                                 X                 X
    fund
    CALIFORNIA
    MUNICIPAL                                        X            X                X                X                 X
    fund
    CALIFORNIA INSURED
    INTERMEDIATE                                     X            X                X                X                 X
    MUNICIPAL fund
    FLORIDA INSURED
    MUNICIPAL                                        X            X                X                X                 X
    fund
    BOND &
    STOCK                   X          X                                                            X          X
    fund
    GROWTH &
    INCOME                  X          X                          X                                 X          X
    fund
    NORTHWEST
    fund                               X             X                                              X          X
    GROWTH
    fund                    X          X                          X                                 X          X
    EMERGING
    GROWTH                  X          X                          X                                 X          X
    fund
    INTERNATIONAL
    GROWTH                  X          X                          X                                 X          X
    fund



--------------------------------------------------------------------------------

                         FEES AND EXPENSES OF THE FUNDS
                                 AND PORTFOLIOS

This table summarizes the fees and expenses that you may pay if you invest in Class A or Class B shares of a Fund or Portfolio. Each of the Funds may offer other classes of shares that are subject to different fees and expenses. For information about other classes of shares offered by the Funds, please contact WM Shareholder Services at 800-222-5852. The Examples on the next two pages are intended to help you compare the cost of investing in the Funds and Portfolios with the costs of investing in other mutual funds. The Examples assume that your investment has a 5% return each year, as required by the Securities and Exchange Commission, and that the Fund's or Portfolio's operating expenses remain the same. Your actual costs may be higher or lower than those in the Examples.

-----------------------------------------------------------------------------------------------------------------
                                SHAREHOLDER FEES                            CLASS A         CLASS B
                   (fees paid directly from your investment)             SHARES (in %)   SHARES (in %)
         ----------------------------------------------------------------------------------------------------
         Maximum sales charge (load) imposed on purchases (as a
         percentage of offering price)
           Equity Funds and Strategic Growth, Conservative Growth and
           Balanced Portfolios                                                5.50            0.00
         ----------------------------------------------------------------------------------------------------
           Fixed-Income Funds, Municipal Funds and Flexible Income and
           Income Portfolios                                                  4.50(1)         0.00
         ----------------------------------------------------------------------------------------------------
           Money Funds                                                        0.00(2)         0.00
         ----------------------------------------------------------------------------------------------------
         Maximum deferred sales charge (load) (as a percentage of
         original purchase price or redemption proceeds, as
         applicable)(5)                                                       0.00(3)         5.00(4)
         ----------------------------------------------------------------------------------------------------
         (1) 3.50% for Short Term High Quality Bond Fund and 2.00% for Target Maturity 2002 Fund.
         (2) Regular sales charges apply when Class A shares of a Money Market Fund (on which no sales charge was paid at time of purchase) are exchanged for shares of any other Fund.
         (3) Certain investors who purchase Class A shares without paying an initial sales charge may be subject to a deferred sales charge of 1.00% on redemptions within the first year or 0.50%
             on redemptions within the second year after purchase. Class A shares are not otherwise subject to a deferred sales charge.
         (4) The maximum deferred sales charge is imposed on shares redeemed in the first year. For shares held longer than one year, the deferred sales charge declines according to the schedules set forth under "Buying Class B Shares -- Contingent deferred sales charge" in this Prospectus. The maximum deferred sales charge for Class B shares of the Short Term
             High Quality Bond Fund is 4.00%.
         (5) A $10 fee may be charged for redemptions made by wire transfer.
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                                                             ANNUAL FUND
                                                         OPERATING EXPENSES
                                                     (expenses that are deducted
         CLASS A SHARES                                   from Fund assets)
         -----------------------------------------------------------------------------------------------------------
                                                                                  Total
                                                                                 Annual
                                                         Service                  Fund
                                            Management   (12b-1)      Other     Operating      Expense        Net
                                               Fees      Fees(4)    Expenses    Expenses    Reimbursement   Expenses
         -----------------------------------------------------------------------------------------------------------
         Money Market Fund                     0.45%       0.00%      0.22%       0.67%          N/A          0.67%
         -----------------------------------------------------------------------------------------------------------
         Tax-Exempt Money Market Fund(1)       0.45        0.00       0.27        0.72          0.15%         0.57
         -----------------------------------------------------------------------------------------------------------
         California Money Fund(1)              0.45        0.00       0.42        0.87          0.02          0.85
         -----------------------------------------------------------------------------------------------------------
         Short Term High Quality Bond
         Fund(1)                               0.50        0.25       0.65        1.40          0.58          0.82
         -----------------------------------------------------------------------------------------------------------
         Target Maturity 2002 Fund(1)          0.25        0.25       0.97        1.47          0.47          1.00
         -----------------------------------------------------------------------------------------------------------
         U.S. Government Securities
         Fund(2,3)                             0.50        0.25       0.66        1.41          0.45          0.96
         -----------------------------------------------------------------------------------------------------------
         Income Fund(3)                        0.50        0.25       0.19        0.94           N/A          0.94
         -----------------------------------------------------------------------------------------------------------
         High Yield Fund(1)                    0.63        0.25       0.34        1.22          0.63          0.59
         -----------------------------------------------------------------------------------------------------------
         Tax-Exempt Bond Fund                  0.50        0.25       0.09        0.84           N/A          0.84
         -----------------------------------------------------------------------------------------------------------
         California Municipal Fund(3)          0.50        0.25       0.10        0.85           N/A          0.85
         -----------------------------------------------------------------------------------------------------------
         California Insured Intermediate
         Municipal Fund(3)                     0.50        0.25       0.20        0.95           N/A          0.95
         -----------------------------------------------------------------------------------------------------------
         Florida Insured Municipal
         Fund(1,3)                             0.50        0.25       0.45        1.20          0.20          1.00
         -----------------------------------------------------------------------------------------------------------
         Bond & Stock Fund                     0.59        0.25       0.13        0.97           N/A          0.97
         -----------------------------------------------------------------------------------------------------------
         Growth & Income Fund                  0.55        0.25       0.14        0.94           N/A          0.94
         -----------------------------------------------------------------------------------------------------------
         Northwest Fund                        0.63        0.25       0.22        1.10           N/A          1.10
         -----------------------------------------------------------------------------------------------------------
         Growth Fund(2,3)                      0.85        0.25       0.38        1.48          0.18          1.30
         -----------------------------------------------------------------------------------------------------------
         Emerging Growth Fund(3)               0.85        0.25       0.56        1.66           N/A          1.66
         -----------------------------------------------------------------------------------------------------------
         International Growth Fund             1.00        0.25       0.61        1.86           N/A          1.86
         -----------------------------------------------------------------------------------------------------------
         Strategic Growth Portfolio(5)         0.15        0.25       0.73        1.13           N/A          1.13
         -----------------------------------------------------------------------------------------------------------
         Conservative Growth Portfolio(5)      0.15        0.25       0.63        1.03           N/A          1.03
         -----------------------------------------------------------------------------------------------------------
         Balanced Portfolio(5)                 0.15        0.25       0.62        1.02           N/A          1.02
         -----------------------------------------------------------------------------------------------------------
         Flexible Income Portfolio(1,5)        0.15        0.25       0.97        1.37          0.37          1.00
         -----------------------------------------------------------------------------------------------------------
         Income Portfolio(1,5)                 0.15        0.25       1.13        1.53          0.53          1.00
         -----------------------------------------------------------------------------------------------------------

---  ---------------------------------------------
     EXAMPLES: You would pay the
     following expenses on a $10,000
     investment assuming a 5% annual
     return and redemption at the end of
     each period:
     ---------------------------------------------

      One     Three     Five       Ten
     Year     Years     Years     Years
     ---------------------------------------------
     $ 68    $  214    $  376    $  835
     ---------------------------------------------
       74       230       404       894
     ---------------------------------------------
       89       278       486     1,073
     ---------------------------------------------
      488       778     1,094     1,971
     ---------------------------------------------
      347       656       992     1,922
     ---------------------------------------------
      587       876     1,191     2,065
      --------------------------------------------
      542       736       950     1,553
      --------------------------------------------
      569       820     1,095     1,861
      --------------------------------------------
      532       706       898     1,440
      --------------------------------------------
      533       709       904     1,452
      --------------------------------------------
      543       739       956     1,564
      --------------------------------------------
      567       814     1,084     1,839
      --------------------------------------------
      644       842     1,061     1,674
      --------------------------------------------
      641       833     1,045     1,641
      --------------------------------------------
      656       880     1,127     1,816
      --------------------------------------------
      692       992     1,319     2,221
      --------------------------------------------
      709     1,045     1,408     2,407
      --------------------------------------------
      729     1,103     1,506     2,610
      --------------------------------------------
      583       864     1,171     2,022
      --------------------------------------------
      649       860     1,091     1,740
      --------------------------------------------
      648       857     1,086     1,729
      --------------------------------------------
      583       864     1,171     2,022
      --------------------------------------------
      599       912     1,252     2,191
      --------------------------------------------

    (1) Reflects the Advisor's obligation to limit Total Annual Fund Operating Expenses through October 31, 1999, as described on page 62.
    (2) Reflects the Advisor's obligation to limit Total Annual Fund Operating Expenses through October 31, 2000, as described on page 62.
    (3) Management fees shown have been restated to reflect current contractual rates.
    (4) 12b-1 fees represent servicing fees which are paid to the Distributor. See "Which Class of Shares is Best for Me -- Distribution Plans."
    (5) Does not include underlying Fund expenses that the Portfolios bear indirectly.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

                                                                   ANNUAL FUND
                                                                OPERATING EXPENSES
                                                           (expenses that are deducted
     CLASS B SHARES                                             from Fund assets)
     ----------------------------------------------------------------------------------------------------------
                                                Distribution                 Total
                                                    and                     Annual
                                                  Service                    Fund
                                   Management     (12b-1)        Other     Operating      Expense        Net
                                      Fees        Fees(4)      Expenses    Expenses    Reimbursement   Expenses
     ----------------------------------------------------------------------------------------------------------
     Money Market Fund                0.45%         1.00%        0.20%       1.65%          N/A          1.65%
     ----------------------------------------------------------------------------------------------------------
     Tax-Exempt Money Market
     Fund(1)                          0.45          1.00         0.35        1.80          0.15%         1.65
     ----------------------------------------------------------------------------------------------------------
     California Money Fund(1)         0.45          1.00         0.60        2.05          0.02          2.03
     ----------------------------------------------------------------------------------------------------------
     Short Term High Quality Bond
     Fund(1)                          0.50          1.00         0.68        2.18          0.58          1.60
     ----------------------------------------------------------------------------------------------------------
     U.S. Government Securities
     Fund(2, 3)                       0.50          1.00         0.68        2.18          0.45          1.73
     ----------------------------------------------------------------------------------------------------------
     Income Fund(3)                   0.50          1.00         0.21        1.71           N/A          1.71
     ----------------------------------------------------------------------------------------------------------
     High Yield Fund(1)               0.63          1.00         0.39        2.02          0.63          1.39
     ----------------------------------------------------------------------------------------------------------
     Tax-Exempt Bond Fund             0.50          1.00         0.12        1.62           N/A          1.62
     ----------------------------------------------------------------------------------------------------------
     California Municipal Fund(3)     0.50          1.00         0.11        1.61           N/A          1.61
     ----------------------------------------------------------------------------------------------------------
     California Insured
     Intermediate Municipal
     Fund(3)                          0.50          1.00         0.20        1.70           N/A          1.70
     ----------------------------------------------------------------------------------------------------------
     Florida Insured Municipal
     Fund(1, 3)                       0.50          1.00         0.45        1.95          0.20          1.75
     ----------------------------------------------------------------------------------------------------------
     Bond & Stock Fund                0.59          1.00         0.17        1.76           N/A          1.76
     ----------------------------------------------------------------------------------------------------------
     Growth & Income Fund(1)          0.55          1.00         0.24        1.79          0.03          1.76
     ----------------------------------------------------------------------------------------------------------
     Northwest Fund                   0.63          1.00         0.32        1.95           N/A          1.95
     ----------------------------------------------------------------------------------------------------------
     Growth Fund(2, 3)                0.85          1.00         0.48        2.33          0.28          2.05
     ----------------------------------------------------------------------------------------------------------
     Emerging Growth Fund(3)          0.85          1.00         0.77        2.62           N/A          2.62
     ----------------------------------------------------------------------------------------------------------
     International Growth Fund        1.00          1.00         0.97        2.97           N/A          2.97
     ----------------------------------------------------------------------------------------------------------
     Strategic Growth
     Portfolio(6)                     0.15          1.00         0.73        1.88           N/A          1.88
     ----------------------------------------------------------------------------------------------------------
     Conservative Growth
     Portfolio(6)                     0.15          1.00         0.63        1.78           N/A          1.78
     ----------------------------------------------------------------------------------------------------------
     Balanced Portfolio(6)            0.15          1.00         0.62        1.77           N/A          1.77
     ----------------------------------------------------------------------------------------------------------
     Flexible Income
     Portfolio(1,6)                   0.15          1.00         0.97        2.12          0.37          1.75
     ----------------------------------------------------------------------------------------------------------
     Income Portfolio(1,6)            0.15          1.00         1.13        2.28          0.53          1.75
     ----------------------------------------------------------------------------------------------------------

---------------------------------------------  ---------------------------------------------------------------------------
                                               EXAMPLES: You would pay the following
                                               expenses on a $10,000 investment assuming a 5%
                                               annual return and either
                                               a) redemption at the end of each period or
     CLASS B SHARES                            b) no redemption:
     ----------------------------------------  -----------------------------------------------------------------------

                                                    (a)                               (b)
                                      -----------------------------------------------------------------
                                      One    Three   Five      Ten      One    Three   Five      Ten
                                      Year   Years   Years   Years(5)   Year   Years   Years   Years(5)
     --------------------------------------------------------------------------------------------------
     Money Market Fund                 668    820    1,003    1,691      168    520     903     1,691
     -------------------------------------------------------------------------------------------------
     Tax-Exempt Money Market
     Fund(1)                           683    866    1,081    1,829      183    566     981     1,829
     -------------------------------------------------------------------------------------------------
     California Money Fund(1)          708    943    1,209    2,073      208    643   1,109     2,073
     -------------------------------------------------------------------------------------------------
     Short Term High Quality Bond
     Fund(1)                           621    882    1,176    2,313      221    682   1,176     2,313
     -------------------------------------------------------------------------------------------------
     U.S. Government Securities
     Fund(2, 3)                        721    982    1,276    2,316      221    682   1,176     2,316
     -------------------------------------------------------------------------------------------------
     Income Fund(3)                    674    839    1,034    1,813      174    539     934     1,813
     -------------------------------------------------------------------------------------------------
     High Yield Fund(1)                705    934    1,194    2,140      205    634   1,094     2,140
     -------------------------------------------------------------------------------------------------
     Tax-Exempt Bond Fund              665    811      987    1,711      165    511     887     1,711
     -------------------------------------------------------------------------------------------------
     California Municipal Fund(3)      664    808      982    1,706      164    508     882     1,706
     -------------------------------------------------------------------------------------------------
     California Insured
     Intermediate Municipal
     Fund(3)                           673    836    1,029    1,808      173    536     929     1,808
     -------------------------------------------------------------------------------------------------
     Florida Insured Municipal
     Fund(1, 3)                        698    912    1,158    2,078      198    612   1,058     2,078
     -------------------------------------------------------------------------------------------------
     Bond & Stock Fund                 679    854    1,060    1,863      179    554     960     1,863
     -------------------------------------------------------------------------------------------------
     Growth & Income Fund(1)           682    863    1,075    1,879      182    563     975     1,879
     -------------------------------------------------------------------------------------------------
     Northwest Fund                    698    912    1,158    2,052      198    612   1,058     2,052
     -------------------------------------------------------------------------------------------------
     Growth Fund(2, 3)                 736   1,027   1,352    2,450      236    727   1,252     2,450
     -------------------------------------------------------------------------------------------------
     Emerging Growth Fund(3)           765   1,114   1,497    2,717      265    814   1,397     2,717
     -------------------------------------------------------------------------------------------------
     International Growth Fund         800   1,218   1,668    3,024      300    918   1,568     3,024
     -------------------------------------------------------------------------------------------------
     Strategic Growth
     Portfolio(6)                      691    891    1,122    2,003      191    591   1,022     2,003
     -------------------------------------------------------------------------------------------------
     Conservative Growth
     Portfolio(6)                      681    860    1,070    1,895      181    560     970     1,895
     -------------------------------------------------------------------------------------------------
     Balanced Portfolio(6)             680    857    1,065    1,884      180    557     965     1,884
     -------------------------------------------------------------------------------------------------
     Flexible Income
     Portfolio(1,6)                    715    964    1,245    2,258      215    664   1,145     2,258
     -------------------------------------------------------------------------------------------------
     Income Portfolio(1,6)             731   1,012   1,326    2,424      231    712   1,226     2,424
     -------------------------------------------------------------------------------------------------

  (1) Reflects the Advisor's obligation to limit Total Annual Fund Operating Expenses through October 31, 1999, as described on page 62.
  (2) Reflects the Advisor's obligation to limit Total Annual Fund Operating Express through October 31, 2000, as described on page 62.
  (3) Management fees shown have been restated to reflect current contractual rates.
  (4) 0.25% of the 12b-1 fees shown represent servicing fees which are paid to the Distributor. Long-term Class B shareholders may pay more than the sales charge paid by Class A shareholders. See "Which Class of Shares is Best for Me -- Distribution Plans."
  (5) Class B shares convert to Class A shares after eight years; accordingly, the expense amounts for years nine and ten are based on Class A share expenses.
  (6) Does not include underlying Fund expenses that the Portfolios bear indirectly.
--------------------------------------------------------------------------------

ESTIMATED AGGREGATE PORTFOLIO EXPENSES

The following table sets forth the estimated aggregate expenses of the Portfolios, including expenses of the underlying Funds, based upon expenses shown in the table above for each Portfolio and for each underlying Fund's Class I shares, which are available only to the Portfolios. These estimates assume a constant allocation by each Portfolio of its assets among the underlying Funds identical to the actual allocation at October 31, 1998. A Portfolio's actual expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the underlying Funds, the expenses of the underlying Funds, and/or the Portfolio's own expenses.

--------------------------------------------------------------------------------------------------------------
                                                                 Class A Shares            Class B Shares
                                                              ---------------------  -------------------------
                                                                          Combined                  Combined
                                                                          Expenses                  Expenses
                                                              Combined    Without      Combined      Without
                                                                Net      Waivers or      Net       Waivers or
                         PORTFOLIO                            Expenses    Credits      Expenses      Credits
--------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio(1)                                 1.96%       2.02%        2.71%         2.77%
--------------------------------------------------------------------------------------------------------------
  Conservative Growth Portfolio(2)                              1.85        1.90         2.60          2.65
--------------------------------------------------------------------------------------------------------------
  Balanced Portfolio(3)                                         1.78        1.88         2.53          2.63
--------------------------------------------------------------------------------------------------------------
  Flexible Income Portfolio(4)                                  1.57        2.06         2.32          2.81
--------------------------------------------------------------------------------------------------------------
  Income Portfolio(5)                                           1.52        2.27         2.30          3.05
--------------------------------------------------------------------------------------------------------------

---------------
(1) As of October 31, 1998, the assets of the Strategic Growth Portfolio were allocated as follows: Money Market Fund 5%, Growth & Income Fund 41%, Growth Fund 35%, and International Growth Fund 19%.

(2) As of October 31, 1998, the assets of the Conservative Growth Portfolio were allocated as follows: Money Market Fund 15%, Growth & Income Fund 36%, Growth Fund 25%, Emerging Growth Fund 5% and International Growth Fund 19%.

(3) As of October 31, 1998, the assets of the Balanced Portfolio were allocated as follows: Money Market Fund 20%, U.S. Government Securities Fund 15%, Growth & Income Fund 30%, Growth Fund 15%, International Growth Fund 18% and other assets 2%.

(4) As of October 31, 1998, the assets of the Flexible Income Portfolio were allocated as follows: Money Market Fund 33%, U.S. Government Securities Fund 24%, Income Fund 14%, Growth & Income Fund 20%, Growth Fund 5% and other assets 4%.

(5) As of October 31, 1998, the assets of the Income Portfolio were allocated as follows: Money Market Fund 14%, Short Term High Quality Bond Fund 10%, U.S. Government Securities Fund 29%, Income Fund 33%, High Yield Fund 9% and other assets 5%.

                    DESCRIPTION OF THE FUNDS AND PORTFOLIOS

This section provides a more complete description of the principal investment strategies and risks of each Fund and Portfolio. The "Common Investment Practices" section that follows provides additional information about the principal investment strategies of the Funds and identifies the Funds and Portfolios that may engage in such practices to a significant extent. You can find additional descriptions of the Funds' strategies and risks in the Statement of Additional Information ("SAI"). Except for policies explicitly identified as "fundamental" in this Prospectus or the SAI, the investment objectives and investment policies set forth in this Prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent. Except as otherwise indicated, all policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in valuation or other circumstances.

MONEY FUNDS

The Money Funds invest only in U.S. dollar-denominated short-term, money market securities. They will only purchase obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities that are, or have issuers that are,

- rated by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories for short-term debt securities,

- rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating, or

- if not so rated, are determined to be of comparable quality.

A description of the rating systems of S&P and Moody's is contained in Appendix A to this Prospectus and in the SAI. At the time of investment, no security purchased by a Money Fund (except U.S. Government Securities subject to repurchase agreements and variable rate demand notes) will have a maturity exceeding 397 days, and each Money Fund's average portfolio maturity will not exceed 90 days. The Money Funds will attempt to maintain a stable net asset value ("NAV") of $1.00, but there can be no assurance that any Money Fund will be able to do so.

MONEY MARKET FUND. To accomplish its objective, the Money Market Fund invests solely in money market instruments that are selected from the following six general categories:

- U.S. Government securities;

- short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and state and local governments and municipalities to finance short-term cash needs;

- obligations of U.S. and foreign banks with assets of more than $500 million;

- securities issued by foreign governments, their agencies or instrumentalities or by supranational entities;

- short-term corporate obligations rated in one of the two highest rating categories by Moody's or S&P; and

- repurchase agreements.

TAX-EXEMPT MONEY MARKET FUND. The Tax-Exempt Money Market Fund invests primarily in a diversified selection of Municipal Obligations, the income from which is exempt from federal income tax. These obligations include fixed income obligations issued by states, counties, cities or other governmental bodies that generate income exempt from federal income tax. Short-term Municipal Obligations may include, but are not limited to, tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes, or other forms of short-term municipal loans and obligations. Under normal market conditions, the Fund will not invest more than 20% of its assets in obligations that pay interest subject to alternative minimum tax ("AMT-Subject Bonds").

For temporary defensive purposes, the Fund may invest more than 20% of its assets in instruments eligible for purchase by the Money Market Fund, which may produce income that is not exempt from federal income taxes.

The Fund may also invest in variable rate demand obligations, stand-by commitments, when-issued securities and forward commitments.

CALIFORNIA MONEY FUND. To accomplish its objective, the California Money Fund invests in a portfolio of

Municipal Obligations. It is a fundamental policy of the Fund to invest, under normal market conditions, at least 80% of its total assets in Municipal Obligations. The Fund normally invests at least 80% of its total assets in Municipal Obligations issued by the State of California and its political subdivisions and certain other governmental issuers (such as the Commonwealth of Puerto Rico), which produce income that is exempt from California state personal income tax. The Fund may also invest in AMT-Subject Bonds.

The Fund may also invest in variable rate demand obligations, stand-by commitments, when-issued securities and forward commitments.

For temporary defensive purposes, the Fund may invest more than 20% of its assets in instruments eligible for purchase by the Money Market Fund, which may produce income that is not exempt from federal income taxes or California personal income tax.

FIXED-INCOME FUNDS

SHORT TERM HIGH QUALITY BOND FUND. Although the Short Term High Quality Bond Fund maintains a dollar-weighted average portfolio maturity of three years or less, it may hold individual securities with remaining maturities of more than three years. For purposes of the weighted average maturity calculation, a mortgage instrument's average life will be considered to be its maturity, and the date on which the interest rate of a floating rate security can next change will be used in place of its maturity date.

The Fund will invest substantially all of its assets in debt securities that, at the time of purchase, are rated in one of the top four rating categories by one or more NRSROs or, if unrated, are judged to be of comparable quality by the Advisor ("investment grade" securities). All debt securities purchased by the Fund will be investment grade at the time of purchase. Under normal market conditions, the Fund will invest at least 65% of its total assets in U.S. Government securities, corporate debt obligations or mortgage-related securities rated in one of the two highest categories by an NRSRO or determined by the Advisor to be of comparable quality.

The Fund may invest in obligations issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate debt obligations, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks. Investment in foreign securities is subject to special risks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed obligations, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

TARGET MATURITY 2002 FUND. The Target Maturity 2002 Fund will invest at least 90% of its net assets in zero-coupon U.S. Treasury securities maturing during 2002. Generally, the Fund will endeavor to purchase those zero-coupon securities that mature toward the end of 2002. Until the Fund's target maturity date, December 31, 2002, the Fund may also invest up to 10% of its net assets in coupon-bearing (income-producing) U.S. Treasury securities maturing on or before that date and money market instruments. If the Advisor determines that the desired zero-coupon securities are not otherwise readily available for purchase, the Fund may invest in zero-coupon and income-producing U.S. Government Securities maturing on or before December 31, 2002. The Fund may also invest in cash and cash equivalents for temporary defensive purposes.

The market value of fixed-income securities held by the Fund and, consequently, the Fund's NAV, can be expected to vary inversely to changes in prevailing interest rates. Consequently, redemptions made prior to December 31, 2002 may result in substantial capital gains or losses.

To the extent that the Fund holds zero-coupon securities that mature prior to December 31, 2002, the proceeds of these securities at their maturity will be reinvested in short-term coupon-bearing U.S. Treasury securities or money market instruments until that date. Therefore, towards the end of the target maturity year, 2002, the percentage of the Fund's assets invested in coupon-bearing U.S. Treasury securities and money market instruments may increase up to 100%. After December 31, 2002, the Fund intends to remain open, with all its assets invested in money market instruments and U.S. Treasury securities with maturities of up to three years. The Fund will then be managed as a relatively short-term bond fund and the normal risks of a bond fund will apply.

To approximate the return you would receive if you purchased zero-coupon securities directly, the Advisor manages the Fund to track as closely as possible the price behavior of zero-coupon securities maturing towards the end of 2002. To correct for factors such as shareholder purchase and redemption activity (and related transaction costs) that differentiate investing in a portfolio of zero-coupon securities from investing directly in a zero-coupon security, the Advisor executes portfolio transactions necessary to accommodate net shareholder activity each business day.

By adhering to these investment parameters, the Advisor expects that if you hold your shares and do not make any redemptions until December 31, 2002, and you reinvest all dividends and capital gain distributions, you will realize a maturity value that does not differ substantially from the anticipated value at maturity, as calculated on the purchase date. There can be no assurance, however, that these objectives will be achieved. Furthermore, if you do not reinvest all dividends and capital gain distributions, then the AVM cannot be estimated accurately.

The Fund's AVM is calculated by the Advisor each day the Fund is open for business. It may vary from day-to-day due to redemptions and distributions, as well as transaction costs, interest rate changes, and the Advisor's efforts to improve total return by taking advantage of market opportunities.

Relatively few mutual funds with investment objectives and policies similar to those of the Fund have reached their target maturity date. As a result, there is relatively little experience regarding the types of risk involved in investing in the Fund.

U.S. GOVERNMENT SECURITIES FUND. The U.S. Government Securities Fund invests primarily in a selection of obligations of the U.S. Government and its agencies. The Fund may also invest in collateralized mortgage obligations or repurchase agreements which are secured by those types of obligations. It is a fundamental policy of the Fund to invest only in the following types of securities: (1) U.S. Government securities, including mortgage-backed securities; (2) obligations secured by the full faith and credit of the U.S. Government or its instrumentalities; and (3) collateralized mortgage obligations and repurchase agreements which are secured by obligations identified in (1) and (2) above. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes. The Fund may also enter into dollar roll transactions.

INCOME FUND.  The Income Fund invests most of its assets in

- debt and convertible debt securities;

- U.S. Government securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") or similar government agencies;

- obligations of U.S. banks that belong to the Federal Reserve System;

- preferred stocks and convertible preferred stocks;

- the highest grade commercial paper as rated by S&P or Moody's; and

- deposits in U.S. banks.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging purposes in connection with the purchase and sale of foreign securities or to protect against changes in the value of specific securities held by the Fund. It may also purchase and sell currencies on a spot (cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes, and may enter into dollar roll transactions. The Fund may purchase securities of issuers which deal in real estate or securities which are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 35% of its assets in lower-rated fixed-income securities (sometimes called "junk bonds").

HIGH YIELD FUND. The High Yield Fund invests, under normal market conditions, at least 65% of its assets in a diversified portfolio of fixed income securities (including debt securities, convertible securities and preferred stocks) rated lower than BBB by S&P or Baa by Moody's or of equivalent quality as determined by the Advisor. The remainder of the Fund's assets may be invested in any other securities the Advisor believes are consistent with the Fund's objective. These may include higher rated fixed-income securities, common stocks and other equity securities. The Fund may also invest in securities of foreign issuers and engage in hedging strategies involving options.

MUNICIPAL FUNDS

Each of the Municipal Funds and the California Money Fund, invests most of its assets in Municipal Obligations. Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest which may affect the ability of a Fund to purchase sufficient amounts of tax-exempt securities.

TAX-EXEMPT BOND FUND. The Tax-Exempt Bond Fund will invest at least 80% of its assets in Municipal Obligations, including inverse floating rate obligations, under normal market conditions.

The Fund specifically limits these investments to: municipal bonds, municipal notes and securities of unaffiliated tax-exempt mutual funds. The Fund also may invest up to 35% of its assets in lower-rated securities.

In adverse markets, the Fund may seek to protect its investment position by investing up to 50% of its portfolio in taxable short-term investments such as:

- U.S. Government securities;

- commercial paper rated in the highest grade by either S&P or Moody's;

- obligations of U.S. banks;

- time or demand deposits in U.S. banks; and

- repurchase agreements relating to municipal securities or any of the foregoing taxable instruments.

Interest income from these investments that is distributed to you by the Fund may be taxable.

The Fund may also purchase and sell interest rate futures and options. The Fund may also invest in AMT-Subject Bonds, although, so long as its name includes the words "tax-exempt" and the SEC so requires, those investments will be limited to 20% of the Fund's total assets.

CALIFORNIA MUNICIPAL FUND. The California Municipal Fund invests primarily in intermediate- and long-term California municipal obligations which are Municipal Obligations that generate interest which is exempt from California state personal income tax. It is a fundamental policy of the Fund that, under normal market conditions, at least 80% of its total assets will be invested in these obligations. The Fund may also invest in AMT-Subject Bonds.

The Fund will invest primarily in investment grade Municipal Obligations. The Fund may also invest in inverse floating rate obligations, which are generally more volatile than other types of Municipal Obligations.

The Fund may, under normal circumstances, invest up to 20% of its assets in

- Municipal Obligations that are not exempt from California personal income tax;

- short-term Municipal Obligations;

- taxable cash equivalents, including short-term U.S. Government securities, certificates of deposit and bankers' acceptances, commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P, repurchase agreements (collectively "Short-Term Instruments"); and

- securities of money market mutual funds (subject to the limitations set forth under "Common Investment Practices").

The Fund may, for temporary defensive purposes, invest in these securities without limitation. Also, as a non-diversified investment company under the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a small number of issuers.

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND. The California Insured Intermediate Municipal Fund will invest primarily in insured intermediate-term California Municipal Obligations. It is a fundamental policy of the Fund that it will invest at least 80% of the value of its total assets in Insured California Municipal Obligations (except when maintaining a temporary defensive position). Under normal market conditions, the dollar-weighted average maturity of the securities in which the Fund invests will be more than three years but less than ten years. The maximum effective maturity (the maturity date without regard to call provisions, except that for pooled single family mortgage securities effective maturity is the average life of the underlying mortgage obligations) of any Municipal Obligation in which the Fund invests will be fifteen years.

All of the Municipal Obligations in which the Fund invests, taking into account any insurance, are investment grade securities. For more information, see "About Bond Insurance" below.

The Fund may invest without limitation in AMT-Subject Bonds.

Under normal market conditions, the Fund may invest up to 20% of its assets in

- uninsured Municipal Obligations;

- Municipal Obligations that are not exempt from California personal income tax; and

- short-term Municipal Obligations and taxable cash equivalents, including Short-Term Instruments and securities of unaffiliated money market mutual funds (subject to the limitations set forth under "Common Investment Practices") and may, for temporary defensive purposes, invest in these securities without limitation.

In addition, the Fund may invest in inverse floating rate obligations. The Fund may engage in hedging transactions through the use of financial futures and options thereon. It may also purchase and sell securities on a when-issued or forward commitment basis, invest in mortgage-backed securities, enter into repurchase agreements, invest in stand-by commitments and lend portfolio securities. The Fund may invest in floating rate and variable rate obligations, including participation interests therein (referred to collectively as "Hedging Transactions").

FLORIDA INSURED MUNICIPAL FUND. The Florida Insured Municipal Fund will invest primarily in insured, intermediate- and long-term Municipal Obligations issued by the State of Florida and its political subdivisions. The Fund will invest primarily in investment-grade Municipal Obligations. It is a fundamental policy of the Fund that it will invest at least 80% of the value of its total assets (except when maintaining a temporary defensive position) in insured Florida Municipal Obligations. See "About Bond Insurance" below. The Fund may invest without limitation in AMT-Subject Bonds. The Fund may also invest in inverse floating rate obligations.

The Fund may invest up to 20% of its total assets in:

- uninsured Municipal Obligations;

- Municipal Obligations that are not exempt from Florida intangible personal property tax; and

- Short-Term Instruments and securities of unaffiliated money market mutual funds and, for temporary defensive purposes, invest in these securities without limitation.

Florida does not impose an income tax on individuals. Distributions of investment income and capital gains by the Fund will be subject to Florida corporate income taxes. Florida imposes a tax on intangible personal property owned by Florida residents. Based on a ruling the Fund has received from the Florida Department of Revenue, if the Fund's assets consist, on the last business day of the calendar year, solely of assets exempt from Florida intangible personal property tax, shares of the Fund owned by Florida residents will be exempt from Florida intangible personal property tax. Assets exempt from Florida intangible personal property tax include Florida Municipal Obligations; obligations of the U. S. Government or its agencies; and cash.

ABOUT BOND INSURANCE. The insured Municipal Obligations in which the California Insured Intermediate Municipal and Florida Insured Municipal Funds will invest and the other Municipal Funds may invest are insured under insurance policies that relate to the specific Municipal Obligation in question and that are issued by an insurer having a claims-paying ability rated AAA by S&P or Aaa by Moody's. This insurance is generally non-cancelable and will continue in force so long as the Municipal Obligations are outstanding and the insurer remains in business.

The insured Municipal Obligations are insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund's investment portfolio or a Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund's investment policy requiring investment in insured Municipal Obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.

EQUITY FUNDS

BOND & STOCK FUND. Under normal market conditions, at least 25% of the Bond & Stock Fund's assets will be invested in fixed-income securities, including preferred stocks and that portion of the value of convertible securities which is not attributable to a conversion feature. The Fund may invest in money market instruments for temporary or defensive purposes. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. Government securities and asset-backed securities, and may also invest up to 35% of its assets, in below investment grade bonds (sometimes called junk bonds). The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 25% of its assets in real estate investment trusts, known as "REITs." The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

GROWTH & INCOME FUND. The Growth & Income Fund invests primarily in common stocks. The Fund may also invest in money market instruments for temporary or defensive purposes. To limit risk, repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's total assets. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below investment grade fixed-income securities.

The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate up to 20% of the market value of its total assets minus total liabilities (except for the obligations created by these commitments). The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

NORTHWEST FUND. The Northwest Fund invests in common stocks of companies located or doing business in the Northwest states of Alaska, Idaho, Montana, Oregon and Washington. Under normal circumstances, at least 65% of the Fund's total assets will be invested in companies whose principal executive offices are located in one of those states.

The Fund is permitted to invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs, and may write (sell) covered call options.

Because the Fund concentrates its investments in companies located or doing business in the Northwest, the Fund is not intended as a complete investment program, and could be adversely impacted by economic trends within the five-state area.

GROWTH FUND. The Growth Fund invests primarily in common stocks believed to have significant appreciation potential. The Fund also may invest in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 35% of its assets in non-investment-grade debt securities.

The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, and up to 5% of its assets in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

EMERGING GROWTH FUND. The Emerging Growth Fund invests primarily in equity securities of companies with market capitalization of less than $1.4 billion at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock, as well as cash and cash equivalents. The Fund may invest up to 25% of its assets in securities of foreign issuers and up to 5% of its assets in securities in developing or emerging countries. The Fund may invest up to 35% of its assets in non-investment-grade debt securities ("junk bonds") if the Advisor believes that doing so will be consistent with the goal of capital appreciation.

INTERNATIONAL GROWTH FUND. The International Growth Fund invests primarily in equity securities of issuers located in foreign countries that the Fund's sub-advisor believes present attractive investment opportunities. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of investment opportunities available to international investors. The relative strength or weakness of a particular country's currency or economy may dictate whether securities of issuers located in such country will be purchased or sold. The Fund may invest without limit in the securities of issuers located in any one country (except as provided below with respect to emerging markets countries). The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.

The Fund invests in common stock and may invest in other securities with equity characteristics, such as trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

The Fund intends to stay fully invested in the securities described above to the extent practical. Fund assets may be invested in short-term debt instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, it may hold short-term investments until desirable equity securities become available. These short-term instruments are generally rated A or higher by Moody's or S&P, or, if unrated, of comparable quality in the opinion of the Fund's sub-advisor.

The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging markets, provided that no more than 5% of the Fund's total assets are invested in any one emerging markets country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in investment grade corporate debt securities having maturities longer than one year, including Euro-currency instruments and securities.

STRATEGIC ASSET MANAGEMENT PORTFOLIOS

The Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return for tax-advantaged retirement and other long-term investment or savings accounts.

In order to achieve its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Funds. Even so, the Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Funds. The Advisor may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Funds in accordance with its investment objective, the Advisor's outlook for the economy and the financial markets, and the relative market valuations of the Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in cash stock or bond index futures and options thereon and the following short-term instruments:

- short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions;

- other short-term debt securities rated A or higher by Moody's or S&P, or if unrated, of comparable quality in the opinion of the Advisor;

- commercial paper, including master notes;

- bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and

- repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or S&P; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Advisor. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with the Advisor's current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging transactions. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. As a fundamental policy, which may not be changed without shareholder vote, each Portfolio will concentrate its investments in shares of the Funds.

COMMON INVESTMENT PRACTICES

The next several pages contain more detailed information about types of securities in which the Funds may invest, and strategies which the Advisor or the respective sub-advisor may employ in pursuit of that Fund's investment objective and a summary of risks and restrictions associated with these securities and investment practices. For more information, see the SAI.

BORROWING. The Funds may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. For the California Money, Short Term High Quality Bond, Target Maturity 2002, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, Growth, International Growth and Emerging Growth Funds, and for the Portfolios, such borrowings may not exceed 30% of total assets. The Money Market, Tax-Exempt Money Market, U.S. Government Securities, Income, High Yield, Tax-Exempt Bond, Bond & Stock, Growth & Income and Northwest Funds may borrow up to 5% of their total assets for emergency purposes. In addition, the Money Market and Tax-Exempt Money Market Funds may borrow up to one-third of their total assets to meet redemption requests. The Short Term High Quality Bond Fund is prohibited from borrowing money or entering into reverse repurchase agreements or dollar roll transactions (described below) in the aggregate in excess of one-third of the Fund's total assets (after giving effect to such borrowings and transactions). If a Fund makes additional leverage investments while borrowings are outstanding, this will have the effect of leveraging the Fund. The California Money, Short Term High Quality Bond, Target Maturity 2002, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, Growth, International Growth and Emerging Growth Funds and the Portfolios may not purchase additional securities when borrowings, including reverse repurchase agreements, for each of these except the Short Term High Quality Bond Fund, exceed 5% of total assets. Leveraging will magnify declines as well as increases in the NAV of a Fund's or Portfolio's shares and in the yield on a Fund's or Portfolio's investments. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Funds and Portfolios.

The Income, Short Term High Quality Bond and U.S. Government Securities Funds may enter into DOLLAR ROLLS. A Fund enters into a DOLLAR ROLL by selling securities for delivery in the current month and simultaneously contracting to repurchase, typically in

30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. Under the Investment Company Act of 1940, as amended (the "1940 Act"), this may be considered borrowing from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested in bonds, the Fund will be subject to market risk on those bonds as well as similar risk with respect to the securities the Fund is required to repurchase.

Each of the Short Term High Quality Bond, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, Growth, International Growth and Emerging Growth Funds may engage in REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is decline in the securities sold (and required to be repurchased).

FIXED-INCOME SECURITIES. The market value of fixed-income securities held by a Fund and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. You should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, obligations purchased by a Fund may be subject to the risk of default. Fixed-Income securities, including Municipal Obligations, rated in the lower end of the investment-grade category (Baa or BBB) may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.

The fixed-income securities in which the Funds may invest include ZERO-COUPON SECURITIES, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other fixed-income securities.

FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The Municipal Funds, the Fixed-Income Funds and the Growth & Income Fund may purchase floating rate, inverse floating rate and variable rate obligations, including participation interests therein and assignments thereof.

The Money Funds may purchase floating rate and variable rate obligations, including participation interests therein.

The Fixed-Income Funds may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. Municipal Obligations purchased by the Municipal Funds may include floating rate, inverse floating rate and variable rate obligations, including variable rate demand notes issued by industrial development authorities and other governmental entities, as well as participation interests therein. Although variable rate demand notes are frequently not rated by credit rating agencies, a Fund may purchase unrated notes that are determined by the Advisor or the Fund's sub-advisor to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. The absence of an active secondary market could make it difficult for a Fund to dispose of these securities in the event the issuer of the note were to default on its payment obligations, and the Fund could, for this or other reasons, suffer a loss as a result of the default.

Each Fund may also invest in securities representing interests in tax-exempt securities, known as inverse floating obligations or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating-rate obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating-rate obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The Equity Funds and Fixed-Income Funds (with the exception of the Target Maturity 2002, U.S. Government Securities, Bond & Stock, Growth & Income and Northwest Funds) may, subject to the investment limitations stated elsewhere in this Prospectus and the SAI, engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. These Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.

These Funds also may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when the Advisor or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. The Fund may also enter into a forward contract to sell a currency which is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another - for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen - at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, the Advisor or the Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.

Each of the Funds other than the Money Funds (with the exception of the Target Maturity 2002, U.S. Government Securities Bond & Stock, Growth & Income and Northwest Funds) may invest in securities which are indexed to certain specific foreign currency exchange rates. These securities expose you to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.

While the foregoing actions are intended to protect the Fund from adverse currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that the Funds will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

FOREIGN INVESTMENTS. The Money Market, Bond & Stock, Growth & Income and Northwest Funds may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The High Yield, Income, Short Term High Quality Bond, Emerging Growth, Growth and International Growth Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from

- fluctuations in currency exchange rates,

- devaluation of currencies,

- future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions,

- reduced availability of public information concerning issuers, and

- the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains well below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Funds normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Equity Funds, the Short Term High Quality Bond Fund, the Income Fund and the High Yield Fund may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs"), GLOBAL DEPOSITARY RECEIPTS ("GDRs") or other similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

GEOGRAPHIC CONCENTRATION. Potential investors in the Northwest Fund, the Municipal Funds (other than the Tax-Exempt Bond Fund) and the California Money Fund should consider the possibly greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of California and Florida municipal issuers in the case of the Municipal Funds. In addition to factors affecting the state or regional economy, certain California and Florida constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences affecting California and Florida municipal obligations, respectively. See the SAI for a more detailed description of these risks.

HOLDINGS IN OTHER INVESTMENT COMPANIES. When the Advisor or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the Tax-Exempt Money Market, California Money, California Insured Intermediate Municipal, California Municipal, Florida Insured Municipal, Short Term High Quality Bond, Tax-Exempt Bond, Emerging Growth, Growth and International Growth Funds may invest up to 10% of its assets in securities of mutual funds that are not affiliated with the Advisor or the Fund's sub-advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus (its sub-advisor), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 10% of the net assets of each Money Fund and up to 15% of the net assets of every other Fund may be invested in securities that are not readily marketable. Such illiquid securities may include:

- repurchase agreements with maturities greater than seven calendar days;

- time deposits maturing in more than seven calendar days;

- to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

- certain over-the-counter options, as described in the SAI;

- certain variable rate demand notes having a demand period of more than seven days; and

- securities the disposition of which is restricted under federal securities laws (excluding certain Rule 144A securities, as described below).

Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, so long as such securities meet liquidity guideline established by the Trusts' Board of Trustees.

Each of the Funds may purchase RESTRICTED SECURITIES (provided such securities are, in the case of the Money Market, Tax-Exempt Money Market, Income, U.S. Government Securities, Tax-Exempt Bond, Bond & Stock, Growth & Income and Northwest Funds, eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended). Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities, making restricted securities, in many instances, more liquid than they once were considered to be, investing in restricted securities could increase the level of illiquidity of the portfolio securities of a Fund. This could make it more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell these securities on short notice, it might be unable to obtain fair market value.

LENDING OF SECURITIES. The California Money, California Insured Intermediate Municipal, Short Term High Quality Bond, Emerging Growth, Growth and International Growth Funds each may lend portfolio securities up to 20% of total assets to brokers and other financial organizations. The Bond & Stock, Growth & Income and Northwest Funds may lend portfolio securities up to 33% of total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand.

LOWER-RATED SECURITIES. The Income, Tax-Exempt Bond, Bond & Stock, Emerging Growth, Growth & Income and Growth Funds may each invest up to 35% of their total assets in non-investment grade debt securities, sometimes referred to as "junk bonds." The High Yield Fund may invest all of its assets in these securities, and will generally invest at least 65% of its assets in them.

Non-investment-grade debt securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for a Fund to value or to sell certain of these securities under certain market conditions. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A to this Prospectus.

The following table shows, for each indicated Fund, the average percentage of its total assets that was invested during the past fiscal year in securities assigned to the various rating categories by S&P, or if unrated by S&P, assigned to comparable rating categories by another NRSRO, and in unrated securities determined by the Advisor to be of comparable quality:

                             Income    Tax-Exempt    Bond & Stock
S&P RATING                    Fund     Bond Fund         Fund
-----------------------------------------------------------------
AAA (or US Treasury).......    13          38             66
AA.........................     3          26              0
A..........................    25          16              8
BBB........................    44          14             22
BB.........................     4           2              4
B..........................     4           1              0
Not Rated..................     6           3              0

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The California Insured Intermediate Municipal, California Municipal, Florida Insured Municipal, Short Term High Quality Bond, U.S. Government Securities, Emerging Growth and International Growth Funds may invest in GOVERNMENT STRIPPED MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions (PRINCIPAL-ONLY SECURITIES or "PO strips") or interest distributions (INTEREST-ONLY SECURITIES or "IO strips") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The mortgages backing GNMA certificates include conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages, and adjustable-rate mortgages.

The U.S. Government guarantees the timely payment of interest and principal for these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. Also, the guarantees do not extend to the yield or value of the Fund's shares. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying PO and IO strips, mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so.

In addition, the Income, Bond & Stock and Growth & Income Funds may invest in commercial mortgage-backed securities, which are similar to those securities, except that they are not issued or guaranteed by governmental entities. Commercial mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While commercial mortgage-backed securities are generally structured with one or more types of credit enhancement, they typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of a Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

The Money Market, Tax-Exempt Money Market, Short Term High Quality Bond, Bond & Stock, Emerging Growth and High Yield Funds may purchase asset-backed securities. These Funds will not invest more than 10% of their total assets in asset-backed securities, except that the Short Term High Quality Bond Fund may invest up to 25% of its total assets in such securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, including home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

MUNICIPAL OBLIGATIONS, LEASES AND AMT-SUBJECT BONDS. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

The Tax-Exempt Money Market, California Money and California Insured Intermediate Municipal Funds may acquire participations in lease obligations or installment purchase contract obligations (collectively, "lease obligations") of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. Certain of these lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

"AMT-Subject Bonds" are Municipal Obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs and water and sewer projects. Interest on AMT-Subject Bonds is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. See "Dividends, Capital Gains and Taxes" for a discussion of the tax consequences of investing in AMT-Subject Bonds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

REAL ESTATE INVESTMENT TRUSTS. The Income, Bond & Stock, Growth & Income and Northwest Funds may invest in real estate investment trusts, known as "REITs." REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

REPURCHASE AGREEMENTS. All of the Funds may invest in repurchase agreements, which are purchases of underlying debt obligations from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the obligations at an established time and price. Repurchase agreements can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. The Tax-Exempt Money Market and California Money Funds' investments in repurchase agreements are limited by their restrictions on investment in taxable instruments. Pursuant to an exemptive order granted by the SEC, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments, and the proceeds are allocated to the participating funds on a pro rata basis.

STAND-BY COMMITMENTS. The California Money, Tax-Exempt Money Market and the Municipal Funds may acquire "stand-by commitments" with respect to Municipal Obligations held in their portfolios. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Obligations at a specified price. A Fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities acquired with the commitment, thus increasing the cost of the securities and reducing the yield otherwise available from them. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, each of the Funds and Portfolios except the Money Funds may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. Utilizing these investment strategies, the Fund or Portfolio may purchase and sell, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments. It may also purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The Funds may write (sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security. All the above are collectively referred to as "Strategic Transactions."

Strategic Transactions may be used

- to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations,

- to protect the Fund's unrealized gains in the value of its portfolio securities,

- to facilitate the sale of such securities for investment purposes,

- to manage the effective maturity or duration of the Fund's portfolio, or

- to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Some Strategic Transactions may also be used to seek potentially higher returns. Any or all of these investment techniques may be used at any time, as the use of any Strategic Transaction is a function of numerous variables including market conditions.

The use of Strategic Transactions involves special considerations and risks; for example,

- the ability of the Fund to utilize Strategic Transactions successfully will depend on the ability of the Advisor or the sub-advisor to predict pertinent market movements,

- the risk that the other party to a Strategic Transaction will fail to meet its obligations to the Fund,

- the risk that the Fund will be unable to close out a Strategic Transaction at a time when it would otherwise do so, due to the illiquidity of the Strategic Transaction and

- the risk of imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio positions.

Strategic Transactions can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the related portfolio positions.

U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. Government Securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government (such as GNMA bonds), others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (such as FNMA and FHLMC bonds).

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY
TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds (with the exception of the Money Funds and the Target Maturity 2002 Fund) may purchase or sell securities on a when-issued or a delayed-delivery basis. The Funds will enter into a when-issued transactions only for the purpose of acquiring portfolio securities. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Fund. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The California Money Fund and the Municipal Funds may purchase Municipal Obligations offered on a "forward commitment" basis.

When-issued Municipal Obligations may include bonds purchased on a "when, as and if issued" basis, under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities. No when-issued or forward commitments will be made by the California Money Fund or any Municipal Fund if, as a result, more than 20% of the value of the Fund's total assets would be committed to such transactions. A significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV.

YEAR 2000. Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's or Portfolio's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's or Portfolio's operations and the services that are provided to the Fund's or Portfolio's shareholders. The Advisor and Shareholder Services have advised the Funds and Portfolios that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000 to the extent necessary to avoid any such negative impact. In addition, the Advisor has been advised by the Custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Funds and Portfolios and the Advisor have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the Funds' or Portfolio's assets may be adversely affected by the inability of their issues or third parties to properly process date-related information from and after January 1, 2000.

PORTFOLIO TRANSACTIONS AND TURNOVER. Each Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs and may increase taxable capital gains. Historical portfolio turnover rates for each Fund are shown under "Financial Highlights" below. The Advisor and the sub-advisors will not consider portfolio turnover rate to be a limiting factor in making investment decisions consistent with the Funds' investment objectives and policies.

                          WAYS TO SET UP YOUR ACCOUNT

+ Individual or Joint Account
  Individual accounts are owned by one person. Two types of joint accounts (having two or more owners) can be opened:

  1) in a "joint tenancy" account, the surviving owner(s) automatically receive(s) the shares of any owner(s) who die(s); and

  2) in a "tenants in common" account, the heir(s) of any deceased owner receive(s) such owner's shares, rather than the surviving owners of the joint account.

+ Retirement
  Retirement plans protect investment income and capital gains from current taxes. Contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

   - INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") If you are of legal age and under 70 1/2 years old with Adjusted Gross Income ("AGI") of less than $40,000 (or $60,000 if married and filing jointly) you may protect up to $2,000 (subject to certain limitations for single persons with AGI equal to or greater than $30,000 and married persons who file jointly with AGI equal to or greater than $50,000) per tax year from certain tax effects. If your spouse does not work, you can protect up to an additional $2,000 per year in your spouse's name.

   - ROTH IRAS If you are of legal age with AGI not exceeding $110,000 (or $160,000 if married and filing jointly) you may protect up to $2,000 on a non-deductible basis (subject to certain limitations for single persons with AGI equal to or greater than $95,000 and married persons who file jointly with AGI equal to or greater than $150,000) per tax year from certain tax effects.

   - ROLLOVER IRAS You may transfer money from certain employer-sponsored retirement plans and keep your tax benefits (often happens when you change employers).

   - SIMPLIFIED EMPLOYEE PENSION PLANS ("SEP-IRAS") If you own a small business or are self-employed, you and your eligible employees could get many of the same advantages as a Keogh, but with fewer administrative requirements.

+ Gifts or Transfers to a Minor Child
  ("UGMA" or "UTMA")
  You can give money to a child and obtain certain tax benefits. A parent or grandparent can give up to $10,000 a year to each child or grandchild without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

+ Trust
  You can use a Trust for many purposes, including charitable contributions and providing a regular income for a child until a certain age. The trust must be established before an account can be opened.

+ Corporation or Other Organization
  Corporations, associations, partnerships, institutions, or other groups may invest for many purposes.

                         HOW CAN I INVEST IN THE FUNDS
                                AND PORTFOLIOS?

                                               TO OPEN AN ACCOUNT:                    TO ADD TO AN ACCOUNT:
                                                (MINIMUM $1,000*)                        (MINIMUM $50**)
------------------------------------------------------------------------------------------------------------------
+ By Phone -- 800-222-5852              Exchange from another Fund or           Exchange from another Fund or
                                        Portfolio account with the same         Portfolio account with the same
                                        registration, including name,           registration, including name,
                                        address, and taxpayer ID number         address, and taxpayer ID number.
                                        (social security number for an
                                        individual).                            Call WM Shareholder Services at
                                                                                800-222-5852
                                        Call WM Shareholder Services at
                                        800-222-5852. (5:00 a.m. to 6:00
                                        p.m., Pacific Time/8:00 a.m. to
                                        9:00 p.m., Eastern Time, Monday
                                        through Friday and 6:00 a.m. to
                                        3:00 p.m., Pacific Time/9:00 a.m.
                                        to 6:00 p.m., Eastern Time, on
                                        Saturdays)
------------------------------------------------------------------------------------------------------------------
+ By Mail                               Complete and sign the application.      Make your check payable to The WM
                                        Make your check or negotiable bank      Group of Funds. Indicate your
                                        draft payable to The WM Group of        account number on your check.
                                        Funds. Third-party checks are not       Include the "next investment" stub
                                        accepted.***                            from your previous account
                                                                                statement. Mail the check and stub
                                        Mail the completed application          to the address printed on your
                                        form and check to:                      account statement.***
                                        THE WM GROUP OF FUNDS                   Exchange by mail: call
                                        P.O. BOX 9757                           800-222-5852 for instructions
                                        PROVIDENCE, RI 02940-9757
------------------------------------------------------------------------------------------------------------------
+ By Wire                               1) Telephone WM Shareholder Ser-        Instruct your bank/financial
                                        vices for an application form and       institution to wire Federal Funds
                                        instructions.                           as described at left under
                                        2) Instruct your bank to wire           paragraph 2.
                                        Federal Funds exactly as follows:
                                        BOSTON SAFE DEPOSIT AND TRUST
                                        BOSTON, MA
                                        ABA# 011-001234
                                        FOR CREDIT TO:
                                        THE WM GROUP OF FUNDS
                                        ACCOUNT #167053
                                        (FUND NAME AND CLASS OF SHARES)
                                        (CUSTOMER'S NAME)
                                        (CUSTOMER'S SOCIAL SECURITY
                                        NUMBER)
                                        3) Mail the completed application
                                        form to:
                                        THE WM GROUP OF FUNDS
                                        P.O. BOX 9757
                                        PROVIDENCE, RI 02940-9757

                         HOW CAN I INVEST IN THE FUNDS
                            AND PORTFOLIOS? (CONT.)

                                               TO OPEN AN ACCOUNT:                    TO ADD TO AN ACCOUNT:
                                                (MINIMUM $1,000*)                        (MINIMUM $50**)
------------------------------------------------------------------------------------------------------------------
+ Systematic                            1) Obtain and complete an               Pre-authorized periodic
                                        application form.                       investments will be processed
  (Minimum New Account amount                                                   automatically. (Minimum Amount
  $50+)                                 2) Attach a voided check or             $25++)***
                                        deposit slip from the bank account
                                        you would like the investments
                                        transferred from and indicate
                                        either the day of the week or
                                        day(s) of the month when the
                                        purchase would occur.
                                        3) Mail the application to the
                                        address listed above.***
------------------------------------------------------------------------------------------------------------------

  * $10,000 for the Portfolios and $2,000 for IRA accounts investing in the Portfolios.
 ** $100 for the Portfolios.
*** Investments paid by check, negotiable bank draft or by Automated Clearing
    House transfer may not be available for redemption for up to 15 days after purchase. See page 60 for additional information.
  + $1,000 for the Portfolios.
 ++ $100 for the Portfolios.

                     WHICH CLASS OF SHARES IS BEST FOR ME?

This prospectus offers you a choice of two classes of fund shares: Class A and Class B. The next several pages will expand upon the "Fees and Expenses" section above to help you determine which class of shares is best for you. This will depend upon a number of factors, including the amount you plan to invest and how long you plan to hold your shares.

CLASS A SHARES

The offering price for Class A shares of the Non-Money Funds is the NAV next calculated after receipt of a properly completed purchase order, plus an initial sales charge as shown in the table below. Sales charges may be reduced or waived as discussed following the table. The final column in each table indicates what dealers receive for selling Class A shares.

---------------------------------------------------------------------------------------------
                                                  + Fixed-Income Funds
                                                  (other than Short Term High Quality Bond
                                                  and Target Maturity 2002 Funds)
                                                  + Municipal Funds
                                                  + Income and Flexible Income
                                                  Portfolios
         ------------------------------------------------------------------------------------
                                                                                   REALLOWED
                                                          SALES CHARGE            TO DEALERS
         ------------------------------------------------------------------------------------
                                                  Percentage     Percentage of    Percentage
                                                  of Offering     Net Amount      of Offering
             Purchase of Class A Shares              Price         Invested          Price
         ------------------------------------------------------------------------------------
         Less than $50,000                           4.50%            4.71%          4.00%
         ------------------------------------------------------------------------------------
         $50,000 to $100,000                         4.00             4.17           3.50
         ------------------------------------------------------------------------------------
         $100,000 to $250,000                        3.50             3.63           3.00
         ------------------------------------------------------------------------------------
         $250,000 to $500,000                        2.50             2.56           2.00
         ------------------------------------------------------------------------------------
         $500,000 to $1,000,000                      2.00             2.04           1.75
         ------------------------------------------------------------------------------------
         $1,000,000 and above*                        .00              .00            .00
         ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---  -----------------------------------------------------
     + Equity Funds

     Strategic Growth,
     Conservative Growth and
     Balanced Portfolios
     -------------------------------------------------
                                      REALLOWED
             SALES CHARGE            TO DEALERS
     -------------------------------------------------
     Percentage     Percentage of    Percentage
     of Offering     Net Amount      of Offering
        Price         Invested          Price
     -------------------------------------------------
        5.50%           5.82%           4.75%
         ------------------------------------------------------------------------------------
        4.75            4.99            4.00
         ------------------------------------------------------------------------------------
        3.75            3.90            3.00
         ------------------------------------------------------------------------------------
        3.00            3.09            2.50
         ------------------------------------------------------------------------------------
        2.00            2.04            1.75
         ------------------------------------------------------------------------------------
         .00             .00             .00
         ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                  + Short Term High Quality
                                                  Bond Fund
         ------------------------------------------------------------------------------------
                                                                                   REALLOWED
                                                          SALES CHARGE            TO DEALERS
         ------------------------------------------------------------------------------------
                                                  Percentage     Percentage of    Percentage
                                                  of Offering     Net Amount      of Offering
             Purchase of Class A Shares              Price         Invested          Price
         ------------------------------------------------------------------------------------
         Less than $50,000                           3.50%            3.63%          3.00%
         ------------------------------------------------------------------------------------
         $50,000 to $100,000                         3.00             3.09           2.50
         ------------------------------------------------------------------------------------
         $100,000 to $250,000                        2.50             2.56           2.00
         ------------------------------------------------------------------------------------
         $250,000 to $500,000                        2.25             2.30           2.00
         ------------------------------------------------------------------------------------
         $500,000 to $1,000,000                      2.00             2.04           1.75
         ------------------------------------------------------------------------------------
         $1,000,000 and above*                        .00              .00            .00
         ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---  -----------------------------------------------------
     + Target Maturity
     2002 Fund
     -------------------------------------------------
                                      REALLOWED
             SALES CHARGE            TO DEALERS
     -------------------------------------------------
     Percentage     Percentage of    Percentage
     of Offering     Net Amount      of Offering
        Price         Invested          Price
     -------------------------------------------------
        2.00%           2.04%           1.75%
         ------------------------------------------------------------------------------------
        1.50            1.52            1.25
         ------------------------------------------------------------------------------------
        1.00            1.01            0.75
         ------------------------------------------------------------------------------------
        1.00            1.01            0.75
         ------------------------------------------------------------------------------------
        0.50            0.50            0.50
         ------------------------------------------------------------------------------------
         .00             .00             .00
         ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

* See "net asset value purchases" below.

Example: An investor considers putting $1,000 into an Equity Fund's Class A shares. Based on the first column in the above table, 5.50% of the $1,000 would pay for a sales charge. The charge would be $55.00, which is 5.82% of the net investment of $945.00, as the next column shows. The dealer selling the shares would be paid $47.50 of the $55.00, which is 4.75% of $1,000, as the last column shows.

CUMULATIVE DISCOUNT. This allows your current purchases to qualify for the foregoing discounts by including the value of shares of the Funds and Portfolios that were purchased subject to an initial or contingent deferred sales charge. The discount will be based on current market value. Individuals, immediate family members and trustees purchasing for single fiduciary accounts are eligible for this discount.

LETTER OF INTENT. This discount is for purchases made over an extended period. It provides you with a cumulative discount on the same basis as explained in the previous paragraph if the following conditions are met: Purchases of Class A shares must be made within a 13-month period that begins no earlier than 90 days before the submission of a letter of intent from the investor to the Funds. For more information about this discount, please contact Shareholder Services or your Investment Representative.

REINVESTMENT. You can reinvest redemption proceeds of Class A shares that were subject to a sales charge when first purchased in other Class A shares within 120 days without incurring another initial sales charge. You can also reinvest any redemption proceeds of Class B shares that were subject to a contingent deferred sales charge in Class A shares within 120 days without incurring an initial sales charge.

NET ASSET VALUE PURCHASES. There is no initial sales charge on Class A purchases of $1 million or more, but such purchases are generally subject to a contingent deferred sales charge of 1.00% if you redeem them during the first year after purchase or .50% if you redeem them during the second year after purchase.

Qualified employee benefit plans (including SEPs and SIMPLEs) that have more than 100 participants or that have more than $500,000 invested in the Funds and Portfolios may purchase shares without an initial sales charge. However, a contingent deferred sales charge of 1% may be imposed on the amount that was invested through such a plan in Class A shares and that is redeemed (1) if, within the first two years after the plan's initial investment in the Funds or Portfolios, the named fiduciary of the plan withdraws the plan from investing in the Funds and Portfolios in a manner that causes all shares held by the plan's participants to be redeemed; or (2) by a plan participant within two years of the plan participant's purchase of such Class A shares. The contingent deferred sales charge will be waived on redemptions in connection with certain involuntary distributions, including distributions arising out of the death or post-purchase disability of a shareholder (including one who owns the shares as joint tenant).

Class A shares may be purchased at net asset value, and in any amount, by officers, directors and employees of the Advisor or its affiliates, or companies which have entered into selling agreements with the Distributor, and to certain family members of such individuals. The purchase must be for investment purposes only and may not be resold other than through redemption by the Fund or Portfolio. The Funds and Portfolios may also offer their shares at net asset value to certain retirement plans; to investors who purchase shares with the proceeds of redemptions of shares of other mutual funds advised by WM Advisors or its affiliates within five business days of such redemptions; and to brokers, dealers or registered investment advisors who have entered into arrangements with the Distributor providing specifically for the shares to be used in particular investment products made available to their clients for which they may charge a separate fee. No sales charge will be assessed on a purchase by any other investment company in connection with the combination of such company with the Trust by merger, acquisition of assets or otherwise. The Distributor will pay authorized dealers commissions on certain net asset value purchases as described in the SAI.

EACH FUND AND PORTFOLIO RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES OF ANY CLASS OF ANY FUND OR PORTFOLIO AT ANY TIME. Each Fund and Portfolio also reserves the right to reject any specific purchase order, including purchases by exchange.

CONSULT AN INVESTMENT REPRESENTATIVE OR SEE THE SAI IF YOU THINK YOU MAY QUALIFY FOR ANY OF THESE PURCHASE PLANS. YOU MUST NOTIFY THE FUND OR PORTFOLIO AT THE TIME OF PURCHASE WHENEVER A REDUCED SALES CHARGE OR NET ASSET VALUE PURCHASE APPLIES.

CLASS B SHARES

Class B shares are offered at the NAV next calculated after receipt of a properly completed purchase order, without an initial sales charge. The entire amount of the purchase price is invested in the Fund selected. However, Class B shares have higher distribution and service fees than Class A shares for eight years. Also, if you redeem Class B shares within five years of purchase (four years in the case of Class B shares of the Short Term High Quality Bond Fund), you generally must pay a contingent deferred sales charge.

The proceeds from any contingent deferred sales charges are paid to the Distributor to defray expenses for providing distribution services for Class B shares. Examples of such expenses include compensation to salespeople and selected dealers. The Distributor currently pays authorized dealers commissions of 4.00% of the price of Class B shares sold by them (3.00% for Class B shares of the Short Term High Quality Bond Fund).

CONTINGENT DEFERRED SALES CHARGE. Class B shares redeemed within five years of purchase are subject to a contingent deferred sales charge according to the following schedule. Class B shares purchased by exchange will be subject to a contingent deferred sales charge using the schedule of the Fund originally purchased. Shares purchased through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

Class B shares of all Funds (except for the Short Term High Quality Bond Fund) and Class B shares of all Portfolios:

                  YEAR OF
                 REDEMPTION                        Contingent
               AFTER PURCHASE                 Deferred Sales Charge
-------------------------------------------------------------------
First.......................................          5.00%
Second......................................          4.00%
Third.......................................          3.00%
Fourth......................................          2.00%
Fifth.......................................          1.00%
Sixth and following.........................          0.00%

Class B shares of the Short Term High Quality Bond Fund:

                 YEAR OF
                REDEMPTION                         Contingent
              AFTER PURCHASE                  Deferred Sales Charge
-------------------------------------------------------------------
First.....................................            4.00%
Second....................................            3.00%
Third.....................................            2.00%
Fourth....................................            1.00%
Fifth and following.......................            0.00%

Class B shares of certain Funds purchased prior to March 20, 1998, may be subject to a different contingent deferred sales charge schedule, as described in the SAI.

The contingent deferred sales charge is calculated by applying the above percentages to the lesser of (1) the NAV of the redeemed shares at the time they were purchased or (2) the NAV of the redeemed shares at the time of redemption. This means that no contingent deferred sales charge will be charged on any NAV increases above the initial purchase price. Shares are redeemed in the order that results in the lowest possible rate being charged. Accordingly, they will be redeemed first from shares purchased through reinvested dividends or capital gain distributions and then in the order of purchase.

Here is an example:

An investor purchases 100 Class B shares at $10 per share -- for a total cost of $1,000. In the second year after the purchase, the NAV has risen to $12 per share, and the investor has acquired 10 more shares through dividend reinvestment.

At that time, the investor decides to make the first redemption. The transaction includes 50 shares at $12 per share -- for a total of $600.

The first 10 shares to be redeemed will not be subject to any charge because of the 10 shares received from dividend reinvestment.

As for the other 40 shares, the charge will be applied only to the original cost of $10 per share. The NAV increase of $2 per share will not be considered. As a result, $400 of the redemption proceeds (40 X $10) will be charged a rate of 4%, which is the second-year rate shown in the table above. The resulting sales charge will be 4% X $400, which will be $16.

The contingent deferred sales charge may be waived for redemptions of Class B shares under these circumstances:

- Following the death or post-purchase disability of a shareholder, as defined in Section 72(m)(7) of the Code;

- In connection with distributions from an IRA or other retirement plan made to shareholders over age 59 1/2 (70 1/2 in the case of Class B shares of certain Funds purchased prior to March 20, 1998 as described in the SAI);

- According to a systematic withdrawal plan -- but limited to 12% annually of the value of the Fund at the time the systematic withdrawal plan is established; and

- In connection with the liquidation by the Fund or Portfolio of a shareholder's account as described under "How to Sell Shares."

YOU MUST NOTIFY THE FUND OR PORTFOLIO WHENEVER YOU ARE ENTITLED TO A WAIVER OR REIMBURSEMENT OF CDSC.

CONVERSION FEATURE. Class B shares that remain outstanding for eight years will generally convert to Class A shares of the same Fund or Portfolio based on the relative NAVs at the time of conversion.

DISTRIBUTION PLANS

Each of the Funds (other than the Target Maturity 2002 Fund, which offers only Class A shares) has adopted distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A and Class B and shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. The Target Maturity 2002 Fund has adopted a 12b-1 Plan applicable to its Class A shares. Under the applicable Rule 12b-1 Plans, WM Funds Distributor, Inc., referred to as the Distributor in this Prospectus, receives a service fee at an annual rate of 0.25% of the average daily net assets of each class. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B shares at an annual rate of 0.75% of the average daily net assets of such shares.

The Distributor may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of a Fund or Portfolio, material compensation in the form of merchandise or trips. Salespersons, including representatives of WM Financial Services, Inc. (a subsidiary of Washington Mutual), and any other person entitled to receive any compensation for selling or servicing Fund or Portfolio shares may receive different compensation with respect to one particular class of shares over another, and may receive additional compensation or other incentives for selling Fund or Portfolio shares.

DISTRIBUTION OF INCOME AND CAPITAL GAINS

The Funds and Portfolios distribute dividends from net investment income (which is essentially interest and dividends from securities held), minus expenses. They also make capital gain distributions if realized gains from the sale of securities exceed realized losses. The amount of dividends of net investment income and distributions of net realized long- and short-term capital gains payable to shareholders will be determined separately for each Fund or Portfolio. Dividends from the net investment income of the Money, Fixed-Income and Municipal Funds and the Balanced, Flexible Income and Income Portfolios will normally be declared daily and paid monthly. Dividends from the net investment income of the Bond & Stock and Growth & Income Funds and the Conservative Growth Portfolio will normally be declared and paid quarterly. Dividends from the net investment income of the Growth Fund and the Strategic Growth Portfolio will normally be declared and paid semiannually. Dividends from the net investment income of the Northwest, Emerging Growth and International Growth Funds will normally be declared and paid annually. Except as otherwise specified, the Funds and Portfolios distribute capital gains, if any, at least annually, normally in December.

You have three choices regarding what you do with dividends and capital gain distributions. You can make your choice at the time of your initial purchase or by contacting the Funds' offices or your investment representative. The options include:

AUTOMATIC REINVESTMENT. This procedure is automatically effective unless you choose another option. All dividends and capital gain distributions are reinvested into additional shares of the Fund or Portfolio.

REINVEST DIVIDENDS IN ANOTHER FUND OR PORTFOLIO. Income dividends may be automatically invested in the same class of shares of another Fund or Portfolio, provided that Fund or Portfolio is available for sale in your state of residence.

CASH PAYMENT OF ALL DISTRIBUTIONS. All dividends and capital gain distributions are deposited to your pre-authorized bank account or paid by check.

Reinvestments of income dividends and capital gain distributions are made at the closing NAV on the day dividends or distributions are deducted from the Fund's assets.

If you've chosen to receive dividends or capital gain distributions in cash and your check is returned as undeliverable, the Funds and Portfolios reserve the right (but are not obligated) to reinvest your check at the then-current NAV and to automatically reinvest subsequent dividends and capital gain distributions in your account. The Funds and Portfolios may also automatically reinvest dividends or distributions of $10 or less.

HOW CAN I SELL SHARES?

You may redeem shares at any time in the following ways. The price paid per share will be the NAV next calculated after receipt of a properly completed redemption request (less any applicable CDSC).

TELEPHONE. You may authorize telephone transactions on your account application. Provided you have pre-authorized these transactions, you may redeem or exchange shares by telephoning 800-222-5852. You may also request these transactions through your investment representative. Proceeds may be directed to a pre-authorized bank or broker account or to the address of record for the account. Exchanges also may be made by telephone.

It may be difficult to reach the Trusts' offices by telephone during periods of unusual economic or market activity. Please be persistent if this occurs. The Funds' and Portfolios' transfer agent is committed to extending its 5:00 a.m. to 6:00 p.m. Pacific time business hours during such periods.

WRITTEN REQUEST. You may also sell shares by writing the Trusts' offices. Written requests may require a signature guarantee, as discussed below, and the return of any outstanding share certificates. Changes in pre-authorized redemption instructions or your account registration may also require signature guarantees. For your protection, the signature(s) must be guaranteed by an eligible guarantor institutions which includes banks, credit unions, broker dealers, national securities exchanges, savings institutions as well as medallion signature guarantee.

PROMPT PAYMENT. Payment normally will be made on the next business day after redemption, but no later than seven days after the transaction, unless you recently purchased Fund shares by check or Automated Clearing House transfer. In that case, redemption proceeds may be delayed for up to 15 days after the purchase transaction, to allow for the collection of funds. Redemption proceeds will be sent by check or Automated Clearing House transfer to your bank account without charge. Wire redemption proceeds may be subject to a $10 fee. The receiving bank also may charge a fee.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders may choose to receive specific cash withdrawals on a periodic basis. A $5,000 minimum balance in the applicable Fund or $10,000 in the applicable Portfolio is required to establish a systematic withdrawal plan (the minimum balance requirement is waived for IRA accounts). Shares of the Fund or Portfolio will be redeemed to provide the requested payment. Naturally, withdrawals that continually exceed dividend income and capital gains will eventually exhaust the account. Class B shareholders may use a systematic withdrawal plan to redeem up to 12% of the Fund balance annually, without incurring a contingent deferred sales charge. The beginning balance is the Fund balance at the time the systematic withdrawal plan is established.

OTHER CONSIDERATIONS. It is costly to maintain small accounts. Accordingly, an account may be closed after 90 days' written notice if the total account value falls below a minimum (currently $7,000 for the Portfolios and $700 for the Funds or, in the case of an IRA account, $500 for the Portfolios and $300 for the Funds) when any transfer or redemption is made. Shares will be redeemed at the next calculated NAV, less any applicable CDSC, on the day the account is closed. To prevent an account closure, you may purchase shares to bring your account balance above the minimum during the 90-day grace period.

IRAS AND OTHER TAX-SHELTERED RETIREMENT PLANS

Shares of the Funds or Portfolios may be appropriate for many retirement plans, including IRAs. Retirement plan contributions are tax deductible in some cases, and earnings compound on a tax-deferred basis until withdrawn.

Information about IRAs and other qualified retirement plans is available from the Trusts' offices or your Investment Representative.

HOW CAN I EXCHANGE MY SHARES?

You may exchange shares of any of the Funds or Portfolios for shares of the same class of any other of the Funds or Portfolios. Exchanges of shares are sales and may result in a gain or loss for income tax purposes.

Exchanges are made at the relative NAVs of the shares being exchanged. No additional sales charge will be incurred when exchanging shares from a Fund which imposes an initial or contingent deferred sales charge. Any contingent deferred sales charge on the subsequent sale of shares acquired by exchange will be based on the contingent deferred sales charge schedule of the Fund from which the shares were initially purchased. Shares exchanged from a Money Fund will be subject to the acquired Fund's sales charge unless the shares given in exchange were previously exchanged from a Fund that imposes an initial or contingent deferred sales charge.

All exchanges are subject to the minimum investment requirements of the Fund or Portfolio being acquired and to its availability for sale in your state of residence. You may arrange for automatic monthly exchanges. The Funds and Portfolios reserve the right to refuse any order for the purchase of shares, including those by exchange. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Fund or Portfolio and, consequently, may be disallowed.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund and Portfolio will distribute substantially all of its net investment income and net realized capital gain on a current basis.

You are responsible for federal income tax (and state and local income taxes, if applicable) on dividends and capital gain distributions. This is true whether such dividends or distributions are paid in cash or reinvested in additional shares.

Generally, dividends paid by the Funds and Portfolios from interest, dividends or net short-term capital gains will be taxed as ordinary income. Distributions designated by the Fund or Portfolio as deriving from net gains on securities held for more than one year are taxable as such (generally at a 20% tax rate), regardless of how long you have held your shares.

A dividend or distribution made shortly after the purchase of shares of a Fund or Portfolio by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above.

Because of tax law requirements, you must provide the Trusts an accurate and certified taxpayer identification number (for individuals, a Social Security number) to avoid the 31% "back-up" withholding tax.

Early in each calendar year each Fund and Portfolio will notify you of the amount and tax status of distributions paid to you for the preceding year.

A Portfolio's use of a fund-of-funds structure could affect the amount, timing and character of distributions to shareholders. See "Taxes" in the Statement of Additional Information.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE MUNICIPAL FUNDS, THE TAX-EXEMPT MONEY MARKET FUND, AND THE CALIFORNIA MONEY MARKET
FUND. Distributions designated as "exempt-interest dividends" by any of the Municipal Funds, the Tax-Exempt Money Market Fund or the California Money Market Fund are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the federal taxation of your benefits. In addition, an investment in the Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE FLORIDA INSURED MUNICIPAL FUND. It is expected that shares of the Florida Insured Municipal Fund held by a Florida resident will be exempt from the Florida intangible personal property tax and that a portion of the dividends paid by the California Money Fund, California Municipal Fund and the California Insured Intermediate Municipal Fund will be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the Florida and California state tax treatment of investments in these funds.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE INTERNATIONAL GROWTH
FUND. The International Growth Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE OR LOCAL TAX CONSEQUENCES OF INVESTING IN THE FUNDS OR PORTFOLIOS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE FUNDS OR PORTFOLIOS.

                                  ORGANIZATION

HOW NAV IS DETERMINED

Investment securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the closed foreign markets and the close of regular trading on the New York Stock Exchange, those investments may be valued at their fair value. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier.

ADVISOR AND SUB-ADVISORS

The Funds and Portfolios are managed by WM Advisors, Inc., which is referred to as the Advisor in this Prospectus. The Advisor's address is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. The Advisor has delegated portfolio management responsibilities in respect of the Growth, International Growth, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and Tax-Exempt Bond Funds to a sub-advisor. Each Fund and Portfolio may, to the extent permitted under the 1940 Act, place portfolio transactions with (and pay brokerage commissions to) affiliates of the Advisor and the sub-advisors to the Funds indicated below. For more information see the SAI.

The Advisor has been in the business of investment management since 1944. Its responsibilities include formulating each Fund's and Portfolio's investment policies (subject to the terms of this Prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors and monitoring each Fund's or Portfolio's investment performance and reporting to the Board of Trustees, as well as providing certain administrative services to the Funds and Portfolios. In connection with its service as investment advisor to each Fund and Portfolio, the Advisor may engage one or more sub-advisors to provide investment advisory services to any of the Funds or Portfolios and may change or eliminate any such sub-advisor if it deems such action to be in the best interests of a Fund or Portfolio and its shareholders. Where the Advisor has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Fund's or Portfolio's assets. The Advisor is an indirect wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The following organizations, under the supervision of the Advisor, act as sub-advisors to the Funds indicated below, and are responsible for continuously reviewing, supervising and administering such Funds' respective investment programs:

JANUS, 100 Fillmore Street, Denver, Colorado 80206, acts as sub-advisor to the Growth Fund. Janus is an indirectly majority owned subsidiary of Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Janus has been providing investment advice to mutual funds or other large institutional clients since 1970. As of March 27, 1998, Janus' assets under management were in excess of $67.8 billion.

VAN KAMPEN, One Parkview Plaza, Oakbrook, Illinois 60181, acts as sub-advisor to the California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal Funds and Tax-Exempt Bond Funds. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional and investment company clients and, together with its affiliates, had aggregate assets under management or supervision, as of June 5, 1998, of more than $3.9 billion.

WARBURG, 466 Lexington Avenue, New York, New York 10017, acts as sub-advisor to the International Growth Fund. Warburg is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of March 30, 1998, Warburg managed approximately $15 billion of assets. Incorporated in 1970, Warburg is indirectly controlled by Warburg, Pincus & Co. ("WP & Co."), which has no business other than being a holding company of Warburg and its affiliates. Lionel I. Pincus, the managing partner of WP & Co., may be deemed to control both WP & Co. and Warburg. A proxy statement proposing a new sub-advisor for the International Growth Fund has been submitted to the SEC. Subject to shareholder approval and approval by the Board of Trustees at an in-person meeting called for such purpose, it is expected that Capital Guardian Trust Company ("Capital Guardian") will replace Warburg as sub-advisor to the International Growth Fund, effective on or about July 1, 1999.

Capital Guardian is wholly-owned by Capital Group International, Inc. which itself is wholly-owned by the Capital Group Companies, Inc. ("Capital Group").

INDIVIDUAL FUND MANAGERS

Gary J. Pokrzywinski, CFA, Vice President and Senior Portfolio Manager of the Advisor, is primarily responsible for the day-to-day management of the High Yield, Income, Short Term High Quality Bond and Target Maturity 2002 Funds. He has managed such Funds since March 1998, 1992, January 1998 and January 1998, respectively, and has been employed by the Advisor since 1992. Effective November 1, 1998, Craig V. Sosey, Vice President and Portfolio Manager of the Advisor, is primarily responsible for the day-to-day management of the U.S. Government Securities Fund. He has been employed by the Advisor since May 1998. Prior to that he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years. He holds an MBA from University of California Berkeley. Since February 9, 1999, Randall L. Yoakum, Chairman of the Investment Committee, has had primary responsibility for the day-to-day management of the Growth & Income Fund. Prior to assuming these duties, Mr. Yoakum was Chief Investment Officer for D.A. Davison & Co. (DADCO) for 2 years. From September 1994 until he joined DADCO, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors, Inc.) for 8 years. Jeffrey D. Huffman, CFA, Vice President and Senior Portfolio Manager of the Advisor, has had primary responsibility for the day-to-day management of the Bond & Stock Fund since 1995. Prior to 1995, Mr. Huffman was Vice President of Trust Investments for First Interstate Bank since 1994 and a portfolio manager at Safeco since 1992. David W. Simpson, CFA, Vice President and Senior Portfolio Manager of the Advisor, has had primary responsibility for the day-to-day management of the Northwest Fund since 1993 and he and Linda C. Walk, CFA, who is Vice President and Portfolio Manager of the Advisor, have been co-managers of the Emerging Growth Fund since March 1998. Mr. Simpson has been employed by the Advisor since 1993. Prior to 1997, Ms. Walk was a portfolio manager at Laird Norton Trust Company since 1996, a valuation consultant for Ernst & Young LLP since 1994, and a valuation consultant for Management Advising Services since 1990. Audrey S. Quaye, CPA, Vice President and Portfolio Manager of the Advisor, is primarily responsible for the day-to-day management of the Money Market Fund, the Tax-Exempt Money Market Fund and the California Money Fund. She has managed such Funds since 1997, 1997, and March 1998, respectively, and has been employed by the Advisor since 1996. Prior to 1996, Ms. Quaye worked at the Benham Group as a municipal credit analyst. Stephen C. Scott, Senior Portfolio Manager, has had primary responsibility for the day-to-day management of the Strategic Growth Portfolio, the Conservative Growth Portfolio, the Balanced Portfolio, the Flexible Income Portfolio and the Income Portfolio since their inception. Mr. Scott has been employed by WM Advisors, Inc since March of 1998, prior to that date he was employed by Sierra Investment Services Corporation with essentially identical responsibility for the Portfolios.

Warren B. Lammert has had primary responsibility for the day-to-day management of the Growth Fund since its inception. Mr. Lammert is a Vice President of Janus. Mr. Lammert joined Janus in 1987, and his duties at Janus include the management of separate equity accounts.

Since May 1992, Joseph A. Piraro, Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the California Municipal Fund. Mr. Piraro has been employed by Van Kampen since 1992. Mr. Piraro has also had primary responsibility for the day-to-day management of the California Insured Intermediate Municipal Fund since the Fund's inception. Since January 1997, Thomas M. Byron, Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the Florida Insured Municipal Fund. Mr. Byron has been at Van Kampen for over 15 years and prior to taking over responsibility for managing the Fund, Mr. Byron was Head Buyer and Manager of Van Kampen's Unit Investment Trust desk. David C. Johnson, Senior Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the Tax-Exempt Bond Fund's portfolio since January 1, 1999. Mr. Johnson has been employed by Van Kampen since 1989.

At the date of this Prospectus, the following people are primarily responsible for the day-to-day management of the International Growth Fund: Harold W. Ehrlich, CFA, CIC, Managing Director of Warburg, has 14 years of investment experience. Prior to 1998, Mr. Ehrlich was a senior vice president, portfolio manager and analyst at Templeton Investment Counsel Inc. Todd Jacobson, CFA, Vice President of Warburg. Prior to joining Warburg in 1997, Mr. Jacobson was an analyst at Brown Brothers Harriman from 1993 to 1997.

Subject to shareholder approval, it is expected that effective on or about July 1, 1999, Capital Guardian will assume sub-advisory responsibility for the International Growth Fund. Capital Guardian employs a team of portfolio managers each of whom can be considered to have primary responsibility for the day-to-day management of the portion of the Fund assigned to him or her. They are: David I. Fisher, Harmut Giesecke, Richard N. Havas, Nancy J. Kyle, John McIlwraith, Robert Ronus, Lionel M. Sauvage, Nilly Sikorsky and Rudolf M. Staehelin. Mr. Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian as well as Vice Chairman of Capital International, Inc., Emerging Markets Growth Fund, Inc. and also a director of the Capital Group Companies, Inc. He has been employed by the Capital Group organization for 29 years. Mr. Giesecke is Chairman of the Board of Capital Group's Japanese investment management subsidiary, Capital International K.K., and Managing Director, Asia-Pacific, Capital Group International, Inc. Mr. Giesecke, who has been with the Capital Group organization for 26 years, is also a Senior Vice President and a Director of Capital International, Inc. as well as a Senior Vice President of Capital International Research, Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Havas, who has been with the Capital Group organization for 13 years, is a Senior Vice President and portfolio manager for Capital Guardian and Capital International Limited as well as a Senior Vice President and Director of Capital Guardian (Canada), Inc. Ms. Kyle, who has been with the Capital Group organization for 8 years, is a Senior Vice President and Director of Capital Guardian. Ms. Kyle is also President and a Director of Capital Guardian (Canada), Inc. and a Vice President of Emerging Markets Growth Fund. Mr. McIlwraith is a Senior Vice President and a Director of Capital Guardian as well as a Director and Senior Vice President of Capital International Limited. Mr. McIlwraith is also an international equity portfolio manager and has been with the Capital Group organization for 15 years. Mr. Ronus is President and a Director of Capital Guardian, as well as Chairman of the Board of Directors of Capital Guardian (Canada), Inc., a Director of the Capital Group and Capital Group International, Inc., and a Senior Vice President of Capital International S.A. and Capital International Limited. Mr. Ronus has been employed by the Capital Group organization for 26 years. Mr. Sauvage is a Senior Vice President and portfolio manager for Capital Guardian and a Vice President for Capital International Research, Inc. Mr. Sauvage has been employed by the Capital Group organization for 12 years. Ms. Sikorsky is President and Managing Director of Capital International S.A., Chairman of Capital International Perspective, S.A., Managing Director-Europe and a Director of Capital Group International, Inc., as well as serving as a Director of the Capital Group, Capital International Limited and Capital International K.K. Ms. Sikorsky has been employed by the Capital Group organization for 36 years. Mr. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. and Capital International S.A., and has been employed by the Capital Group organization for 17 years.

MANAGEMENT FEES

During their most recent fiscal years, each of the Funds paid management fees to the Advisor at the following rates:

                                           Fees Paid as a Percentage
FUNDS                                            of Net Assets
-----------------------------------------------------------------------
Money Market Fund.....................                .45%
Tax-Exempt Money Market Fund..........                .45%
California Money Fund.................                .45%
Short Term High Quality Bond Fund.....                .50%
Target Maturity 2002 Fund.............                .25%
U.S. Government Securities Fund.......                .54%*
Income Fund...........................               .625%*
High Yield Fund.......................               .625%**
Tax-Exempt Bond Fund..................                .50%
California Municipal Fund.............                .70%*
California Insured Intermediate
  Municipal Fund......................                .70%*
Florida Insured Municipal Fund........                .70%**
Bond & Stock Fund.....................                .59%
Growth & Income Fund..................                .55%
Northwest Fund........................               .625%
Growth Fund...........................               1.06%*
Emerging Growth Fund..................               1.08%*
International Growth Fund.............               1.00%
Strategic Growth Portfolio............                .15%
Conservative Growth Portfolio.........                .15%
Balanced Portfolio....................                .15%
Flexible Income Portfolio.............                .15%
Income Portfolio......................                .15%

  *Effective January 1, 1999, management fees were reduced to 0.50% for the U.S.
   Government Securities, Income, California Municipal, California Insured Intermediate Municipal and Florida Insured Municipal Funds. Also effective January 1, 1999, management fees were reduced to 0.85% for the Growth and Emerging Growth Funds.

 **The High Yield Fund has not completed a full fiscal year. These numbers represent the percentages of net assets the Fund has agreed to pay the Advisor in its first full fiscal year. The fee would be reduced should net assets exceed $250 million.

The Advisor has undertaken, through October 31, 1999, to waive a portion of its management fees (and for the Tax-Exempt Money Market and Short Term High Quality Bond Funds, to reimburse expenses) for the following Funds to the extent that total Fund operating expenses for Class A shares would otherwise exceed the indicated annual rates:

                                                    Total Fund
FUNDS                                           Operating Expenses
------------------------------------------------------------------
Tax-Exempt Money Market Fund..................         0.57%
California Money Fund.........................         0.85%
Short-Term High Quality Bond Fund.............         0.82%
Target Maturity 2002 Fund.....................         1.00%
California Insured Intermediate Municipal
  Fund........................................         1.00%
Florida Insured Municipal Fund................         1.00%
Growth & Income Fund..........................         1.01%
Income Portfolio..............................         1.00%
Flexible Income Portfolio.....................         1.00%

The Advisor has also undertaken, through October 31, 2000, to waive its management fees and reimburse expenses to the extent necessary to limit the total Fund operating expenses for Class A shares of the Tax-Exempt Money Market Fund and the Short Term High Quality Bond Fund to the annual rates of 0.72% and 1.00%, respectively.

In addition, the Distributor has agreed to waive its distribution fees through October 31, 1999 for Class B shares of the following Funds to the extent that total Fund operating expenses for Class B shares would otherwise exceed the indicated annual rates:

                                                    Total Fund
FUNDS                                           Operating Expenses
------------------------------------------------------------------
Income Fund...................................         1.83%
Growth & Income Fund..........................         1.76%
Growth Fund...................................         2.05%

The Advisor has also undertaken to waive its management fees and reimburse expenses to the extent necessary to limit the total Fund operating expenses for Class A shares of the following funds to the indicated annual rates through October 31, 2000.

                                                    Total Fund
FUNDS                                           Operating Expenses
------------------------------------------------------------------
Money Market Fund.............................         0.73%
U.S. Government Securities Fund...............         0.96%
Tax-Exempt Bond Fund..........................         0.88%
California Municipal Fund.....................         0.88%
Income Fund...................................         1.04%
Growth & Income Fund..........................         1.00%
Growth Fund...................................         1.30%

In addition, the Advisor has undertaken, through October 31, 1999, to waive all of its management fees for the High Yield Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUNDS' AND PORTFOLIOS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' AND PORTFOLIOS' SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR PORTFOLIOS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The financial highlights table is intended to help you understand the Funds' and Portfolios' financial performance for the past 5 years (or, if shorter, the period of the Fund's or Portfolio's operations). The financial information reflects financial results for a single Fund or Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or Portfolio (assuming reinvestment of all dividends and distributions). The information provided below with respect to each of the Funds within WM Trust I (Money Market, Tax-Exempt Money Market, Income, U.S. Government Securities, Tax-Exempt Bond, Bond & Stock, Growth & Income and Northwest Funds) for periods prior to October 31, 1998 has been audited by LeMaster & Daniels PLLC. The information provided below with respect to each of the Funds within WM Trust II (California Money, Short Term High Quality Bond, Target Maturity 2002, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, Growth, International Growth and Emerging Growth Funds) and the Portfolios for periods prior to October 31, 1998 has been audited by PricewaterhouseCoopers LLP. The information for the period ended October 31, 1998 has been audited by Deloitte & Touche LLP. The Reports of Independent Accountants for each such period, along with the Funds' and Portfolios' financial statements, are included in the Annual Reports to Shareholders for such periods, which are available upon request.
  MONEY MARKET FUND   CLASS A SHARES(15)

                                                                 FISCAL
                                                              PERIOD ENDED               YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,    -----------------------------------------------
                                                                1998(1)       1997      1996      1995      1994      1993
                                                              --------------------------------------------------------------
Net Asset Value, Beginning of Period........................   $ 1.0000     $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                               --------     --------  --------  --------  --------  --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.041       0.0493    0.0476    0.0519    0.0341     0.024
  Net Realized & Unrealized Gain on Investments.............          -            -         -         -         -         -
                                                               --------     --------  --------  --------  --------  --------
    Total From Investment Operations........................      0.041       0.0493    0.0476    0.0519    0.0341     0.024
                                                               --------     --------  --------  --------  --------  --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.041)     (0.0493)  (0.0476)  (0.0519)  (0.0341)   (0.024)
  Distributions from Net Realized Gains.....................          -            -         -         -         -         -
                                                               --------     --------  --------  --------  --------  --------
    Total Distributions.....................................     (0.041)     (0.0493)  (0.0476)  (0.0519)  (0.0341)   (0.024)
                                                               --------     --------  --------  --------  --------  --------
Net Asset Value, End of Period..............................   $ 1.0000     $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                               ========     ========  ========  ========  ========  ========
Total Return(2).............................................       4.19%        5.04%     4.88%     5.33%     3.47%     2.41%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $403,443     $260,877  $229,355  $171,225  $125,651  $135,187
  Ratio of Operating Expenses to Average Net Assets(3)......       0.66%(5)     0.75%     0.79%     0.92%     0.95%     0.97%
  Ratio of Net Investment Income to Average Net Assets......       4.94%(5)     4.93%     4.77%     5.19%     3.39%     2.38%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................       0.67%(5)     0.83%     0.89%     1.04%     1.04%     1.03%

  MONEY MARKET FUND   CLASS B SHARES(15)

                                                                 FISCAL
                                                              PERIOD ENDED          YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,    --------------------------------------
                                                                1998(1)       1997      1996      1995     1994(14)
                                                              -----------------------------------------------------
Net Asset Value, Beginning of Period........................    $1.0000      $1.0000   $1.0000   $1.0000   $1.0000
                                                                -------      -------   -------   -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.035       0.0407    0.0384    0.0421     0.018
  Net Realized & Unrealized Gain on Investments.............          -            -         -         -         -
                                                                -------      -------   -------   -------   -------
    Total From Investment Operations........................      0.035       0.0407    0.0384    0.0421     0.018
                                                                -------      -------   -------   -------   -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.035)     (0.0407)  (0.0384)  (0.0421)   (0.018)
  Distributions from Net Realized Gains.....................          -            -         -         -         -
                                                                -------      -------   -------   -------   -------
    Total Distributions.....................................     (0.035)     (0.0407)  (0.0384)  (0.0421)   (0.018)
                                                                -------      -------   -------   -------   -------
Net Asset Value, End of Period..............................    $1.0000      $1.0000   $1.0000   $1.0000   $1.0000
                                                                =======      =======   =======   =======   =======
Total Return(2).............................................      3.52%        4.15%     3.91%     4.30%     2.78%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................     $6,619         $471      $117       $74       $11
  Ratio of Operating Expenses to Average Net Assets(3)......      1.64%(5)     1.59%     1.69%     1.94%     1.93%(5)
  Ratio of Net Investment Income to Average Net Assets......      3.96%(5)     4.15%     3.87%     4.19%     3.29%(5)
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................      1.65%(5)     1.80%     1.90%     2.10%     2.62%(5)

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  TAX-EXEMPT MONEY MARKET FUND   CLASS A SHARES(16)

                                                                 FISCAL
                                                              PERIOD ENDED                 YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,    ---------------------------------------------------
                                                                1998(1)       1997       1996       1995       1994       1993
                                                              ------------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                                -------      -------    -------    -------    -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.026       0.0314     0.0301      0.034     0.0235       .020
  Net Realized & Unrealized Gain on Investments.............          -            -          -      0.000(8)       -          -
                                                                -------      -------    -------    -------    -------    -------
    Total From Investment Operations........................      0.026       0.0314     0.0301      0.034     0.0235       .020
                                                                -------      -------    -------    -------    -------    -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.026)     (0.0314)   (0.0301)    (0.034)   (0.0235)     (.020)
  Distributions from Net Realized Gains.....................          -            -          -      0.000(8)       -          -
                                                                -------      -------    -------    -------    -------    -------
    Total Distributions.....................................     (0.026)      0.0314    (0.0301)    (0.034)   (0.0235)     (0.20)
                                                                -------      -------    -------    -------    -------    -------
Net Asset Value, End of Period..............................    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                                =======      =======    =======    =======    =======    =======
Total Return(2).............................................       2.60%        3.18%      3.05%      4.01%      2.37%      2.06%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $25,441      $32,134    $31,974    $30,988    $33,612    $34,513
  Ratio of Operating Expenses to Average Net Assets(3)......       0.55%(5)     0.57%      0.57%      0.61%      0.60%      0.50%
  Ratio of Net Investment Income to Average Net Assets......       3.09%(5)     3.14%      3.01%      3.39%      2.33%      2.03%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................       0.72%(5)     0.71%      0.72%      0.81%      0.76%      0.77%

  TAX-EXEMPT MONEY MARKET FUND   CLASS B SHARES(16)

                                                                 FISCAL
                                                              PERIOD ENDED     YEAR ENDED DECEMBER 31,     MAY 2, 1994 TO
                                                              OCTOBER 31,    ---------------------------    DECEMBER 31,
                                                                1998(1)       1997      1996      1995        1994(4)
                                                              -----------------------------------------------------------
Net Asset Value, Beginning of Period........................    $1.0000      $1.0000   $1.0000   $1.0000      $1.0000
                                                                -------      -------   -------   -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.018       0.0223    0.0199     0.023       0.0097
  Net Realized & Unrealized Gain on Investments.............          -            -         -      0.00(8)         -
                                                                -------      -------   -------   -------      -------
    Total From Investment Operations........................      0.018       0.0223    0.0199     0.023       0.0097
                                                                -------      -------   -------   -------      -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.018)     (0.0223)  (0.0199)   (0.023)     (0.0097)
  Distributions from Net Realized Gains.....................          -            -         -      0.00(8)         -
                                                                -------      -------   -------   -------      -------
    Total Distributions.....................................     (0.018)     (0.0223)  (0.0199)   (0.023)     (0.0097)
                                                                -------      -------   -------   -------      -------
Net Asset Value, End of Period..............................    $1.0000      $1.0000   $1.0000   $1.0000      $1.0000
                                                                =======      =======   =======   =======      =======
Total Return(2).............................................       1.79%        2.26%     2.01%     2.83%        1.45%(5)
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $   212      $    12   $     2   $     1      $     1
  Ratio of Operating Expenses to Average Net Assets(3)......       1.63%(5)     1.50%     1.53%     1.73%        1.66%(5)
  Ratio of Net Investment Income to Average Net Assets......       2.01%(5)     2.32%     1.99%     2.12%        1.38%(5)
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................       1.80%(5)     2.27%     4.22%     3.66%        3.61%(5)

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  CALIFORNIA MONEY FUND   CLASS A SHARES

                                                                 FISCAL
                                                                 PERIOD
                                                                  ENDED                     YEAR ENDED JUNE 30,
                                                               OCTOBER 31,    -----------------------------------------------
                                                                 1998(1)      1998(6)     1997      1996      1995      1994
                                                              ---------------------------------------------------------------
Net Asset Value, Beginning of Period........................     $  1.00     $  1.00    $  1.00   $  1.00   $  1.00   $  1.00
                                                                 -------     -------    -------   -------   -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.008       0.027      0.028     0.029     0.028     0.018
  Net Realized & Unrealized Gain on Investments.............           -           -          -         -         -         -
                                                                 -------     -------    -------   -------   -------   -------
    Total From Investment Operations........................       0.008       0.027      0.028     0.029     0.028     0.018
                                                                 -------     -------    -------   -------   -------   -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.008)     (0.027)    (0.028)   (0.029)   (0.028)   (0.018)
  Distributions in Excess of Net Investment Income..........           -           -          -         -         -         -
  Distributions from Net Realized Gains.....................           -           -          -         -         -         -
  Distributions in Excess of Net Realized Gains.............           -           -          -         -         -         -
  Distributions from Capital................................           -           -          -         -         -         -
                                                                 -------     -------    -------   -------   -------   -------
    Total Distributions.....................................      (0.008)     (0.027)    (0.028)   (0.029)   (0.028)   (0.018)
                                                                 -------     -------    -------   -------   -------   -------
Net Asset Value, End of Period..............................     $  1.00     $  1.00    $  1.00   $  1.00   $  1.00   $  1.00
                                                                 =======     =======    =======   =======   =======   =======
Total Return(2).............................................        0.99%       2.73%      2.81%     3.00%     2.79%     1.81%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................     $37,167     $37,403    $42,923   $51,211   $48,836   $62,500
  Ratio of Operating Expenses to Average Net Assets(3)......        0.73%(5)    0.82%      0.85%     0.85%     0.85%     0.85%
  Ratio of Net Investment Income to Average Net Assets......        2.31%(5)    2.71%      2.75%     2.94%     2.73%     1.80%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................        0.87%(5)    0.99%      1.14%     1.14%     1.15%     1.27%

  CALIFORNIA MONEY FUND   CLASS B SHARES

                                                                 FISCAL
                                                                 PERIOD
                                                                  ENDED                YEAR ENDED JUNE 30,
                                                               OCTOBER 31,    --------------------------------------
                                                                 1998(1)      1998(6)     1997      1996     1995(7)
                                                              ------------------------------------------------------
Net Asset Value, Beginning of Period........................     $ 1.00       $ 1.00     $ 1.00    $ 1.00    $ 1.00
                                                                 ------       ------     ------    ------    ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.005        0.019      0.020     0.022     0.020
  Net Realized & Unrealized Gain on Investments.............          -            -          -         -         -
                                                                 ------       ------     ------    ------    ------
    Total From Investment Operations........................      0.005        0.019      0.020     0.022     0.020
                                                                 ------       ------     ------    ------    ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.005)      (0.019)    (0.020)   (0.022)   (0.020)
  Distributions in Excess of Net Investment Income..........          -            -          -         -         -
  Distributions from Net Realized Gains.....................          -            -          -         -         -
  Distributions in Excess of Net Realized Gains.............          -            -          -         -         -
  Distributions from Capital................................          -            -          -         -         -
                                                                 ------       ------     ------    ------    ------
    Total Distributions.....................................     (0.005)      (0.019)    (0.020)   (0.022)   (0.020)
                                                                 ------       ------     ------    ------    ------
Net Asset Value, End of Period..............................     $ 1.00       $ 1.00     $ 1.00    $ 1.00    $ 1.00
                                                                 ======       ======     ======    ======    ======
Total Return(2).............................................      0.63%        1.96%      2.03%     2.22%     2.04%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................     $   58       $   63     $   68    $  147    $   79
  Ratio of Operating Expenses to Average Net Assets(3)......      1.60%(5)     1.60%      1.60%     1.60%     1.60%
  Ratio of Net Investment Income to Average Net Assets......      1.44%(5)     1.88%      2.00%     2.19%     1.98%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................      2.05%(5)     1.82%(10)  1.89%     1.89%     1.90%

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  SHORT TERM HIGH QUALITY BOND FUND    CLASS A SHARES

                                     FISCAL
                                     PERIOD                                                                           NOVEMBER 1,
                                      ENDED                              YEAR ENDED JUNE 30,                            1993 TO
                                   OCTOBER 31,         -------------------------------------------------------         JUNE 30,
                                     1998(1)           1998(6)          1997            1996            1995            1994(4)
                                  -----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
Period..........................     $  2.32           $  2.32         $  2.32         $  2.35         $  2.39          $  2.50
                                     -------           -------         -------         -------         -------          -------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment Income.........        0.04              0.13            0.14            0.15(9)         0.08             0.09
  Net Realized & Unrealized
   Gain/(Loss) on Investments...        0.03              0.00(8)         0.00(8)        (0.03)           0.02            (0.11)
                                     -------           -------         -------         -------         -------          -------
    Total From Investment
    Operations..................        0.07              0.13            0.14            0.12            0.10            (0.02)
                                     -------           -------         -------         -------         -------          -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income.......................       (0.04)            (0.13)          (0.14)          (0.15)          (0.08)           (0.09)
  Distributions in Excess of Net
   Investment Income............           -                 -               -               -           (0.06)               -
  Distributions from Net
   Realized Gains...............           -                 -               -               -               -                -
  Distributions in Excess of Net
   Realized Gains...............           -                 -               -               -               -                -
  Distributions from Capital....           -             (0.00)(8)           -           (0.00)(8)       (0.00)(8)            -
                                     -------           -------         -------         -------         -------          -------
    Total Distributions.........       (0.04)            (0.13)          (0.14)          (0.15)          (0.14)           (0.09)
                                     -------           -------         -------         -------         -------          -------
Net Asset Value, End of
Period..........................     $  2.35           $  2.32         $  2.32         $  2.32         $  2.35          $  2.39
                                     =======           =======         =======         =======         =======          =======
Total Return(2).................        3.11%             5.91%           6.15%           5.05%           4.42%           (0.73)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)...................     $32,748           $35,551         $13,685         $32,440         $43,811          $21,771
  Ratio of Operating Expenses to
   Average Net Assets(3)........       0.82%(5)           0.86%           0.82%           0.75%           0.75%            0.00%(5)
  Ratio of Net Investment Income
   to Average Net Assets........       5.44%(5)           5.71%           6.50%           6.22%           6.10%            5.70%(5)
  Portfolio Turnover Rate.......         19%               138%             51%            225%            137%              95%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Fee Waivers, Expenses
   Absorbed and/or Credit
   Allowed by the Custodian.....       1.40%(5)           1.32%(10)       1.45%(10)       1.42%(10)       1.39%            1.61%(5)

  SHORT TERM HIGH QUALITY BOND FUND    CLASS B SHARES

                                                          FISCAL
                                                          PERIOD
                                                           ENDED                             YEAR ENDED JUNE 30,
                                                        OCTOBER 31,         -----------------------------------------------------
                                                          1998(1)           1998(6)          1997           1996          1995(7)
                                                       --------------------------------------------------------------------------
Net Asset Value, Beginning of Period.................     $ 2.32            $ 2.32          $ 2.32         $ 2.35         $ 2.39
                                                          ------            ------          ------         ------         ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income..............................       0.04              0.12            0.12           0.13(9)        0.06
  Net Realized & Unrealized Gain/(Loss) on
   Investments.......................................       0.03              0.00(8)         0.00(8)       (0.03)          0.02
                                                          ------            ------          ------         ------         ------
    Total From Investment Operations.................       0.07              0.12            0.12           0.10           0.08
                                                          ------            ------          ------         ------         ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income...............      (0.04)            (0.12)          (0.12)         (0.13)         (0.06)
  Distributions in Excess of Net Investment Income...          -                 -               -              -          (0.06)
  Distributions from Net Realized Gains..............          -                 -               -              -              -
  Distributions in Excess of Net Realized Gains......          -                 -               -              -              -
  Distributions from Capital.........................          -             (0.00)(8)           -          (0.00)(8)      (0.00)(8)
                                                          ------            ------          ------         ------         ------
    Total Distributions..............................      (0.04)            (0.12)          (0.12)         (0.13)         (0.12)
                                                          ------            ------          ------         ------         ------
Net Asset Value, End of Period.......................     $ 2.35            $ 2.32          $ 2.32         $ 2.32         $ 2.35
                                                          ======            ======          ======         ======         ======
Total Return(2)......................................      2.85%             5.13%           5.37%          4.27%          3.64%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)...............     $3,747            $3,459          $2,994         $3,437         $3,015
  Ratio of Operating Expenses to Average Net
   Assets(3).........................................      1.57%(5)          1.61%           1.57%          1.50%          1.50%
  Ratio of Net Investment Income to Average Net
   Assets............................................      4.69%(5)          4.96%           5.75%          5.47%          5.35%
  Portfolio Turnover Rate............................        19%              138%             51%           225%           137%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Absorbed and/or
   Credit Allowed by the Custodian...................      2.18%(5)          2.07%(10)       2.20%(10)      2.17%(10)      2.14%(10)

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  TARGET MATURITY 2002 FUND   CLASS A SHARES

                                                                 FISCAL                                     MARCH 20,
                                                              PERIOD ENDED        YEAR ENDED JUNE 30,        1995 TO
                                                               OCTOBER 31,    ---------------------------   JUNE 30,
                                                                 1998(1)      1998(6)     1997      1996     1995(4)
                                                              -------------------------------------------------------
Net Asset Value, Beginning of Period........................     $10.86       $10.69     $10.72    $10.78    $10.00
                                                                 ------       ------     ------    ------    ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.23         0.61(9)    0.62(9)   0.63      0.12
  Net Realized & Unrealized Gain/(Loss) on Investments......       0.57         0.40       0.11     (0.30)     0.66
                                                                 ------       ------     ------    ------    ------
    Total From Investment Operations........................       0.80         1.01       0.73      0.33      0.78
                                                                 ------       ------     ------    ------    ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................          -        (0.73)     (0.71)    (0.39)        -
  Distributions from Net Realized Gains.....................          -        (0.11)     (0.05)        -         -
                                                                 ------       ------     ------    ------    ------
    Total Distributions.....................................          -        (0.84)     (0.76)    (0.39)        -
                                                                 ------       ------     ------    ------    ------
Net Asset Value, End of Period..............................     $11.66       $10.86     $10.69    $10.72    $10.78
                                                                 ======       ======     ======    ======    ======
Total Return(2).............................................       7.37%        9.78%      6.95%     2.91%     7.80%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................     $2,385       $2,536     $2,816    $3,125    $2,626
  Ratio of Operating Expenses to Average Net Assets(3)......       0.64%(5)     0.62%      0.64%     0.62%     0.74%(5)
  Ratio of Net Investment Income to Average Net Assets......       5.92%(5)     5.61%      5.80%     5.66%     5.22%(5)
  Portfolio Turnover Rate...................................          0%           0%         0%        5%        0%
  Ratio of Operating Expenses to Average Net Assets Without
   Credits Allowed by the Custodian.........................          -         0.71%(10)  0.72%(10) 0.70%(10)  N/A
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................       1.47%(5)     2.63%(10)  2.89%(10) 2.55%(10) 4.71%(5)

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  U.S. GOVERNMENT SECURITIES FUND   CLASS A SHARES(17)

                                                                 FISCAL
                                                              PERIOD ENDED                 YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,    ----------------------------------------------------
                                                                1998(1)        1997       1996       1995       1994       1993
                                                              -------------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $  10.84     $  10.46   $  10.84   $   9.64   $  10.79   $  10.63
                                                                --------     --------   --------   --------   --------   --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................        0.54         0.62       0.63       0.63       0.63       0.69
  Net Realized & Unrealized Gain/(Loss) on Investments......        0.14         0.38      (0.38)      1.20      (1.15)      0.16
                                                                --------     --------   --------   --------   --------   --------
    Total From Investment Operations........................        0.68         1.00       0.25       1.83      (0.52)      0.85
                                                                --------     --------   --------   --------   --------   --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................       (0.54)       (0.62)     (0.63)     (0.63)     (0.63)     (0.69)
                                                                --------     --------   --------   --------   --------   --------
Net Asset Value, End of Period..............................    $  10.98     $  10.84   $  10.46   $  10.84   $   9.64   $  10.79
                                                                ========     ========   ========   ========   ========   ========
Total Return(2).............................................        6.38%        9.92%      2.48%     19.45%    (4.91)%      8.12%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $266,334     $107,054   $138,159   $177,310   $188,068   $268,112
  Ratio of Operating Expenses to Average Net Assets(3)......        0.92%(5)     1.05%      0.97%      1.01%      0.97%      0.99%
  Ratio of Net Investment Income to Average Net Assets......        5.99%(5)     5.92%      6.01%      6.08%      6.19%      6.29%
  Portfolio Turnover Rate...................................          12%           6%        16%         8%        34%        51%
  Ratio of operating expenses to average net assets w/o fee
   waivers or fees reduced by credits allowed by the
   custodian................................................        1.45%(5)     1.05%      0.97%      1.01%      0.97%      0.99%
  Ratio of operating expenses to average net assets
   including interest expense...............................        1.36%(5)      N/A        N/A        N/A        N/A        N/A

  U.S. GOVERNMENT SECURITIES FUND   CLASS B SHARES(17)

                                                                 FISCAL                                  MARCH 20,
                                                              PERIOD ENDED   YEAR ENDED DECEMBER 31,      1994 TO
                                                              OCTOBER 31,    ------------------------   DECEMBER 31,
                                                                1998(1)       1997     1996     1995      1994(8)
                                                              ------------------------------------------------------
Net Asset Value, Beginning of Period........................    $ 10.84      $10.46   $10.84   $ 9.64     $ 10.24
                                                                -------      ------   ------   ------     -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.47        0.54     0.54     0.54        0.41
  Net Realized & Unrealized Gain/(Loss) on Investments......       0.12        0.38    (0.38)    1.20       (0.60)
                                                                -------      ------   ------   ------     -------
    Total From Investment Operations........................       0.59        0.92     0.16     1.74       (0.19)
                                                                -------      ------   ------   ------     -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.46)      (0.54)   (0.54)   (0.54)      (0.41)
                                                                -------      ------   ------   ------     -------
Net Asset Value, End of Period..............................    $ 10.97      $10.84   $10.46   $10.84       $9.64
                                                                =======      ======   ======   ======     =======
Total Return(2).............................................       5.54%       9.03%    1.58%   18.48%      (1.86)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $28,747      $3,352   $2,963   $2,206     $ 1,063
  Ratio of Operating Expenses to Average Net Assets(3)......       1.67%(5)    1.84%    1.85%    1.84%       1.76%(5)
  Ratio of Net Investment Income to Average Net Assets......       5.24%(5)    5.08%    5.14%    5.20%       5.43%(5)
  Portfolio Turnover Rate...................................         12%          6%      16%       8%         34%
  Ratio of operating expenses to average net assets w/o fee
   waivers or fees reduced by credits allowed by the
   custodian................................................       2.22%(5)    1.84%    1.85%    1.84%       1.76%
  Ratio of operating expenses to average net assets
   including interest expense...............................       2.12%(5)     N/A      N/A      N/A         N/A

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  INCOME FUND   CLASS A SHARES(19)

                                                                 FISCAL
                                                              PERIOD ENDED               YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,    ------------------------------------------------
                                                                1998(1)       1997      1996      1995      1994       1993
                                                              ---------------------------------------------------------------
Net Asset Value, Beginning of Period:.......................    $   9.48     $  9.15   $  9.44   $  8.29   $  9.33   $   8.99
                                                                --------     -------   -------   -------   -------   --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................        0.53        0.60      0.59      0.59      0.60       0.61
  Net Realized & Unrealized Gain/(Loss) on Investments......       (0.04)(12)    0.33    (0.29)     1.15     (1.04)      0.34
                                                                --------     -------   -------   -------   -------   --------
    Total From Investment Operations........................        0.49        0.93      0.30      1.74     (0.44)      0.95
                                                                --------     -------   -------   -------   -------   --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................       (0.53)      (0.60)    (0.59)    (0.59)    (0.60)     (0.61)
                                                                --------     -------   -------   -------   -------   --------
Net Asset Value, End of Period..............................    $   9.44     $  9.48   $  9.15   $  9.44   $  8.29   $   9.33
                                                                ========     =======   =======   =======   =======   ========
Total Return(2).............................................        5.21%      10.51%     3.46%    21.58%    (4.82)%    10.82%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $213,397     $77,864   $86,657   $97,534   $88,102   $104,876
  Ratio of Operating Expenses to Average Net Assets(3)......        1.07%(5)    1.08%     1.03%     1.08%     1.04%      1.08%
  Ratio of Net Investment Income to Average Net Assets......        6.66%(5)    6.47%     6.52%     6.59%     6.83%      6.58%
  Portfolio Turnover Rate...................................          37%         27%       42%       43%       26%        51%

  INCOME FUND   CLASS B SHARES(19)

                                                                 FISCAL                                  MARCH 30,
                                                              PERIOD ENDED   YEAR ENDED DECEMBER 31,      1994 TO
                                                              OCTOBER 31,    ------------------------    APRIL 30,
                                                                1998(1)       1997     1996     1995      1994(18)
                                                              ------------------------------------------------------
Net Asset Value, Beginning of Period:.......................    $  9.49      $ 9.17   $ 9.46   $ 8.30     $  8.85
                                                                -------      ------   ------   ------     -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.46        0.53     0.52     0.51        0.40
  Net Realized & Unrealized Gain/(Loss) on Investments......      (0.04)(12)   0.32    (0.29)    1.16       (0.55)
                                                                -------      ------   ------   ------     -------
    Total From Investment Operations........................       0.42        0.85     0.23     1.67       (0.15)
                                                                -------      ------   ------   ------     -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.46)      (0.53)   (0.52)   (0.51)      (0.40)
                                                                -------      ------   ------   ------     -------
Net Asset Value, End of Period..............................    $  9.45      $ 9.49   $ 9.17   $ 9.46     $  8.30
                                                                =======      ======   ======   ======     =======
Total Return(2).............................................       4.51%       9.51%    2.59%   20.70%      (1.67)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $34,321      $9,691   $7,122   $4,452     $ 2,299
  Ratio of Operating Expenses to Average Net Assets(3)......       1.84%(5)    1.86%    1.89%    1.91%       1.80%(5)
  Ratio of Net Investment Income to Average Net Assets......       5.89%(5)    5.65%    5.69%    5.73%       6.25%(5)
  Portfolio Turnover Rate...................................         37%         27%      42%      43%         26%

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  HIGH YIELD FUND   CLASS A SHARES

                                                                   FISCAL PERIOD
                                                                  APRIL 8, 1998 -
                                                                OCTOBER 31, 1998(4)
                                                                --------------------
Net Asset Value, Beginning of Period........................          $ 10.00
                                                                      -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................             0.47
  Net Realized & Unrealized Loss on Investments.............            (1.15)
                                                                      -------
    Total from Investment Operations........................            (0.68)
                                                                      -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................            (0.45)
  Distributions in Excess of Net Investment Income..........            (0.01)
  Distributions from Net Realized Gains.....................                -
  Distributions in Excess of Net Realized Gains.............                -
  Distributions from Capital................................                -
                                                                      -------
    Total Distributions.....................................            (0.46)
                                                                      -------
Net Asset Value, End of Period..............................          $  8.86
                                                                      =======
Total Return(5).............................................          (6.90)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period ($1,000's).......................          $10,861
  Ratio of Operating Expenses to Average Net Assets(12).....             0.78%(5)
  Ratio of Net Investment Income to Average Net Assets......             8.80%(5)
  Portfolio Turnover Rate...................................               54%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers or fees reduced by Credits Allowed by the
   Custodian................................................             1.22%(5)

  HIGH YIELD FUND    CLASS B SHARES

                                                                    FISCAL PERIOD
                                                                    MAY 5, 1998 -
                                                                 OCTOBER 31, 1998(4)
                                                                ---------------------
Net Asset Value, Beginning of Period........................           $ 10.00
                                                                       -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................              0.42
  Net Realized & Unrealized Loss on Investments.............             (1.09)
                                                                       -------
    Total from Investment Operations........................             (0.67)
                                                                       -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................             (0.42)
  Distributions in Excess of Net Investment Income..........             (0.01)
  Distributions from Net Realized Gains.....................                 -
  Distributions in Excess of Net Realized Gains.............                 -
  Distributions from Capital................................                 -
                                                                       -------
    Total Distributions.....................................             (0.43)
                                                                       -------
Net Asset Value, End of Period..............................           $  8.90
                                                                       =======
Total Return(5).............................................             (6.33)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period ($1,000's).......................           $ 2,830
  Ratio of Operating Expenses to Average Net Assets(12).....              1.57%(5)
  Ratio of Net Investment Income to Average Net Assets......              8.01%(5)
  Portfolio Turnover Rate...................................                54%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers or fees reduced by Credits Allowed by the
   Custodian................................................              2.02%(5)

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  TAX EXEMPT BOND FUND   CLASS A SHARES(21)

                                                                 FISCAL
                                                              PERIOD ENDED               YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,   --------------------------------------------------
                                                                1998(1)      1997       1996      1995       1994        1993
                                                              ----------------------------------------------------------------
Net Asset Value, Beginning of Period........................  $   8.09     $   7.83  $   8.02  $   7.13   $   8.04    $   7.58
                                                              --------     --------  --------  --------   --------    --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.34         0.38      0.38      0.38       0.39        0.40
  Net Realized & Unrealized Gain/(Loss) on Investments......      0.02         0.27     (0.19)     0.89      (0.91)       0.54
                                                              --------     --------  --------  --------   --------    --------
    Total From Investment Operations........................      0.36         0.65      0.19      1.27      (0.52)       0.94
                                                              --------     --------  --------  --------   --------    --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.34)       (0.38)    (0.38)    (0.38)     (0.39)      (0.40)
  Distribution from Capital Gains...........................         -        (0.01)        -         -          -       (0.08)
                                                              --------     --------  --------  --------   --------    --------
    Total Distributions.....................................     (0.34)       (0.39)    (0.38)    (0.38)     (0.39)      (0.48)
                                                              --------     --------  --------  --------   --------    --------
Net Asset Value, End of Period..............................  $   8.11     $   8.09  $   7.83  $   8.02   $   7.13    $   8.04
                                                              ========     ========  ========  ========   ========    ========
Total Return(2).............................................      4.58%        8.59%     2.52%    18.25%     (6.53)%     12.54%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................  $301,162     $188,021  $203,606  $230,055   $215,438    $259,045
  Ratio of Operating Expenses to Average Net Assets(3)......      0.84%(5)     0.80%     0.75%     0.81%      0.79%       0.81%
  Ratio of Net Investment Income to Average Net Assets......      5.14%(5)     4.84%     4.90%     5.03%      5.23%       4.97%
  Portfolio Turnover Rate...................................         6%          21%       22%        8%        12%         19%

  TAX-EXEMPT BOND FUND   CLASS B SHARES(21)

                                                                 FISCAL                                   MARCH 20,
                                                              PERIOD ENDED    YEAR ENDED DECEMBER 31,      1994 TO
                                                              OCTOBER 31,    -------------------------   DECEMBER 31,
                                                                1998(1)       1997     1996     1995       1994(18)
                                                              -------------------------------------------------------
Net Asset Value, Beginning of Period........................   $  8.09      $ 7.83   $ 8.02    $ 7.13      $  7.49
                                                               -------      ------   ------    ------      -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.28        0.32     0.31      0.32         0.25
  Net Realized & Unrealized Gain/(Loss) on Investments......      0.03        0.27    (0.19)     0.89        (0.36)
                                                               -------      ------   ------    ------      -------
    Total From Investment Operations........................      0.31        0.59     0.12      1.21        (0.11)
                                                               -------      ------   ------    ------      -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.29)      (0.32)   (0.31)    (0.32)       (0.25)
  Distribution from Capital Gains...........................         -       (0.01)       -         -            -
                                                               -------      ------   ------    ------      -------
    Total Distributions.....................................     (0.29)      (0.33)       -         -            -
                                                               -------      ------   ------    ------      -------
Net Asset Value, End of Period..............................   $  8.11      $ 8.09   $ 7.83    $ 8.02      $  7.13
                                                               =======      ======   ======    ======      =======
Total Return(2).............................................      3.88%       7.71%    1.61%    17.30%       (1.46)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $17,344      $8,110   $5,266    $2,682      $ 1,258
  Ratio of Operating Expenses to Average Net Assets(3)......      1.62%(5)   1.62%     1.65%    1.62%         1.58%(5)
  Ratio of Net Investment Income to Average Net Assets......      4.36%(5)   4.00%     4.01%    4.18%         4.53%(5)
  Portfolio Turnover Rate...................................         6%        21%       22%       8%           12%

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  CALIFORNIA MUNICIPAL FUND   CLASS A SHARES

                                                                 FISCAL
                                                              PERIOD ENDED                 YEAR ENDED JUNE 30,
                                                              OCTOBER 31,    ------------------------------------------------
                                                                1998(1)      1998(6)     1997      1996      1995      1994
                                                              ---------------------------------------------------------------
Net Asset Value, Beginning of Period........................   $  11.33    $  10.92   $  10.60  $  10.53  $  10.38   $  11.22
                                                               --------    --------   --------  --------  --------   --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................       0.19(9)     0.58(9)    0.59      0.60(9)   0.61       0.61
  Net Realized & Unrealized Gain/(Loss) on Investments......       0.13        0.41       0.32      0.07      0.15      (0.82)
                                                               --------    --------   --------  --------  --------   --------
    Total From Investment Operations........................       0.32        0.99       0.91      0.67      0.76      (0.21)
                                                               --------    --------   --------  --------  --------   --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.19)      (0.58)     (0.59)    (0.60)    (0.61)     (0.61)
  Distributions in Excess of Net Investment Income..........          -           -          -         -         -      (0.00)(8)
  Distributions from Net Realized Gains.....................          -           -          -         -     (0.00)(8)       -
  Distributions in Excess of Net Realized Gains.............          -           -          -         -         -      (0.02)
  Distributions from Capital................................          -           -          -         -         -          -
                                                               --------    --------   --------  --------  --------   --------
    Total Distributions.....................................      (0.19)      (0.58)     (0.59)    (0.60)    (0.61)     (0.63)
                                                               --------    --------   --------  --------  --------   --------
Net Asset Value, End of Period..............................   $  11.46    $  11.33   $  10.92  $  10.60  $  10.53   $  10.38
                                                               ========    ========   ========  ========  ========   ========
Total Return(2).............................................       2.82%       9.26%      8.83%     6.40%     7.57%     (2.19)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $287,590    $290,328   $318,251  $372,177  $405,967   $509,223
  Ratio of Operating Expenses to Average Net Assets(3)......       0.97%(5)    1.00%      0.97%     0.94%     0.85%      0.79%
  Ratio of Net Investment Income to Average Net Assets......       4.87%(5)    5.18%      5.51%     5.56%     5.89%      5.45%
  Portfolio Turnover Rate...................................         28%         87%        36%       17%       22%        50%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................       1.05%(5)    1.19%(10)  1.26%(10) 1.29%(10) 1.29%      1.39%

  CALIFORNIA MUNICIPAL FUND   CLASS B SHARES

                                                                 FISCAL
                                                                 PERIOD
                                                                 ENDED                 YEAR ENDED JUNE 30,
                                                              OCTOBER 31,    --------------------------------------
                                                                1998(1)      1998(6)      1997      1996    1995(7)
                                                              -----------------------------------------------------
Net Asset Value, Beginning of Period........................    $ 11.33     $ 10.92    $ 10.60    $ 10.53    $10.38
                                                                -------     -------    -------    -------    ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................       0.16(9)     0.50(9)    0.51       0.51(9)   0.53
  Net Realized & Unrealized Gain on Investments.............       0.13        0.41       0.32       0.07      0.15
                                                                -------     -------    -------    -------    ------
    Total From Investment Operations........................       0.29        0.91       0.83       0.58      0.68
                                                                -------     -------    -------    -------    ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.16)      (0.50)     (0.51)     (0.51)    (0.53)
  Distributions in Excess of Net Investment Income..........          -           -          -          -         -
  Distributions from Net Realized Gains.....................          -           -          -          -     (0.00)(8)
  Distributions in Excess of Net Realized Gains.............          -           -          -          -         -
  Distributions from Capital................................          -           -          -          -         -
                                                                -------     -------    -------    -------    ------
    Total Distributions.....................................      (0.16)      (0.50)     (0.51)     (0.51)    (0.53)
                                                                -------     -------    -------    -------    ------
Net Asset Value, End of Period..............................    $ 11.46     $ 11.33    $ 10.92    $ 10.60    $10.53
                                                                =======     =======    =======    =======    ======
Total Return(2).............................................       2.56%       8.45%      8.02%      5.61%     6.78%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $49,683     $34,537    $25,219    $20,543    $7,230
  Ratio of Operating Expenses to Average Net Assets(3)......       1.72%(5)    1.75%      1.72%      1.69%     1.60%
  Ratio of Net Investment Income to Average Net Assets......       4.12%(5)    4.42%      4.76%      4.81%     5.14%
  Portfolio Turnover Rate...................................         28%         87%        36%        17%       22%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................       1.81%(5)    1.95%(10)   2.01%(10) 2.04%(10) 2.04%

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND   CLASS A SHARES

                                                                 FISCAL
                                                                 PERIOD                                                APRIL 4,
                                                                 ENDED                YEAR ENDED JUNE 30,               1994 TO
                                                              OCTOBER 31,    --------------------------------------    JUNE 30,
                                                                1998(1)      1998(6)     1997      1996       1995      1994(4)
                                                              -------------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $ 10.81     $ 10.74    $ 10.56    $ 10.45     $ 10.10    $ 10.00
                                                                -------     -------    -------    -------     -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................       0.16        0.49       0.49(9)    0.49        0.50       0.11
  Net Realized & Unrealized Gain on Investments.............       0.21        0.17       0.23       0.15        0.35       0.11(12)
                                                                -------     -------    -------    -------     -------    -------
    Total From Investment Operations........................       0.37        0.66       0.72       0.64        0.85       0.22
                                                                -------     -------    -------    -------     -------    -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.16)      (0.49)     (0.49)     (0.49)      (0.50)     (0.11)
  Distributions in Excess of Net Investment Income..........          -       (0.00)(8)      -          -           -          -
  Distributions from Net Realized Gains.....................          -       (0.10)     (0.05)     (0.04)          -      (0.01)
  Distributions in Excess of Net Realized Gains.............          -           -          -          -           -          -
  Distributions from Capital................................          -           -          -          -           -          -
                                                                -------     -------    -------    -------     -------    -------
    Total Distributions.....................................      (0.16)      (0.59)     (0.54)     (0.53)      (0.50)     (0.12)
                                                                -------     -------    -------    -------     -------    -------
Net Asset Value, End of Period..............................    $ 11.02     $ 10.81    $ 10.74    $ 10.56     $ 10.45    $ 10.10
                                                                =======     =======    =======    =======     =======    =======
Total Return(2).............................................       3.46%       6.26%      6.97%      6.25%       8.71%      2.20%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $37,529     $38,724    $45,157    $54,518(10) $54,507    $34,147
  Ratio of Operating Expenses to Average Net Assets(3)......       0.82%(5)   0.86%      0.82%       0.73%      0.42%       0.00%(5)
  Ratio of Net Investment Income to Average Net Assets......       4.39%(5)   4.49%      4.61%       4.62%      4.95%       4.25%(5)
  Portfolio Turnover Rate...................................          7%        25%        29%         27%        13%         17%
  Ratio of Operating Expenses to Average Net Assets Without
   Credits Allowed by the Custodian.........................          -       0.86%(10)  0.83%(10)    0.75%(10)  N/A         N/A
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................      1.15%(5)    1.25%(10)  1.31%(10)   1.39%(10)  1.41%    1.95%(5)

  CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND   CLASS B SHARES

                                                                 FISCAL
                                                                 PERIOD
                                                                 ENDED                YEAR ENDED JUNE 30,
                                                              OCTOBER 31,    --------------------------------------
                                                                1998(1)      1998(6)     1997      1996     1995(7)
                                                              -----------------------------------------------------
Net Asset Value, Beginning of Period........................    $ 10.81     $ 10.74    $ 10.56   $ 10.45   $ 10.10
                                                                -------     -------    -------   -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................       0.13        0.41       0.41(9)   0.41      0.43
  Net Realized & Unrealized Gain on Investments.............       0.21        0.17       0.23      0.15      0.35
                                                                -------     -------    -------   -------   -------
    Total From Investment Operations........................       0.34        0.58       0.64      0.56      0.78
                                                                -------     -------    -------   -------   -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.13)      (0.41)     (0.41)    (0.41)    (0.43)
  Distributions in Excess of Net Investment Income..........          -       (0.00)(8)      -         -         -
  Distributions from Net Realized Gains.....................          -       (0.10)     (0.05)    (0.04)        -
  Distributions in Excess of Net Realized Gains.............          -           -          -         -         -
  Distributions from Capital................................          -           -          -         -         -
                                                                -------     -------    -------   -------   -------
    Total Distributions.....................................      (0.13)      (0.51)     (0.46)    (0.45)    (0.43)
                                                                -------     -------    -------   -------   -------
Net Asset Value, End of Period..............................    $ 11.02     $ 10.81    $ 10.74   $ 10.56   $ 10.45
                                                                =======     =======    =======   =======   =======
Total Return(2).............................................       3.20%       5.47%      6.17%     5.46%     7.90%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $23,960     $21,688    $20,992   $20,948   $12,391
  Ratio of Operating Expenses to Average Net Assets(3)......       1.57%(5)    1.61%      1.57%     1.48%     1.17%
  Ratio of Net Investment Income to Average Net Assets......       3.64%(5)    3.74%      3.86%     3.87%     4.20%
  Portfolio Turnover Rate...................................          7%         25%        29%       27%       13%
  Ratio of Operating Expenses to Average Net Assets Without
   Credits Allowed by the Custodian.........................          -        1.61%(10)  1.58%(10) 1.50%(10)  N/A
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................      1.90%(5)    2.01%(10)  2.06%(10)  2.14%(10)  2.16%

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  FLORIDA INSURED MUNICIPAL FUND   CLASS A SHARES

                                                                 FISCAL
                                                                 PERIOD
                                                                 ENDED                     YEAR ENDED JUNE 30,
                                                              OCTOBER 31,    --------------------------------------------------
                                                                1998(1)     1998(6)     1997      1996      1995       1994
                                                              -----------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $ 10.35     $  9.93      $  9.64   $  9.43   $  9.40    $ 10.05
                                                                -------     -------      -------   -------   -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.17        0.49         0.49(9)   0.50      0.52      0.52
  Net Realized & Unrealized Gain/(Loss) on Investments......       0.15        0.42         0.30      0.21      0.03(12) (0.65)
                                                                -------     -------      -------   -------   -------    -------
    Total From Investment Operations........................       0.32        0.91         0.79      0.71      0.55      (0.13)
                                                                -------     -------      -------   -------   -------    -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.17)      (0.49)       (0.50)    (0.50)    (0.52)     (0.52)
  Distributions in Excess of Net Investment Income..........          -           -        (0.00)(8)     -         -      (0.00)(8)
  Distributions from Net Realized Gains.....................          -           -            -         -         -          -
  Distributions in Excess of Net Realized Gains.............          -           -            -         -         -      (0.00)(8)
  Distributions from Capital................................          -           -            -         -         -          -
                                                                -------     -------      -------   -------   -------    -------
    Total Distributions.....................................      (0.17)      (0.49)       (0.50)    (0.50)    (0.52)     (0.52)
                                                                -------     -------      -------   -------   -------    -------
Net Asset Value, End of Period..............................    $ 10.50     $ 10.35      $  9.93   $  9.64   $  9.43    $  9.40
                                                                =======     =======      =======   =======   =======    =======
Total Return(2).............................................       3.08%       9.34%        8.43%     7.56%     6.01%     (1.50%)
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $15,813     $16,538      $22,761   $29,821   $33,714    $38,541
  Ratio of Operating Expenses to Average Net Assets(3)......       0.82%(5)    0.88%        0.82%     0.63%     0.39%      0.00%
  Ratio of Net Investment Income to Average Net Assets......       4.76%(5)    4.79%        5.01%     5.08%     5.53%      5.09%
  Portfolio Turnover Rate...................................         40%         51%          53%       52%       44%        83%
  Ratio of Operating Expenses to Average Net Assets Without
   Credit Allowed by the Custodian..........................          -        0.89%(10)    0.84%(10) 0.66%(10)  N/A        N/A
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credit Allowed by
   the Custodian............................................       1.40%(5)    1.45%(10)    1.46%(10) 1.46%(10) 1.51%      1.55%

  FLORIDA INSURED MUNICIPAL FUND   CLASS B SHARES

                                                                 FISCAL
                                                                 PERIOD
                                                                 ENDED                  YEAR ENDED JUNE 30,
                                                              OCTOBER 31,      ---------------------------------------
                                                                1998(1)        1998(6)     1997      1996     1995(7)
                                                              --------------------------------------------------------
Net Asset Value, Beginning of Period........................    $10.35         $ 9.93     $ 9.64     $ 9.43     $ 9.40
                                                                ------         ------     ------     ------     ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.14           0.41       0.42(9)    0.42       0.45
  Net Realized & Unrealized Gain on Investments.............      0.15           0.43       0.30       0.21       0.03(12)
                                                                ------         ------     ------     ------     ------
    Total From Investment Operations........................      0.29           0.84       0.72       0.63       0.48
                                                                ------         ------     ------     ------     ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.14)         (0.42)     (0.43)     (0.42)     (0.45)
  Distributions in Excess of Net Investment Income..........         -             -       (0.00)(8)      -          -
  Distributions from Net Realized Gains.....................         -             -           -          -          -
  Distributions in Excess of Net Realized Gains.............         -             -           -          -          -
  Distributions from Capital................................         -             -           -          -          -
                                                                ------         ------     ------     ------     ------
    Total Distributions.....................................     (0.14)         (0.42)     (0.43)     (0.42)     (0.45)
                                                                ------         ------     ------     ------     ------
Net Asset Value, End of Period..............................    $10.50         $10.35     $ 9.93     $ 9.64     $ 9.43
                                                                ======         ======     ======     ======     ======
Total Return(2).............................................      2.82%          8.53%      7.63%      6.76%      5.23%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $6,054         $5,075     $5,067     $5,428     $3,330
  Ratio of Operating Expenses to Average Net Assets(3)......      1.57%(5)       1.63%      1.57%      1.38%      1.14%
  Ratio of Net Investment Income to Average Net Assets......      4.01%(5)       4.04%      4.26%      4.33%      4.78%
  Portfolio Turnover Rate...................................        40%            51%        53%        52%        44%
  Ratio of Operating Expenses to Average Net Assets Without
   Credit Allowed by the Custodian..........................         -           1.64%(10)  1.59%(10)  1.41%(10)   N/A
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credit Allowed by
   the Custodian............................................      2.15%(5)       2.21%(10)  2.21%(10)  2.21%(10)  2.26%

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  BOND & STOCK FUND    CLASS A SHARES(22)

                                                                FISCAL
                                                             PERIOD ENDED           YEAR ENDED OCTOBER 31,
                                                             OCTOBER 31,    ---------------------------------------
                                                                 1998       1997      1996       1995      1994
                                                             ------------------------------------------------------
Net Asset Value, Beginning of Period........................  $  16.13    $  14.71   $  13.48   $  11.53   $  12.23
                                                              --------    --------   --------   --------   --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.45(9)     0.50       0.52       0.50       0.46
  Net Realized & Unrealized Gain/(Loss) on Investments......      0.21(12)    2.37       1.53       2.02      (0.57)
                                                              --------    --------   --------   --------   --------
    Total From Investment Operations........................      0.66        2.87       2.05       2.52      (0.11)
                                                              --------    --------   --------   --------   --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.45)      (0.51)     (0.50)     (0.49)     (0.44)
  Distributions from Capital Gains..........................     (2.32)      (0.94)     (0.32)     (0.08)     (0.15)
                                                              --------    --------   --------   --------   --------
    Total Distributions.....................................     (2.77)      (1.45)     (0.82)     (0.57)     (0.59)
                                                              --------    --------   --------   --------   --------
Net Asset Value, End of Period..............................    $14.02    $  16.13   $  14.71   $  13.48   $  11.53
                                                              ========    ========   ========   ========   ========
Total Return(2).............................................      4.03%      20.81%     15.66%     22.55%     (0.90)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................  $298,651    $307,018   $255,414   $208,592   $191,615
  Ratio of Operating Expenses to Average Net Assets(3)......      0.97%       0.99%      0.98%      1.02%      1.06%
  Ratio of Net Investment Income to Average Net Assets......      3.09%       3.31%      3.68%      3.98%      3.97%
  Portfolio Turnover Rate...................................        80%         54%        46%        32%        25%

  BOND & STOCK FUND    CLASS B SHARES(22)

                                                                 FISCAL                                  MARCH 30,
                                                              PERIOD ENDED    YEAR ENDED OCTOBER 31,      1994 TO
                                                              OCTOBER 31,    ------------------------   OCTOBER 31,
                                                                  1998        1997     1996     1995     1994(18)
                                                              -----------------------------------------------------
Net Asset Value, Beginning of Period........................    $ 16.10      $ 14.69   $ 13.47   $11.51    $11.49
                                                                -------      -------   -------   ------    ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.33(9)      0.39      0.41     0.39      0.18
  Net Realized & Unrealized Gain on Investments.............       0.19(12)     2.36      1.53     2.03      0.04
                                                                -------      -------   -------   ------    ------
    Total From Investment Operations........................       0.52         2.75      1.94     2.42      0.22
                                                                -------      -------   -------   ------    ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.34)       (0.40)    (0.40)   (0.38)    (0.20)
  Distributions from Capital Gains..........................      (2.32)       (0.94)    (0.32)   (0.08)        -
                                                                -------      -------   -------   ------    ------
    Total Distributions.....................................      (2.66)       (1.34)    (0.72)   (0.46)    (0.20)
                                                                -------      -------   -------   ------    ------
Net Asset Value, End of Period..............................     $13.96      $ 16.10   $ 14.69   $13.47    $11.51
                                                                =======      =======   =======   ======    ======
Total Return(2).............................................       3.12%       19.86%    14.73%   21.60%     1.94%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $74,542      $46,556   $22,243   $7,372    $3,362
  Ratio of Operating Expenses to Average Net Assets(3)......       1.76%        1.79%     1.86%    1.84%     1.77%(5)
  Ratio of Net Investment Income to Average Net Assets......       2.30%        2.48%     2.80%    3.10%     3.22%(5)
  Portfolio Turnover Rate...................................         80%          54%       46%      32%       25%

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  GROWTH & INCOME FUND   CLASS A SHARES(23)

                                                                 FISCAL
                                                              PERIOD ENDED             YEAR ENDED OCTOBER 31,
                                                              OCTOBER 31,    -----------------------------------------
                                                                  1998          1997       1996      1995      1994
                                                              --------------------------------------------------------
Net Asset Value, Beginning of Period........................   $  21.01      $  17.26   $  14.65   $  12.71   $  12.81
                                                               --------      --------   --------   --------   --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.11(9)       0.12       0.20       0.22       0.18
  Net Realized & Unrealized Gain/(Loss) on Investments......       1.43          4.98       3.16       2.31       0.85
                                                               --------      --------   --------   --------   --------
    Total From Investment Operations........................       1.54          5.10       3.36       2.53       1.03
                                                               --------      --------   --------   --------   --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.09)        (0.14)     (0.21)     (0.19)     (0.18)
  Distributions from Capital Gains..........................      (2.47)        (1.21)     (0.54)     (0.40)     (0.95)
                                                               --------      --------   --------   --------   --------
    Total Distributions.....................................      (2.56)        (1.35)     (0.75)     (0.59)     (1.13)
                                                               --------      --------   --------   --------   --------
Net Asset Value, End of Period..............................     $19.99      $  21.01   $  17.26   $  14.65   $  12.71
                                                               ========      ========   ========   ========   ========
Total Return(2).............................................       7.38%        31.24%     23.61%     20.87%      8.55%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $502,115      $299,928   $178,331   $130,630   $102,837
  Ratio of Operating Expenses to Average Net Assets(3)......       0.94%         1.05%      1.03%      1.07%      1.10%
  Ratio of Net Investment Income to Average Net Assets......       0.52%         0.66%      1.26%      1.62%      1.45%
  Portfolio Turnover Rate...................................         79%           71%        52%        39%        34%

  GROWTH & INCOME FUND   CLASS B SHARES(23)

                                                                 FISCAL                                   MARCH 30,
                                                              PERIOD ENDED     YEAR ENDED OCTOBER 31,      1994 TO
                                                              OCTOBER 31,    -------------------------   OCTOBER 31,
                                                                  1998         1997      1996     1995     1994(18)
                                                              ------------------------------------------------------
Net Asset Value, Beginning of Period........................    $  20.85     $ 17.17   $ 14.59   $12.68    $12.00
                                                                --------     -------   -------   ------    ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..............................       (0.07)(9)   (0.02)     0.06     0.11      0.05
  Net Realized & Unrealized Gain on Investments.............        1.46        4.93      3.14     2.31      0.69
                                                                --------     -------   -------   ------    ------
    Total From Investment Operations........................        1.39        4.91      3.20     2.42      0.74
                                                                --------     -------   -------   ------    ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................       (0.00)(8)   (0.02)    (0.08)   (0.11)    (0.06)
  Distributions from Capital Gains..........................       (2.47)      (1.21)    (0.54)   (0.40)        -
                                                                --------     -------   -------   ------    ------
    Total Distributions.....................................       (2.47)      (1.23)    (0.62)   (0.51)    (0.06)
                                                                --------     -------   -------   ------    ------
Net Asset Value, End of Period..............................    $  19.77     $ 20.85   $ 17.17   $14.59    $12.68
                                                                ========     =======   =======   ======    ======
Total Return(2).............................................        6.60%      30.20%    22.55%   19.95%     6.14%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $117,063     $49,994   $22,851   $8,871    $2,082
  Ratio of Operating Expenses to Average Net Assets(3)......        1.79%       1.88%     1.94%    1.91%     1.85%(5)
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets...................................................       (0.33)%     (0.19)%    0.34%    0.69%     0.65%(5)
  Portfolio Turnover Rate...................................          79%         71%       52%      39%       34%

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  NORTHWEST FUND   CLASS A SHARES(24)

                                                                 FISCAL
                                                              PERIOD ENDED            YEAR ENDED OCTOBER 31,
                                                              OCTOBER 31,    -----------------------------------------
                                                                  1998          1997      1996       1995     1994
                                                              --------------------------------------------------------
Net Asset Value, Beginning of Period........................   $  25.92      $  19.69   $  17.40   $  14.30   $  14.50
                                                               --------      --------   --------   --------   --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..............................      (0.02)(9)     (0.02)      0.03       0.07       0.08
  Net Realized & Unrealized Gain/(Loss) on Investments......      (0.76)         8.13       2.47       3.10       0.35
                                                               --------      --------   --------   --------   --------
    Total From Investment Operations........................      (0.78)         8.11       2.50       3.17       0.43
                                                               --------      --------   --------   --------   --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................          -             -      (0.03)     (0.07)     (0.08)
  Distributions from Capital Gains..........................      (4.74)        (1.88)     (0.18)         -      (0.55)
  Distributions from Capital................................      (0.03)            -          -          -          -
                                                               --------      --------   --------   --------   --------
    Total Distributions.....................................      (4.77)        (1.88)     (0.21)     (0.07)     (0.63)
                                                               --------      --------   --------   --------   --------
Net Asset Value, End of Period..............................   $  20.37      $  25.92   $  19.69   $  17.40   $  14.30
                                                               ========      ========   ========   ========   ========
Total Return(2).............................................      (4.81)%       44.47%     14.54%     22.24%      2.97%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $243,126      $256,908   $176,706   $157,953   $152,622
  Ratio of Operating Expenses to Average Net Assets(3)......       1.10%         1.05%      1.08%      1.10%      1.09%
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets...................................................      (0.09)%       (0.08)%     0.16%      0.44%      0.51%
  Portfolio Turnover Rate...................................         39%           37%        42%         9%        11%
  Ratio of operating expenses to average net assets w/o fee
   waivers or fees reduced by credits allowed by the
   custodian................................................       1.10%         1.11%      1.08%      1.10%      1.09%

  NORTHWEST FUND   CLASS B SHARES(24)

                                                                 FISCAL                                       MARCH 30,
                                                              PERIOD ENDED        YEAR ENDED OCTOBER 31,       1994 TO
                                                              OCTOBER 31,      ---------------------------   OCTOBER 31,
                                                                  1998          1997       1996      1995      1994(18)
                                                              ----------------------------------------------------------
Net Asset Value, Beginning of Period........................   $  25.34      $  19.45   $  17.31   $  14.28   $  14.42
                                                               --------      --------   --------   --------   --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss.......................................      (0.20)(9)     (0.08)     (0.08)     (0.05)     (0.02)
  Net Realized & Unrealized Gain/(Loss) on Investments......      (0.73)         7.85       2.40       3.08      (0.12)
                                                                -------      --------   --------   --------   --------
    Total From Investment Operations........................      (0.93)         7.77       2.32       3.03      (0.14)
                                                                -------      --------   --------   --------   --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................          -             -          -          -          -
  Distributions from Capital Gains..........................      (4.74)        (1.88)     (0.18)         -          -
  Distributions from Capital................................      (0.03)            -          -          -          -
                                                                -------      --------   --------   --------   --------
    Total Distributions.....................................      (4.77)        (1.88)     (0.18)         -          -
                                                                -------      --------   --------   --------   --------
Net Asset Value, End of Period..............................     $19.64      $  25.34   $  19.45   $  17.31   $  14.28
                                                                =======      ========   ========   ========   ========
Total Return(2).............................................      (5.63)%       43.17%     13.54%     21.25%     (0.97)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $47,106      $ 39,627   $ 14,653    $ 7,083   $  3,012
  Ratio of Operating Expenses to Average Net Assets(3)......       1.95%         1.91%      1.98%      1.95%      1.96%(5)
  Ratio of Net Investment Loss to Average Net Assets........      (0.94)%       (0.94)%    (0.76)%    (0.45)%    (0.39)%(5)
  Portfolio Turnover Rate...................................         39%           37%        42%         9%        11%
  Ratio of operating expenses to average net assets w/o fee
   waivers or fees reduced by credits allowed by the
   custodian................................................       1.95%         1.97%      1.98%      1.95%      1.96%(5)

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  GROWTH FUND   CLASS A SHARES

                                                       FISCAL
                                                    PERIOD ENDED                     YEAR ENDED JUNE 30,
                                                    OCTOBER 31,      ----------------------------------------------------------
                                                      1998(1)        1998(6)        1997         1996         1995       1994
                                                    ----------------------------------------------------------------------------
Net Asset Value, Beginning of Period..............   $  18.46      $  14.90      $  15.69     $  14.18      $  10.73   $  10.72
                                                     --------      --------      --------     --------      --------   --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)....................      (0.07)(9)     (0.15)(9)     (0.03)(9)    (0.07)(9)      0.05(9)   (0.02)
  Net Realized & Unrealized Gain/(Loss) on
   Investments....................................      (0.75)         4.99          1.58         3.47          3.42       0.03(12)
                                                     --------      --------      --------     --------      --------   --------
    Total From Investment Operations..............      (0.82)         4.84          1.55         3.40          3.47       0.01
                                                     --------      --------      --------     --------      --------   --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income............          -             -             -            -         (0.02)         -
  Distributions in Excess of Net Investment
   Income.........................................          -             -             -            -             -          -
  Distributions from Net Realized Gains...........          -         (1.28)        (2.34)       (1.89)        (0.00)(8)      -
  Distributions in Excess of Net Realized Gains...          -             -             -            -             -          -
  Distributions from Capital......................          -             -             -            -             -          -
                                                     --------      --------      --------     --------      --------   --------
    Total Distributions...........................          -         (1.28)        (2.34)       (1.89)        (0.02)         -
                                                     --------      --------      --------     --------      --------   --------
Net Asset Value, End of Period....................   $  17.64      $  18.46      $  14.90     $  15.69      $  14.18   $  10.73
                                                     ========      ========      ========     ========      ========   ========
Total Return(2)...................................      (4.44)%       35.43%        10.88%       25.44%        32.33%      0.00%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)............   $104,775      $112,153      $111,187     $179,720      $154,763   $126,808
  Ratio of Operating Expenses to Average Net
   Assets(3)......................................       1.69%(5)      1.66%         1.70%        1.70%         1.76%      1.75%
  Ratio of Net Investment Income to Average Net
   Assets.........................................      (1.21)%(5)    (0.91)%       (0.22)%      (0.49)%        0.28%     -0.35%
  Portfolio Turnover Rate.........................         24%          153%          156%         205%          233%       227%
  Ratio of Operating Expenses to Average Net
   Assets Without Credits Allowed by the
   Custodian......................................          -          1.66%(10)     1.70%(10)    1.71%(10)      N/A        N/A
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credits Allowed by the Custodian........          -          1.66%(10)   1.70%(10)      1.71%(10)     1.76%      1.75%

  GROWTH FUND   CLASS B SHARES

                                                                  FISCAL
                                                               PERIOD ENDED                 YEAR ENDED JUNE 30,
                                                               OCTOBER 31,      -------------------------------------------
                                                                 1998(1)         1998(6)       1997       1996      1995(7)
                                                               ------------------------------------------------------------
Net Asset Value, Beginning of Period........................     $ 17.82        $ 14.53      $ 15.47     $ 14.10     $ 10.73
                                                                 -------        -------      -------     -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss.......................................       (0.12)(9)      (0.25)(9)    (0.14)(9)   (0.19)(9)   (0.04)(9)
  Net Realized & Unrealized Gain on Investments.............       (0.71)          4.82         1.54        3.45        3.42
                                                                 -------        -------      -------     -------     -------
    Total From Investment Operations........................       (0.83)          4.57         1.40        3.26        3.38
                                                                 -------        -------      -------     -------     -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................           -              -            -           -       (0.01)
  Distributions in Excess of Net Investment Income..........           -              -            -           -           -
  Distributions from Net Realized Gains.....................           -          (1.28)       (2.34)      (1.89)      (0.00)(8)
  Distributions in Excess of Net Realized Gains.............           -              -            -           -           -
  Distributions from Capital................................           -              -            -           -           -
                                                                 -------        -------      -------     -------     -------
    Total Distributions.....................................           -          (1.28)       (2.34)      (1.89)      (0.01)
                                                                 -------        -------      -------     -------     -------
Net Asset Value, End of Period..............................     $ 16.99        $ 17.82      $ 14.53     $ 15.47     $ 14.10
                                                                 =======        =======      =======     =======     =======
Total Return(2).............................................       (4.66)%        34.43%        9.99%      24.54%      31.46%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................     $39,379        $38,390     $30,397      $25,067     $ 6,928
  Ratio of Operating Expenses to Average Net Assets(3)......        2.54%(5)       2.46%       2.45%        2.45%       2.51%
  Ratio of Net Investment Loss to Average Net Assets........       (2.06)%(5)     (1.70)%     (0.97)%      (1.24)%     (0.47)%
  Portfolio Turnover Rate...................................          24%           153%        156%         205%        233%
  Ratio of Operating Expenses to Average Net Assets Without
   Credits Allowed by the Custodian.........................           -           2.46%(10)   2.45%(10)    2.46%(10)    N/A
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................           -           2.46%(10)   2.45%(10)    2.46%(10)   2.51%

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  EMERGING GROWTH FUND    CLASS A SHARES

                                                       FISCAL
                                                    PERIOD ENDED
                                                    OCTOBER 31,
                                                      1998(1)
                                                    ------------
Net Asset Value, Beginning of Period..............      $19.49
                                                      --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss.............................       (0.08)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments....................................       (3.16)
                                                      --------
    Total From Investment Operations..............       (3.24)
                                                      --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income............           -
  Distributions in Excess of Net Investment
   Income.........................................           -
  Distributions from Net Realized Gains...........           -
  Distributions in Excess of Net Realized Gains...           -
  Distributions from Capital......................           -
                                                      --------
    Total Distributions...........................           -
                                                      --------
Net Asset Value, End of Period....................      $16.25
                                                      ========
Total Return(2)...................................    (16.62)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)............     $88,502
  Ratio of Operating Expenses to Average Net
   Assets(3)......................................       1.88%(5)
  Ratio of Net Investment Loss to Average Net
   Assets.........................................     (1.43)%(5)
  Portfolio Turnover Rate.........................         20%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credits Allowed by the Custodian........       1.89%(5)


                                                                        YEAR ENDED JUNE 30,
                                                    ------------------------------------------------------------
                                                    1998(6)        1997         1996         1995         1994
                                                    ------------------------------------------------------------
Net Asset Value, Beginning of Period..............    $18.28       $20.17       $15.47       $13.02       $13.76
                                                    --------     --------     --------     --------     --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss.............................     (0.22)(9)    (0.21)(9)    (0.19)(9)    (0.00)(8)(9)    (0.09)
  Net Realized & Unrealized Gain/(Loss) on
   Investments....................................      2.50        (0.18)        5.65         2.77         0.68
                                                    --------     --------     --------     --------     --------
    Total From Investment Operations..............      2.28        (0.39)        5.46         2.77         0.59
                                                    --------     --------     --------     --------     --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income............         -            -            -            -            -
  Distributions in Excess of Net Investment
   Income.........................................         -            -            -            -            -
  Distributions from Net Realized Gains...........     (1.07)       (1.50)       (0.76)       (0.32)       (1.33)
  Distributions in Excess of Net Realized Gains...         -            -            -            -            -
  Distributions from Capital......................         -            -            -            -            -
                                                    --------     --------     --------     --------     --------
    Total Distributions...........................     (1.07)       (1.50)       (0.76)       (0.32)       (1.33)
                                                    --------     --------     --------     --------     --------
Net Asset Value, End of Period....................    $19.49       $18.28       $20.17       $15.47       $13.02
                                                    ========     ========     ========     ========     ========
Total Return(2)...................................    12.95%      (1.50)%       35.93%       21.54%        3.40%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)............  $118,473     $165,719     $283,747     $185,722     $124,941
  Ratio of Operating Expenses to Average Net
   Assets(3)......................................     1.66%        1.64%        1.64%        1.68%        1.66%
  Ratio of Net Investment Loss to Average Net
   Assets.........................................   (1.10)%      (1.17)%      (1.02)%      (0.31)%      (0.68)%
  Portfolio Turnover Rate.........................      112%          81%         131%         181%         224%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credits Allowed by the Custodian........     1.66%(10)    1.64%(10)    1.65%(10)      N/A          N/A

  EMERGING GROWTH FUND    CLASS B SHARES

                                                FISCAL
                                             PERIOD ENDED
                                             OCTOBER 31,
                                               1998(1)
                                             -------------------
Net Asset Value, Beginning of Period.......       $18.86
                                               ---------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss).............        (0.13)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments.............................        (3.06)
                                               ---------
    Total From Investment Operations.......        (3.19)
                                               ---------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income.....            -
  Distributions in Excess of Net Investment
   Income..................................            -
  Distributions from Net Realized Gains....            -
  Distributions in Excess of Net Realized
   Gains...................................            -
  Distributions from Capital...............            -
                                               ---------
    Total Distributions....................            -
                                               ---------
Net Asset Value, End of Period.............       $15.67
                                               =========
Total Return(2)............................     (16.87)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's).....      $22,172
  Ratio of Operating Expenses to Average
   Net Assets(3)...........................        2.84%(5)
  Ratio of Net Investment Income/Loss to
   Average Net Assets......................      (2.39)%(5)
  Portfolio Turnover Rate..................          20%
  Ratio of Operating Expenses to Average
   Net Assets Without Fee Waivers,
   Expenses Absorbed and/or Credits Allowed
   by the Custodian........................        2.85%(5)


                                                                  YEAR ENDED JUNE 30,
                                             -------------------------------------------------------------
                                             1998(6)            1997              1996             1995(7)
                                             -------------------------------------------------------------
Net Asset Value, Beginning of Period.......   $17.85            $19.88            $15.37            $13.02
                                             -------           -------           -------           -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss).............    (0.36)(9)         (0.34)(9)         (0.32)(9)         (0.10)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments.............................     2.44             (0.19)             5.59              2.77
                                             -------           -------           -------           -------
    Total From Investment Operations.......     2.08             (0.53)             5.27              2.67
                                             -------           -------           -------           -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income.....        -                 -                 -                 -
  Distributions in Excess of Net Investment
   Income..................................        -                 -                 -                 -
  Distributions from Net Realized Gains....    (1.07)            (1.50)            (0.76)            (0.32)
  Distributions in Excess of Net Realized
   Gains...................................        -                 -                 -                 -
  Distributions from Capital...............        -                 -                 -                 -
                                             -------           -------           -------           -------
    Total Distributions....................    (1.07)            (1.50)            (0.76)            (0.32)
                                             -------           -------           -------           -------
Net Asset Value, End of Period.............   $18.86            $17.85            $19.88            $15.37
                                             =======           =======           =======           =======
Total Return(2)............................   12.05%           (2.26)%            34.93%            20.69%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's).....  $28,540           $29,123           $28,920           $10,208
  Ratio of Operating Expenses to Average
   Net Assets(3)...........................    2.47%             2.39%             2.39%             2.43%
  Ratio of Net Investment Income/Loss to
   Average Net Assets......................  (1.92)%           (1.92)%           (1.77)%           (1.06)%
  Portfolio Turnover Rate..................     112%               81%              131%              181%
  Ratio of Operating Expenses to Average
   Net Assets Without Fee Waivers,
   Expenses Absorbed and/or Credits Allowed
   by the Custodian........................    2.47%(10)         2.39%(10)         2.40%(10)           N/A

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  INTERNATIONAL GROWTH FUND   CLASS A SHARES

                                                            FISCAL
                                                            PERIOD
                                                             ENDED
                                                          OCTOBER 31,
                                                            1998(1)
                                                          ---------------
Net Asset Value, Beginning of Period....................      $10.20
                                                           ---------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..........................       (0.02)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments..........................................       (1.32)
                                                           ---------
    Total From Investment Operations....................       (1.34)
                                                           ---------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income..................           -
  Distributions in Excess of Net Investment Income......           -
  Distributions from Net Realized Gains.................           -
  Distributions in Excess of Net Realized Gains.........           -
                                                           ---------
    Total Distributions.................................           -
                                                           ---------
Net Asset Value, End of Period..........................       $8.86
                                                           =========
Total Return(2).........................................    (13.14)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)..................     $30,117
  Ratio of Operating Expenses to Average Net
   Assets(3)............................................       1.86%(5)
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets...............................................     (0.50)%(5)
  Portfolio Turnover Rate...............................         41%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Absorbed and/or Credits
   Allowed by the Custodian.............................       1.86%(5)


                                                                          YEAR ENDED JUNE 30,
                                                          ----------------------------------------------------
                                                          1998(6)      1997       1996       1995       1994
                                                          ----------------------------------------------------
Net Asset Value, Beginning of Period....................   $11.85      $10.49      $9.78     $10.74      $9.80
                                                          -------    --------    -------    -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..........................     0.05(9)     0.04(9)    0.05(9)   (0.11)(9)    0.06
  Net Realized & Unrealized Gain/(Loss) on
   Investments..........................................    (0.67)       1.55       1.21      (0.31)      1.15
                                                          -------    --------    -------    -------    -------
    Total From Investment Operations....................    (0.62)       1.59       1.26      (0.42)      1.21
                                                          -------    --------    -------    -------    -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income..................    (0.50)      (0.13)     (0.05)     (0.04)     (0.02)
  Distributions in Excess of Net Investment Income......    (0.03)          -      (0.04)         -          -
  Distributions from Net Realized Gains.................    (0.50)      (0.10)     (0.46)     (0.44)     (0.25)
  Distributions in Excess of Net Realized Gains.........        -           -          -      (0.06)         -
                                                          -------    --------    -------    -------    -------
    Total Distributions.................................    (1.03)      (0.23)     (0.55)     (0.54)     (0.27)
                                                          -------    --------    -------    -------    -------
Net Asset Value, End of Period..........................   $10.20      $11.85     $10.49      $9.78     $10.74
                                                          =======    ========    =======    =======    =======
Total Return(2).........................................  (4.19)%      15.50%     13.16%    (4.01)%     12.39%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)..................  $38,281     $57,776    $116,254   $91,763    $127,764
  Ratio of Operating Expenses to Average Net
   Assets(3)............................................    1.67%       1.65%      1.77%      1.69%      1.69%
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets...............................................    0.50%       0.35%      0.46%      0.62%      0.54%
  Portfolio Turnover Rate...............................     118%         67%       125%        81%        44%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Absorbed and/or Credits
   Allowed by the Custodian.............................    1.67%(10)    1.65%(10)   1.77%(10)     N/A     N/A

  INTERNATIONAL GROWTH FUND   CLASS B SHARES

                                                                  FISCAL
                                                                  PERIOD
                                                                   ENDED                   YEAR ENDED JUNE 30,
                                                                OCTOBER 31,    --------------------------------------------
                                                                  1998(1)      1998(6)       1997        1996      1995(7)
                                                                -----------------------------------------------------------
Net Asset Value, Beginning of Period........................        $10.07       $11.70      $10.39       $9.73      $10.74
                                                                 ---------     --------    --------    --------    --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss.......................................         (0.05)(9)    (0.04)(9)    (0.04)(9)    (0.03)(9)    (0.17)(9)
  Net Realized & Unrealized Gain/(Loss) on Investments......         (1.30)       (0.64)       1.53        1.21       (0.31)
                                                                 ---------     --------    --------    --------    --------
    Total From Investment Operations........................         (1.35)       (0.68)       1.49        1.18       (0.48)
                                                                 ---------     --------    --------    --------    --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................             -        (0.42)      (0.08)      (0.02)      (0.03)
  Distributions in Excess of Net Investment Income..........             -        (0.03)          -       (0.04)          -
  Distributions from Net Realized Gains.....................             -        (0.50)      (0.10)      (0.46)      (0.44)
  Distributions in Excess of Net Realized Gains.............             -            -           -           -       (0.06)
                                                                 ---------     --------    --------    --------    --------
    Total Distributions.....................................             -        (0.95)      (0.18)      (0.52)      (0.53)
                                                                 ---------     --------    --------    --------    --------
Net Asset Value, End of Period..............................         $8.72       $10.07      $11.70      $10.39       $9.73
                                                                 =========     ========    ========    ========    ========
Total Return(2).............................................      (13.41)%      (4.95)%      14.66%      12.34%     (4.61)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................        $3,552       $4,294      $4,876      $4,447      $2,268
  Ratio of Operating Expenses to Average Net Assets(3)......         2.97%(5)     2.49%       2.40%       2.52%       2.44%
  Ratio of Net Investment Loss to Average Net Assets........       (1.61)%(5)   (0.35)%     (0.40)%     (0.29)%     (0.13)%
  Portfolio Turnover Rate...................................           41%         118%         67%        125%         81%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................             -        2.53%(10)    2.40%(10)    2.52%(10)    2.44%

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  STRATEGIC GROWTH PORTFOLIO(25)

                                                       CLASS A
                                                   ---------------
                                                     FISCAL
                                                     PERIOD
                                                      ENDED
                                                   OCTOBER 31,
                                                     1998(1)
                                                   ---------------
Net Asset Value, Beginning of Period............      $12.66
                                                     -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..................       (0.02)(9)
  Net Realized & Unrealized Gain on
   Investments..................................       (0.97)
                                                     -------
    Total From Investment Operations............       (0.99)
                                                     -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income..........           -
  Distributions in Excess of Net Investment
   Income.......................................           -
  Distributions from Net Realized Gains.........           -
                                                     -------
    Total Distributions.........................           -
                                                     -------
Net Asset Value, End of Period..................      $11.67
                                                     =======
Total Return(2).................................     (7.82)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)..........     $19,690
  Ratio of Operating Expenses to Average Net
   Assets(3)....................................       0.95%(5)
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets...........................     (0.53)%(5)
  Portfolio Turnover Rate.......................         10%
  Ratio of Operating Expenses to Average Net
   Assets Without Credits Allowed by the
   Custodian(13)................................           -
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credits Allowed by the Custodian......       1.13%(5)

                                                        CLASS A                         CLASS B
                                                  --------------------    -----------------------------------
                                                                            FISCAL
                                                    YEAR      JULY 25,      PERIOD         YEAR      JULY 25,
                                                   ENDED      1996 TO        ENDED        ENDED      1996 TO
                                                  JUNE 30,    JUNE 30,    OCTOBER 31,    JUNE 30,    JUNE 30,
                                                  1998(6)     1997(4)       1998(1)      1998(6)     1997(4)
                                                  -----------------------------------------------------------
Net Asset Value, Beginning of Period............   $11.26      $10.00        $12.53       $11.19      $10.00
                                                  -------     -------       -------      -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..................     0.00(8)(9)   (0.02)(9)     (0.05)(4)   (0.09)(9)   (0.10)(9)
  Net Realized & Unrealized Gain on
   Investments..................................     2.12        1.90         (0.96)        2.11        1.90
                                                  -------     -------       -------      -------     -------
    Total From Investment Operations............     2.12        1.88         (1.01)        2.02        1.80
                                                  -------     -------       -------      -------     -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income..........        -           -             -            -           -
  Distributions in Excess of Net Investment
   Income.......................................    (0.68)      (0.62)            -        (0.64)      (0.61)
  Distributions from Net Realized Gains.........    (0.04)      (0.00)(8)         -        (0.04)      (0.00)(8)
                                                  -------     -------       -------      -------     -------
    Total Distributions.........................    (0.72)      (0.62)            -        (0.68)      (0.61)
                                                  -------     -------       -------      -------     -------
Net Asset Value, End of Period..................   $12.66      $11.26        $11.52       $12.53      $11.19
                                                  =======     =======       =======      =======     =======
Total Return(2).................................   20.11%      19.33%       (8.06)%       19.24%      18.48%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)..........  $18,330     $14,253       $51,752      $51,173     $35,802
  Ratio of Operating Expenses to Average Net
   Assets(3)....................................    0.94%       0.90%(5)      1.70%(5)     1.68%       1.65%(5)
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets...........................    0.01%     (0.19)%(5)  (1.28)%(5)     (0.74)%     (0.94)%(5)
  Portfolio Turnover Rate.......................      23%         33%           10%          23%         33%
  Ratio of Operating Expenses to Average Net
   Assets Without Credits Allowed by the
   Custodian(13)................................    0.94%       0.91%(5)          -        1.68%       1.66%(5)
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credits Allowed by the Custodian......    1.08%       1.45%(5)      1.88%(5)     1.83%       2.20%(5)

  CONSERVATIVE GROWTH PORTFOLIO(25)

                                                        CLASS A                                        CLASS B
                                      --------------------------------------------   --------------------------------------------
                                         FISCAL                                         FISCAL
                                      PERIOD ENDED   YEAR ENDED   JULY 25, 1996 TO   PERIOD ENDED   YEAR ENDED   JULY 25, 1996 TO
                                      OCTOBER 31,     JUNE 30,        JUNE 30,       OCTOBER 31,     JUNE 30,        JUNE 30,
                                        1998(1)       1998(6)         1997(4)          1998(1)       1998(6)         1997(4)
                                      -------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
Period..............................      $11.84       $10.86          $10.00            $11.74       $10.80          $10.00
                                        --------      -------          ------          --------      -------          ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)......        0.01         0.13(9)         0.08(9)          (0.03)        0.04(9)         0.01(9)
  Net Realized & Unrealized Gain on
   Investments......................       (0.88)        1.42            1.32             (0.86)        1.43            1.31
                                        --------      -------          ------          --------      -------          ------
    Total From Investment
    Operations......................       (0.87)        1.55            1.40             (0.89)        1.47            1.32
                                        --------      -------          ------          --------      -------          ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income...........................           -        (0.09)          (0.08)                -        (0.08)          (0.01)
  Distributions in Excess of Net
   Investment Income................           -        (0.42)          (0.46)                -        (0.39)          (0.51)
  Distributions from Net Realized
   Gains............................           -        (0.06)              -                 -        (0.06)              -
                                        --------      -------          ------          --------      -------          ------
    Total Distributions.............           -        (0.57)          (0.54)                -        (0.53)          (0.52)
                                        --------      -------          ------          --------      -------          ------
Net Asset Value, End of Period......      $10.97       $11.84          $10.86            $10.85       $11.74          $10.80
                                        ========      =======          ======          ========      =======          ======
Total Return(2).....................     (7.35)%       15.18%          14.39%           (7.58)%       14.44%          13.59%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's).......................    $100,024     $114,946        $136,141          $155,064     $169,269        $158,697
  Ratio of Operating Expenses to
   Average Net Assets(13)(3)........       0.95%(5)     0.95%           0.92%(5)          1.70%(5)     1.70%           1.67%(5)
  Ratio of Net Investment
   Income/(Loss) to Average Net
   Assets...........................       0.05%(5)     1.17%           0.81%(5)         (.70)%(5)     0.40%           0.06%(5)
  Portfolio Turnover Rate...........          9%          28%             20%                9%          28%             20%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Credits Allowed by the
   Custodian(13)....................           -        0.95%           0.93%(5)              -        1.70%           1.68%(5)
  Ratio of Operating Expenses to
   Average Net Assets Without Fee
   Waivers, Expenses Absorbed and/or
   Credits Allowed by the
   Custodian........................       1.03%(5)     1.00%           1.17%(5)          1.78%(5)     1.74%           1.92%(5)

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  BALANCED PORTFOLIO(25)

                                                        CLASS A                                        CLASS B
                                      --------------------------------------------   --------------------------------------------
                                         FISCAL                                         FISCAL
                                         PERIOD         YEAR       JULY 25, 1996        PERIOD         YEAR       JULY 25, 1996
                                         ENDED         ENDED             TO             ENDED         ENDED             TO
                                      OCTOBER 31,     JUNE 30,        JUNE 30,       OCTOBER 31,     JUNE 30,        JUNE 30,
                                        1998(1)       1998(6)         1997(4)          1998(1)       1998(6)         1997(4)
                                      -------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
Period..............................     $11.63        $10.95          $10.00            $11.63       $10.95          $10.00
                                        -------       -------         -------          --------      -------         -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.............       0.05          0.22            0.20(9)           0.02         0.17            0.14(9)
  Net Realized & Unrealized
   Gain/(Loss) on Investments.......     (0.61)          1.25            1.27            (0.61)         1.22            1.25
                                        -------       -------         -------          --------      -------         -------
    Total From Investment
    Operations......................     (0.56)          1.47            1.47            (0.59)         1.39            1.39
                                        -------       -------         -------          --------      -------         -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income...........................     (0.05)         (0.23)          (0.20)           (0.02)        (0.20)          (0.14)
  Distributions in Excess of Net
   Investment Income................          -         (0.45)          (0.32)                -        (0.40)          (0.30)
  Distributions from Net Realized
   Gains............................          -         (0.11)          (0.00)(8)             -        (0.11)          (0.00)(8)
                                        -------       -------         -------          --------      -------         -------
    Total Distributions.............     (0.05)         (0.79)          (0.52)           (0.02)        (0.71)          (0.44)
                                        -------       -------         -------          --------      -------         -------
Net Asset Value, End of Period......     $11.02        $11.63          $10.95            $11.02       $11.63          $10.95
                                        =======       =======         =======          ========      =======         =======
Total Return(2).....................    (4.85)%        14.32%          15.02%           (5.09)%       13.47%          14.23%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's).......................    $93,491      $101,726        $109,421          $110,626     $114,944         $99,821
  Ratio of Operating Expenses to
   Average Net Assets(13)(3)........      0.95%(5)      0.95%           0.92%(5)          1.70%(5)     1.70%           1.67%(5)
  Ratio of Net Investment
   Income/Loss to Average Net
   Assets...........................      1.22%(5)      2.14%           2.48%(5)          0.47%(5)     1.39%           1.73%(5)
  Portfolio Turnover Rate...........         3%           29%             46%                3%          29%             46%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Credits Allowed by the
   Custodian(13)....................          -         0.95%           0.93%(5)              -        1.70%           1.68%(5)
  Ratio of Operating Expenses to
   Average Net Assets Without Fee
   Waivers, Expenses Absorbed and/or
   Credits Allowed by the
   Custodian........................      1.02%(5)      1.00%           1.17%(5)          1.77%(5)     1.75%           1.92%(5)

  FLEXIBLE INCOME PORTFOLIO(25)

                                                        CLASS A                                        CLASS B
                                      --------------------------------------------   --------------------------------------------
                                         FISCAL                                         FISCAL
                                         PERIOD         YEAR       JULY 25, 1996        PERIOD         YEAR       JULY 25, 1996
                                         ENDED         ENDED             TO             ENDED         ENDED             TO
                                      OCTOBER 31,     JUNE 30,        JUNE 30,       OCTOBER 31,     JUNE 30,        JUNE 30,
                                        1998(1)       1998(6)         1997(4)*         1998(1)       1998(6)         1997(4)
                                      -------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
Period..............................     $10.79        $10.57          $10.00           $10.79        $10.57          $10.00
                                        -------        ------          ------          -------        ------          ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.............       0.12          0.45            0.43(9)          0.10          0.31            0.38(9)
  Net Realized & Unrealized
   Gain/(Loss) on Investments.......      (0.15)         0.67            0.70           (0.16)          0.73            0.68
                                        -------        ------          ------          -------        ------          ------
    Total From Investment
    Operations......................      (0.03)         1.12            1.13           (0.06)          1.04            1.06
                                        -------        ------          ------          -------        ------          ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income...........................      (0.13)        (0.45)          (0.43)          (0.10)         (0.37)          (0.38)
  Distributions in Excess of Net
   Investment Income................          -         (0.21)          (0.13)               -         (0.21)          (0.11)
  Distributions from Net Realized
   Gains............................          -         (0.24)          (0.00)(8)            -         (0.24)          (0.00)(8)
                                        -------        ------          ------          -------        ------          ------
    Total Distributions.............      (0.13)        (0.90)          (0.56)          (0.10)         (0.82)          (0.49)
                                        -------        ------          ------          -------        ------          ------
Net Asset Value, End of Period......     $10.63        $10.79          $10.57           $10.63        $10.79          $10.57
                                        =======        ======          ======          =======        ======          ======
Total Return(2).....................    (0.26)%        11.07%          11.58%          (0.51)%        10.24%          10.80%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period
   ($1,000's).......................     $9,766        $8,808         $12,613          $11,142        $7,684          $7,385
  Ratio of Operating Expenses to
   Average Net Assets(13)(3)........      0.95%(5)      0.95%           0.92%(5)         1.70%(5)      1.70%           1.67%(5)
  Ratio of Net Investment Income to
   Average Net Assets...............      3.62%(5)      4.07%           4.95%(5)         2.87%(5)      3.32%           4.20%(5)
  Portfolio Turnover Rate...........        15%           24%             54%              15%           24%             54%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Credits Allowed by the
   Custodian(13)....................          -         0.95%           0.93%(5)             -         1.70%           1.68%(5)
  Ratio of Operating Expenses to
   Average Net Assets Without Fee
   Waivers, Expenses Absorbed and/or
   Credits Allowed by the
   Custodian........................      1.37%(5)      1.23%           1.67%(5)         2.12%(5)      1.98%           2.42%(5)

Footnotes appear on page 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  INCOME PORTFOLIO(25)

                                                        CLASS A                                        CLASS B
                                      --------------------------------------------   --------------------------------------------
                                         FISCAL                                         FISCAL
                                      PERIOD ENDED   YEAR ENDED   JULY 25, 1996 TO   PERIOD ENDED   YEAR ENDED   JULY 25, 1996 TO
                                      OCTOBER 31,     JUNE 30,        JUNE 30,       OCTOBER 31,     JUNE 30,        JUNE 30,
                                        1998(1)       1998(6)         1997(4)          1998(1)       1998(6)         1997(4)
                                      -------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
Period..............................     $10.34        $10.13          $10.00           $10.34        $10.13          $10.00
                                         ------        ------          ------           ------        ------          ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.............       0.19          0.64            0.58(9)          0.16          0.56            0.51(9)
  Net Realized & Unrealized
   Gain/(Loss) on
   Investments......................      (0.09)         0.22            0.14(12)        (0.09)         0.22            0.14(12)
                                         ------        ------          ------           ------        ------          ------
    Total From Investment
    Operations......................       0.10          0.86            0.72             0.07          0.78            0.65
                                         ------        ------          ------           ------        ------          ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income...........................      (0.19)        (0.65)          (0.58)           (0.16)        (0.57)          (0.51)
  Distributions in Excess of Net
   Investment Income................          -         (0.00)(8)       (0.01)               -         (0.00)(8)       (0.01)
  Distributions from Net Realized
   Gains............................          -             -           (0.00)(8)            -             -           (0.00)(8)
                                         ------        ------          ------           ------        ------          ------
    Total Distributions.............      (0.19)        (0.65)          (0.59)           (0.16)        (0.57)          (0.52)
                                         ------        ------          ------           ------        ------          ------
Net Asset Value, End of Period......     $10.25        $10.34          $10.13           $10.25        $10.34          $10.13
                                         ======        ======          ======           ======        ======          ======
Total Return(2).....................      (0.96)%       8.71%           7.38%            0.70%         7.90%           6.63%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's).......................     $7,611        $7,793         $13,410           $5,698        $4,084          $4,537
  Ratio of Operating Expenses to
   Average Net
   Assets(13)(3)....................      0.95%(5)      0.95%           0.93%(5)         1.70%(5)      1.70%           1.68%(5)
  Ratio of Net Investment
   Income/Loss to Average Net
   Assets...........................      5.40%(5)      6.23%           6.09%(5)         4.65%(5)      5.48%           5.34%(5)
  Portfolio Turnover Rate...........        22%           14%             56%              22%           14%             56%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Credits Allowed by the
   Custodian(13)....................          -         0.95%           0.93%(5)             -         1.71%           1.68%(5)
  Ratio of Operating Expenses to
   Average Net Assets Without Fee
   Waivers, Expenses Absorbed and/or
   Credits Allowed by the
   Custodian........................      1.53%(5)      1.25%           1.65%(5)         2.28%(5)      2.01%           2.40%(5)

Footnotes appear on page 85

--------------------------------------------------------------------------------

FOOTNOTES TO FINANCIAL HIGHLIGHTS

  (1)  Fiscal year end changed to October 31.
  (2) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
  (3) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal 1995.
  (4)  From the commencement of offering shares.
  (5)  Annualized.
  (6)  On March 23, 1998, WM Advisors, Inc. replaced Sierra
       Investment Advisers Corporation as investment advisor to the Funds. In the case of the Portfolios, on March 23, 1998, WM
       Advisors, Inc. replaced Sierra Investment Services
       Corporation as investment advisor to the Portfolio.
  (7) On July 1, 1994, the Funds commenced selling Class B shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
  (8)  Amount represents less than $0.01 per share.
  (9) Per share numbers have been calculated using the average shares method.
 (10) The ratio and per share numbers include custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective
       September 1, 1995.
 (11) Total returns do not reflect a sales charge and are not annualized.
 (12) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
 (13) The Portfolios will indirectly incur their pro rata share of the expenses of the Funds when they purchase. Such underlying Fund expenses are not included in the table.
 (14)  On May 2, 1994, the Fund commenced selling Class B shares.
       Those shares in existence prior to May 2, 1994 were designated as Class A shares.
 (15)  Formerly, Composite Cash Management Company Money Market
       Portfolio.
 (16)  Formerly, Composite Cash Management Company Tax-Exempt
       Portfolio.
 (17)  Formerly, Composite U.S. Government Securities, Inc.
 (18)  On March 30, 1994 the Fund commenced selling Class B shares.
       Those shares in existence prior to March 30, 1994 were designated as Class A shares.
 (19)  Formerly, Composite Income Fund, Inc.
 (20) Amounts distributed in excess of accumulated net investment income as determined for financial statement purposes have been reported as distributions from paid-in capital at the fiscal year end in which the distribution was made. Certain of these distributions which are reported as being from paid-in capital for financial statement purposes may be reported to shareholders as taxable distributions due to differing tax and accounting rules.
 (21)  Formerly, Composite Tax-Exempt Bond Fund, Inc.
 (22)  Formerly, Composite Bond & Stock Fund, Inc.
 (23)  Formerly, Composite Growth & Income Fund.
 (24)  Formerly, Composite Northwest Fund, Inc.

--------------------------------------------------------------------------------

                                   APPENDIX A

   DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:

+ Aaa, Aa, A -- Bonds which are rated Aaa or Aa are judged to be of high quality by all standards and are generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

+ Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

+ Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

+ B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

+ Caa -- Bonds which are rated Caa are poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

+ Ca -- Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

+ C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospectus of ever attaining any real investment standing.

+ Description of Standard & Poor's bond ratings: AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in high rated categories.

+ BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

+ BB-B-CCC-CC-C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

+ CI -- The rating CI is reserved for income bonds on which no income is being paid.

+ D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

--------------------------------------------------------------------------------

FOR MORE INFORMATION ABOUT THE WM GROUP OF FUNDS

The WM Group's Statement of Additional Information (SAI) and Annual and Semi-annual Reports to shareholders include additional information about the Funds and Portfolios. The SAI and the Reports of Independent Accountants, along with the financial statements, included in the Funds' and Portfolios' two most recent Annual Reports are incorporated by reference into this prospectus, which means that they are part of this prospectus for legal purposes. The Funds' and Portfolio's Annual Reports discuss the market conditions and investment strategies that significantly affected performance during the last fiscal year. You may obtain free copies of these materials, request other information about the WM Group of Funds, or make shareholder inquiries, by contacting your financial advisor or by calling toll-free 1-800-222-5852.

You may review and copy information about the Funds and Portfolios, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Funds and Portfolios on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the following file number:

 FILE NO. 333-36941

 Money Market Fund
 Tax-Exempt Money Market Fund
 U.S. Government Securities Fund
 Income Fund
 High Yield Fund
 Tax-Exempt Bond Fund
 Bond & Stock Fund
 Growth & Income Fund
 Northwest Fund

 FILE NO. 33-27489

 California Money Fund
 Short Term High Quality Bond Fund
 Target Maturity 2002 Fund
 California Municipal Fund
 California Insured Intermediate Municipal Fund
 Florida Insured Municipal Fund
 Growth Fund
 Emerging Growth Fund
 International Growth Fund

 FILE NO. 333-01999

 Strategic Growth Portfolio
 Conservative Growth Portfolio
 Balanced Portfolio
 Flexible Income Portfolio
 Income Portfolio

------------------------------------------------------------------------------------------------------------------------------

                                                                                                         (800) 222-5852
       [LOGO]WM                                                                                           P.O. Box 9757
             GROUP of FUNDS                                                                   Providence, RI 02940-9757

------------------------------------------------------------------------------------------------------------------------------

1. YOUR ACCOUNT REGISTRATION Check one box for the account you wish to open and complete information.

   [ ] INDIVIDUAL ..................... NAME: ________________________________________ SS/TAX ID# ___________________

                                        STREET ADDRESS ______________________________________________________________

                                        CITY _______________________________________________STATE ______ ZIP ________

                                        HOME PHONE (  )________________________ BUSINESS PHONE (  ) _________________

   [ ] JOINT TENANT ................... NAME OF ADD'L OWNER:___________________________ SS/TAX ID# __________________

   [ ] TENANTS IN COMMON

   [ ] TRANSFER TO MINORS ............. ______________________________ AS CUSTODIAN FOR _____________________________
                                             NAME OF CUSTODIAN                                  NAME OF MINOR

                                        UNDER THE _____ UNIFORM TRANSFERS (GIFTS) TO MINORS ACT ___ MINOR'S SS# _____
                                                  STATE                                         AGE

   [ ] OTHER .......................... NAME:___________________________________________ SS/TAX ID# _________________

                                        Indicate name of Corporation, other organization or fiduciary; if Trust, include date of instrument (additional forms, such as a Corporate Resolution may be required -- call 800-222-5852 for information)

   [ ] I AM A UNITED STATES CITIZEN ... IF NOT, PLEASE SPECIFY COUNTRY ______________________________________________

------------------------------------------------------------------------------------------------------------------------------

2. YOUR INVESTMENT SELECTION  Minimum initial $1,000; Minimum subsequent $50 per fund listed below
   WM GROUP OF FUNDS

   MONEY FUNDS                                                       EQUITY FUNDS
     MONEY MARKET FUND              Class A Shares $_______            BOND & STOCK FUND
                                    Class B Shares $_______                 Class A Shares $_______   Class B Shares $_______
     TAX-EXEMPT MONEY MARKET FUND   Class A Shares $_______            GROWTH & INCOME FUND
                                    Class B Shares $_______                 Class A Shares $_______   Class B Shares $_______
     CALIFORNIA MONEY FUND          Class A Shares $_______            GROWTH FUND
                                    Class B Shares $_______                 Class A Shares $_______   Class B Shares $_______
                                                                       INTERNATIONAL GROWTH FUND
   FIXED-INCOME FUNDS                                                       Class A Shares $_______   Class B Shares $_______
     SHORT TERM HIGH QUALITY BOND FUND                                 NORTHWEST FUND
          Class A Shares $_______   Class B Shares $_______                 Class A Shares $_______   Class B Shares $_______
     TARGET MATURITY 2002 FUND                                         EMERGING GROWTH FUND
          Class A Shares $_______                                           Class A Shares $_______   Class B Shares $_______
     U.S. GOVERNMENT SECURITIES FUND
          Class A Shares $_______   Class B Shares $_______          STRATEGIC ASSET MANAGEMENT PORTFOLIOS
     INCOME FUND                                                     ($10,000 MINIMUM; $100 SUBSEQUENT)
          Class A Shares $_______   Class B Shares $_______            STRATEGIC GROWTH PORTFOLIO
     HIGH YIELD FUND                                                        Class A Shares $_______   Class B Shares $_______
          Class A Shares $_______   Class B Shares $_______            CONSERVATIVE GROWTH PORTFOLIO
                                                                            Class A Shares $_______   Class B Shares $_______
   MUNICIPAL FUNDS                                                     BALANCED PORTFOLIO
     TAX-EXEMPT BOND FUND                                                   Class A Shares $_______   Class B Shares $_______
          Class A Shares $_______   Class B Shares $_______            FLEXIBLE INCOME PORTFOLIO
     CALIFORNIA MUNICIPAL FUND                                              Class A Shares $_______   Class B Shares $_______
          Class A Shares $_______   Class B Shares $_______            INCOME PORTFOLIO
     CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND                         Class A Shares $_______   Class B Shares $_______
          Class A Shares $_______   Class B Shares $_______
     FLORIDA INSURED MUNICIPAL FUND                                  TOTAL INVESTMENT $______________________________________
          Class A Shares $_______   Class B Shares $_______

   OTHER ________________________   Amount $_______________
------------------------------------------------------------------------------------------------------------------------------

3. YOUR PAYMENT METHOD FOR INITIAL INVESTMENT

   [ ] CHECK .......................... MAKE CHECK PAYABLE TO: WM GROUP OF FUNDS
   [ ] WIRE ........................... CALL 800-222-5852 FOR INSTRUCTIONS

------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------

4. YOUR BROKER/DEALER -- (If you do not have a registered representative, we will refer you to one)

   DEALER NAME/NUMBER _____________________________ BRANCH NUMBER _____________ REPRESENTATIVE'S NUMBER ______________

   REPRESENTATIVES NAME: FIRST __________________________________ LAST _______________________________________________

   BRANCH ADDRESS ____________________________________________________________________________________________________

   CITY _____________________________________ STATE ________ ZIP ____________ TELEPHONE NO. __________________________

------------------------------------------------------------------------------------------------------------------------------

5. SPECIAL FEATURES AND PRIVILEGES

   A. TELEPHONE PRIVILEGES -- permits transfer of money by wire between your fund(s) within the WM GROUP OF FUNDS and your designated bank account (please attach a voided unsigned check or deposit slip)

      [ ] YES    [ ] NO  .... IF "YES," PLEASE WIRE MONIES TO THE FOLLOWING BANK:

      NAME OF YOUR BANK _________________________________________________________________________________________________

      BANK ACCOUNT NAME ____________________________________________ BANK ACCOUNT NO. ___________________________________

      BANK ADDRESS _________________________________________________ CITY ______________________ STATE _____ ZIP ________


   B. DIVIDEND AND DISTRIBUTION PLANS -- check only one; if none is checked, all dividends/distributions will be reinvested

      [ ] FULL REINVESTMENT -- reinvest all dividends and distributions at net asset value

      [ ] CASH -- [ ] pay all income dividends and distributions by check and mail/deposit to my bank provided in Section "A"

                  [ ] pay all income dividends and distributions by check and mail to the address provided in Section "1"

      [ ] SYSTEMATIC WITHDRAWAL PLAN -- if you have more than $5,000 in a WM GROUP OF FUNDS mutual fund account, (per
                                        Fund or Portfolio), you can elect to receive a regular check as follows:

         FREQUENCY:  [ ] - Monthly   [ ] - Quarterly   [ ] - Semi-Annually   [ ] - Annually    Amount $ _________________

         DATE PAYMENT TO BEGIN ON ____________________

         CHECK THE DATE OF PAYMENT YOU PREFER:  [ ] - 10th day   OR   [ ] - 20th day of month

         SEND PROCEEDS TO: [ ] - Bank on file  [ ] - Client

   C. CHECKWRITING PRIVILEGES -- available for Class A Shares of the money funds only; minimum of $250 per check
      If you wish to redeem monies by check, complete the Signature Card (see following page).

   D. AUTOMATIC INVESTMENT PLAN -- (optional)

      I authorize the Trust's Agent to withdraw funds from the bank account provided below in the amount of $____________
      (minimum $25), on the Days/Date indicated below and on the Day/Date of each week/month thereafter.

         FREQUENCY:   [ ] - Weekly _______________   [ ] - Bi-Monthly ________ & ________   [ ] - Monthly _______________
         (Check one)               Day of the week                      Date       Date                        Date

      NAME OF YOUR BANK ____________________________________________(account must have check or draft writing privileges)

      BANK ACCOUNT NAME __________________________________________ BANK ACCOUNT/ABA NO. _________________________________

      BANK ADDRESS _________________________________________________ CITY ______________________ STATE _____ ZIP ________
      (please attach a voided unsigned check of encoded deposit slip)


   E. SYSTEMATIC EXCHANGE -- specific dollar amount to be exchanged from one fund to another.

      __________________________________________    Shares:  [ ] A    [ ] B  (check one)  _______________________________
      From Fund                                                                           To Fund

      $_________________________________________       ___________________________________________________
       Amount                                           Beginning in month/year

      Note: Can only exchange within the same class of shares.


     APPLICATION CONTINUED ON THE NEXT PAGE

------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

 F. LETTER OF INTENT -- (LOI)

    I agree to the terms of the Letter of Intent and provisions for redemption of shares as set forth in the
    Prospectus. Although I am not obligated to do so, it is my intention to invest over a 13-month period in Class A
    Shares or one or more funds (excluding all Monday Funds) an aggregate amount at least equal to the amount indicated
    below:

    [ ] - $50,000      [ ] - $100,000      [ ] - $250,000      [ ] - $500,000      [ ] - $1,000,000

    ___________________ NOTE: THE EFFECTIVE DATE CAN BE NO MORE THAN 90 DAYS PRIOR TO TODAY'S DATE.
      Effective Date

    ___________________________________________________________________              __________________________________
                               Signature(s)                                                        Date

 G. RIGHT OF ACCUMULATION -- (ROA)

    In order for a cumulative quantity discount (as described in the Prospectus) to be made available, you or your securities dealer must notify WM Shareholder Services at 800-222-5852 of the total holdings in your group (excluding all
    Class A Shares of Money Funds) each time an order is placed.

    [ ] I own shares in other of the WM GROUP OF FUNDS which may entitle this purchase to have a reduced sales charge under the provisions in the WM GROUP OF FUNDS Prospectus. My other account numbers (including accounts held by my spouse and minor children) are:


    ______________________________________________________       ________________________________________________________

    ______________________________________________________       ________________________________________________________


    _______________________________________________________________________________________       _______________________
                                          Signature(s)                                                     Date



                                      CLIENT'S SIGNATURE IS REQUIRED ON THE NEXT PAGE



----------------------------------------------------------------------------------------------------------------------------
    SIGNATURE CARD            ACCOUNT NUMBER ___________________________________________________________________________
                              Please check the Fund(s) for which you wish to have Checkwriting Privileges:
       [WM
    GROUP OF FUNDS               [ ] Money Market Fund    [ ] California Money Fund    [ ] Tax-Exempt Money Fund
       LOGO]
                              PLEASE PRINT
   BOSTON SAFE DEPOSIT           Last Name ______________________  First Name _________________ Middle Init. ___________
      AND TRUST CO.
                                 Signature X ___________________________________________________________________________
All Registered Owners must
sign this Signature Card.        Last Name ______________________  First Name _________________ Middle Init. ___________

                                 Signature X ___________________________________________________________________________

                              [ ] Only one signature is required on checks.   [ ] Both signatures are required on checks.
                                  IF NEITHER BOX IS CHECKED, ALL CHECKS WILL REQUIRE BOTH SIGNATURES.
----------------------------------------------------------------------------------------------------------------------------

 6. CLIENT SIGNATURES AND TAXPAYER CERTIFICATION Please read and sign below

    I am of legal age, have received and read the Prospectus, agree to its terms and understand that by signing below (a)
    neither the Funds nor the Trusts of which they are a series are a bank; and Fund shares are not backed or guaranteed by any bank nor insured by the FDIC; (b) my/our account will automatically have the Exchange Privilege capability and that all information provided above (if applicable) will apply to any Fund into which my/our shares may be exchanged; (c) I hereby ratify any instructions given on this account and any account into which I exchange relating to items on the application and agree that neither the Funds, nor WM Shareholder Services, Inc., will be liable for any loss, cost or expense for acting upon such instructions (by telephone or in writing) believed by it to be genuine and in accordance with the procedures described in the Prospectus; (d) it is my responsibility to read the Prospectus; (e) I represent and warrant that I have full right, power and authority to give the foregoing affirmations, certifications and authorizations, and to make the investments applied for pursuant to the Application Form and, if signing on behalf of the beneficial owner, represent and warrant that I am duly authorized to sign the Application Form and to purchase and redeem shares (or to deposit and withdraw funds) on behalf of the beneficial owner.

 TAXPAYER IDENTIFICATION NUMBER CERTIFICATION:

    As required by federal Law, I/we certify under penalties of perjury (1) that the Social Security Number ("SSN") or
    Taxpayer Identification Number ("TIN") provided above is correct and (2) that the IRS has never notified me/us that I/we am/are subject to 31% backup withholding, or has notified me/us that I/we am/are no longer subject to such backup withholding. (Note: If any or all of Part (2) of the preceding sentence is not true in your case, please strike out that part before signing.) If I/we fail to furnish my/our correct SSN or TIN, I/we may be subject to a penalty for each failure and my/our account may be subject to 31% backup withholding on distribution and redemption proceeds. THE
    INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THE DOCUMENT OTHER THAN THE CERTIFICATION
    REQUIRED TO AVOID BACKUP WITHHOLDING.

    ______________________________________________________  X ___________________________________________________________
    Registered Representative's Name and Number               Signature

    ______________________________________________________  X ___________________________________________________________
    Date                                                      Signature

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

The payment of redemption proceeds is     Boston Safe is further authorized to
authorized by the signature(s)            effect withdrawals or redemptions to
appearing on the reverse side. Each       defray Boston Safe's charges relating
signatory guarantees the genuineness      to this checking arrangement. The
of the other signatures.                  shareholder agrees that he/she shall
                                          be subject to the rules and
Boston Safe Deposit and Trust Co.         regulations of Boston Safe pertaining
("Boston Safe") is hereby appointed       to this checking arrangement as
agent by the person(s) signing this       amended from time to time; that Boston
card (the "Shareholder(s)") and, as       Safe has the right not to honor checks
agent is authorized and directed, upon    which do not meet Boston Safe's normal
presentment of checks to Boston Safe      standards for checks presented to it,
to, in the case of investments in the     that Boston Safe and WM Group of Funds
Money Market, Tax-Exempt Money Market     have the right to change, modify or
and California Money (the "Funds"),       terminate this checkwriting service at
transmit such checks to the Fund or       any time, and that Boston Safe, with
its transfer agent as requests to         respect to these checkwriting services
redeem shares registered in the name      shall be liable to the Shareholder
of the Shareholders in the amounts of     and/or the Funds only for its own
such checks for deposit in this           willful misfeasance, bad faith or
checking account; WM Shareholder          gross negligence.
Services, Inc., is hereby further
authorized to accept and execute          Please sign and return this card (with
instructions relating to such             any necessary authorizing
withdrawals.                              documentation) to:

This checking arrangement is subject           WM GROUP OF FUNDS
to the applicable terms and                    P.O. Box 9757
restrictions, including charges, set           Providence, RI 02940-9757
forth in the current prospectus for
each WM Group of Funds mutual fund to
which the Shareholder has arranged to
redeem shares by checkwriting.

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